UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2024

Date of reporting period:	September 30, 2023

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

September 30, 2023
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued
to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward.
See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of
2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization
U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of September 30 , 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.22 10.28

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
U.S. Aerospace & Defense ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (7.58) % 17.27% 0.67% 9.91% 17.27% 3.39% 157.37%
Fund Market .................
(7.53) 17.24 0.67 9.91 – % 17.24 3.41 157.33
Index ...................... (7.41) 17.72 1.09 10.37 17.72 5.55 168.28
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 924.20  $ 1.92  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Aerospace & Defense ............................. 99.5%
Leisure Products ................................ 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Boeing Co. (The) ................................ 17.7%
RTX Corp. .................................... 17.1
Lockheed Martin Corp. ............................ 7.8
Northrop Grumman Corp. .......................... 5.0
Textron, Inc. ................................... 4.9
L3Harris Technologies, Inc. ......................... 4.9
General Dynamics Corp. ........................... 4.9
Howmet Aerospace, Inc. ........................... 4.6
TransDigm Group, Inc. ............................ 4.6
Axon Enterprise, Inc. ............................. 4.5
aaa aa

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
5
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 0.70% 9.10% 9.98% 12.68% 9.10% 60.94% 229.99%
Fund Market ..................
0.53 8.89 9.96 12.66 – % 8.89 60.76 229.46
Index ....................... 0.87 9.53 10.35 13.12 9.53 63.65 243.00
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,007.00  $ 2.01  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Exchanges & Data ........................ 50.6%
Investment Banking & Brokerage ..................... 49.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
S&P Global, Inc. ................................ 14.5%
Goldman Sachs Group, Inc. (The) .................... 13.0
Morgan Stanley ................................. 12.7
CME Group, Inc., Class A .......................... 4.6
Charles Schwab Corp. (The) ........................ 4.5
Intercontinental Exchange, Inc. ...................... 4.5
MSCI, Inc., Class A .............................. 4.4
Moody's Corp. .................................. 4.3
Raymond James Financial, Inc. ...................... 3.9
LPL Financial Holdings, Inc. ......................... 3.8
      aaa aa

iShares
®
U.S. Healthcare Providers ETF
6
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (0.07) % (2.75) % 5.76% 11.85% (2.75) % 32.29% 206.33%
Fund Market ................
(0.02) (2.80) 5.75 11.84 – % (2.80) 32.25 206.17
Index ..................... 0.11 (2.48) 6.14 12.28 (2.48) 34.70 218.48
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 999.30  $ 2.00  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Managed Health Care ............................. 51.0%
Health Care Services ............................. 30.5
Health Care Facilities ............................. 11.3
Health Care Technology ........................... 7.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 23.8%
Elevance Health, Inc. ............................. 12.5
CVS Health Corp. ............................... 10.3
Centene Corp. .................................. 4.9
Humana, Inc. .................................. 4.7
Cigna Group (The) ............................... 4.7
Veeva Systems, Inc., Class A ........................ 4.1
HCA Healthcare, Inc. ............................. 4.0
Molina Healthcare, Inc. ............................ 3.4
Laboratory Corp. of America Holdings .................. 3.1
      aaa aa

iShares
®
U.S. Home Construction ETF
7
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 11.98% 52.05% 18.04% 13.97% 52.05% 129.17% 269.80%
Fund Market ..................
12.02 51.92 18.06 13.97 – % 51.92 129.36 269.84
Index ....................... 12.23 52.69 18.54 14.45 52.69 134.07 285.70
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,119.80  $ 2.12  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Homebuilding .................................. 64.9%
Building Products ................................ 16.6
Home Improvement Retail .......................... 10.6
Specialty Chemicals .............................. 4.6
Home Furnishings ............................... 1.5
Construction Materials ............................ 1.1
Trading Companies & Distributors ..................... 0.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
DR Horton, Inc. ................................. 14.2%
Lennar Corp., Class A ............................. 12.3
NVR, Inc. ..................................... 8.5
PulteGroup, Inc. ................................ 7.1
Sherwin-Williams Co. (The) ......................... 4.6
Home Depot, Inc. (The) ........................... 4.5
Lowe's Companies, Inc. ........................... 4.4
Toll Brothers, Inc. ................................ 3.5
TopBuild Corp. ................................. 3.5
Builders FirstSource, Inc. .......................... 2.8
      aaa aa

iShares
®
U.S. Infrastructure ETF
8
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE
®
FactSet U.S. Infrastructure Index
SM
(the “Index”).
The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 3, 2018. The first day of secondary market trading was April 5, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................... (1.07) % 16.01% 8.52% 9.27% 16.01% 50.50% 62.76%
Fund Market .................
(0.94) 15.94 8.51 9.28 – % 15.94 50.43 62.85
Index ...................... (1.08) 16.27 8.86 9.63 16.27 52.90 65.70
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 989.30  $ 1.49  $ 1,000.00  $ 1,023.50  $ 1.52  0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 18.9%
Construction & Engineering ......................... 11.5
Multi-Utilities ................................... 10.7
Steel ........................................ 8.6
Oil & Gas Storage & Transportation ................... 8.1
Building Products ................................ 6.4
Water Utilities .................................. 5.6
Gas Utilities ................................... 4.9
Trading Companies & Distributors ..................... 2.9
Construction Machinery & Heavy Transportation Equipment ... 2.4
Commodity Chemicals ............................ 2.4
Rail Transportation ............................... 2.2
Industrial Machinery & Supplies & Components ........... 2.0
Specialty Chemicals .............................. 1.8
Construction Materials ............................ 1.7
Research & Consulting Services ...................... 1.3
Forest Products ................................. 1.2
Aluminum ..................................... 1.2
Environmental & Facilities Services .................... 1.2
Other (each representing less than 1%) ................. 5.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Vistra Corp. ................................... 0.8%
New Fortress Energy, Inc., Class A .................... 0.8
Constellation Energy Corp. ......................... 0.8
Xcel Energy, Inc. ................................ 0.8
DT Midstream, Inc. ............................... 0.8
PNM Resources, Inc. ............................. 0.8
CSX Corp. .................................... 0.8
Duke Energy Corp. .............................. 0.8
NRG Energy, Inc. ................................ 0.8
OGE Energy Corp. ............................... 0.8
      aaa aa

iShares
®
U.S. Insurance ETF
9
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the
Dow Jones U.S. Select Insurance Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 7.92% 18.06% 8.94% 9.97% 18.06% 53.41% 158.61%
Fund Market ..................
7.91 17.85 8.93 9.96 – % 17.85 53.35 158.49
Index ....................... 8.10 18.51 9.37 10.41 18.51 56.49 169.29
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,079.20  $ 2.08  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Property & Casualty Insurance ....................... 62.3%
Life & Health Insurance ............................ 26.3
Multi-line Insurance .............................. 11.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Chubb Ltd. .................................... 13.0%
Progressive Corp. (The) ........................... 12.4
American International Group, Inc. .................... 6.6
Aflac, Inc. ..................................... 6.3
MetLife, Inc. ................................... 6.0
Arch Capital Group Ltd. ........................... 4.7
Allstate Corp. (The) .............................. 4.6
Travelers Companies, Inc. (The) ...................... 4.5
Prudential Financial, Inc. ........................... 4.5
Hartford Financial Services Group, Inc. (The) ............. 3.4
      aaa aa

iShares
®
U.S. Medical Devices ETF
10
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (9.90) % 3.47% 5.46% 13.72% 3.47% 30.45% 261.70%
Fund Market .................
(9.85) 3.33 5.46 13.71 – % 3.33 30.45 261.49
Index ...................... (9.74) 3.86 5.87 14.18 3.86 33.00 276.64
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 901.00  $ 1.90  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 ( to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Health Care Equipment ............................ 100.0%
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Abbott Laboratories .............................. 17.4%
Medtronic PLC ................................. 10.8
Intuitive Surgical, Inc. ............................. 10.6
Stryker Corp. .................................. 6.9
Boston Scientific Corp. ............................ 4.7
Becton Dickinson & Co. ........................... 4.6
Edwards Lifesciences Corp. ........................ 4.3
IDEXX Laboratories, Inc. ........................... 4.3
Dexcom , Inc. ................................... 4.2
GE HealthCare Technologies, Inc. .................... 3.6
aaa aa

iShares
®
U.S. Oil & Gas Exploration & Production ETF
11
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production Index
TM
(the “Index”). The Fund invests in a representative
sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 14.88% 21.07% 8.44% 4.49% 21.07% 49.95% 55.16%
Fund Market ..................
14.98 21.11 8.45 4.50 – % 21.11 50.04 55.23
Index ....................... 15.08 21.54 8.87 4.90 21.54 52.96 61.40
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,148.80  $ 2.15  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil & Gas Exploration & Production .................... 78.8%
Oil & Gas Refining & Marketing ...................... 21.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
ConocoPhillips ................................. 19.3%
EOG Resources, Inc. ............................. 9.9
Marathon Petroleum Corp. ......................... 8.1
Pioneer Natural Resources Co. ...................... 7.2
Valero Energy Corp. .............................. 4.9
Phillips 66 ..................................... 4.7
Hess Corp. .................................... 4.5
Diamondback Energy, Inc. .......................... 4.3
Devon Energy Corp. .............................. 4.1
Coterra Energy, Inc. .............................. 3.2
      aaa aa

iShares
®
U.S. Oil Equipment & Services ETF
12
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the six month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. 24.87% 68.71% (6.05) % (7.54) % 68.71% (26.80) % (54.34) %
Fund Market ................
24.87 68.47 (6.06) (7.55) – % 68.47 (26.83) (54.38)
Index ..................... 25.16 69.47 (5.66) (7.26) 69.47 (25.26) (52.93)
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,248.70  $ 2.25  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil & Gas Equipment & Services ..................... 78.9%
Oil & Gas Drilling ................................ 21.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Schlumberger Ltd. ............................... 22.2%
Baker Hughes Co., Class A ......................... 18.6
Halliburton Co. ................................. 4.6
TechnipFMC PLC ............................... 4.6
Weatherford International PLC ....................... 4.5
NOV, Inc. ..................................... 4.5
ChampionX Corp. ............................... 4.4
Transocean, Ltd. ................................ 4.3
Noble Corp. PLC, Class A .......................... 4.3
Valaris, Ltd. .................................... 3.7
      aaa aa

iShares
®
U.S. Pharmaceuticals ETF
13
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 1.72% 6.53% 2.68% 6.76% 6.53% 14.14% 92.42%
Fund Market ..................
1.83 6.43 2.69 6.77 – % 6.43 14.19 92.45
Index ....................... 1.88 6.76 2.98 7.06 6.76 15.81 97.79
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,017.20  $ 2.02  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 100.0%
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Johnson & Johnson .............................. 23.8%
Eli Lilly & Co. .................................. 23.2
Viatris, Inc. .................................... 4.7
Bristol-Myers Squibb Co. ........................... 4.7
Merck & Co., Inc. ................................ 4.7
Pfizer, Inc. .................................... 4.7
Royalty Pharma PLC, Class A ....................... 4.5
Zoetis, Inc., Class A .............................. 4.5
Catalent, Inc. .................................. 3.5
Jazz Pharmaceuticals PLC ......................... 3.5
      aaa aa

iShares
®
U.S. Real Estate ETF
14
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the
Dow Jones U.S. Real Estate Capped Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through January 24, 2021 reflects the performance of the Dow Jones U.S. Real Estate Index
TM
. Index performance beginning on January 25, 2021 reflects the performance of the Dow Jones U.S. Real Estate Capped Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (6.51) % (1.03) % 2.30% 5.54% (1.03) % 12.04% 71.43%
Fund Market ................
(6.46) (1.04) 2.30 5.53 – % (1.04) 12.05 71.34
Index ..................... (6.32) (0.64) 2.62 5.95 (0.64) 13.81 78.24
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 934.90  $ 1.93  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Industrial REITs ................................. 13.2%
Telecom Tower REITs ............................. 12.6
Retail REITs ................................... 11.1
Data Center REITs ............................... 9.3
Multi-Family Residential REITs ....................... 9.0
Health Care REITs ............................... 8.5
Self-Storage REITs .............................. 7.2
Real Estate Services ............................. 6.6
Other Specialized REITs ........................... 6.0
Single-Family Residential REITs ...................... 5.1
Office REITs ................................... 3.7
Mortgage REITs ................................ 2.7
Timber REITs .................................. 2.7
Diversified REITs ................................ 1.1
Hotel & Resort REITs ............................. 1.0
Real Estate Development .......................... 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Prologis, Inc. ................................... 9.5%
American Tower Corp. ............................ 7.0
Equinix, Inc. ................................... 6.0
Welltower, Inc. .................................. 3.9
Public Storage .................................. 3.8
Crown Castle, Inc. ............................... 3.6
Digital Realty Trust, Inc. ........................... 3.3
Realty Income Corp. .............................. 3.2
Simon Property Group, Inc. ......................... 3.2
CoStar Group, Inc. ............................... 2.9
      aaa aa

iShares
®
U.S. Regional Banks ETF
15
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (3.94) % (26.92) % (4.43) % 3.66% (26.92) % (20.26) % 43.21%
Fund Market ................
(3.87) (26.82) (4.41) 3.66 – % (26.82) (20.18) 43.31
Index ..................... (3.77) (26.71) (4.07) 4.09 (26.71) (18.76) 49.25
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 960.60  $ 1.96  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Regional Banks ................................. 58.8%
Diversified Banks ................................ 41.0
Commercial & Residential Mortgage Finance ............. 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
U.S. Bancorp .................................. 14.2%
PNC Financial Services Group, Inc. (The) ............... 13.5
Truist Financial Corp. ............................. 10.5
M&T Bank Corp. ................................ 5.8
First Citizens BancShares, Inc., Class A ................. 4.6
Fifth Third Bancorp .............................. 4.4
Regions Financial Corp. ........................... 4.4
Huntington Bancshares, Inc. ........................ 4.2
Citizens Financial Group, Inc. ....................... 3.5
KeyCorp ...................................... 2.8
      aaa aa

iShares
®
U.S. Telecommunications ETF
16
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Russell 1000 Telecommunications RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Select Telecommunications Index. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (7.01) % 4.67% (4.22) % (0.12) % 4.67% (19.39) % (1.16) %
Fund Market ................
(7.03) 4.62 (4.21) (0.12) – % 4.62 (19.36) (1.20)
Index ..................... (6.90) 4.95 (3.91) 0.07 4.95 (18.09) 0.69
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 929.90  $ 1.93  $ 1,000.00  $ 1,023.00  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Communications Equipment ........................ 40.3%
Cable & Satellite ................................ 29.3
Integrated Telecommunication Services ................. 20.0
Wireless Telecommunication Services .................. 4.5
Alternative Carriers .............................. 3.1
Movies & Entertainment ........................... 2.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Cisco Systems, Inc. .............................. 18.2%
Comcast Corp., Class A ........................... 15.3
Verizon Communications, Inc. ....................... 11.8
AT&T, Inc. ..................................... 4.9
T-Mobile U.S., Inc. ............................... 4.5
Charter Communications, Inc., Class A ................. 4.1
Motorola Solutions, Inc. ........................... 3.8
Arista Networks, Inc. ............................. 3.7
Cable One, Inc. ................................. 3.3
Ciena Corp. ................................... 3.3
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Aerospace & Defense ETF
(Percentages shown are based on Net Assets)
18
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .4%
AAR Corp.
(a) (b)
............................ 556,269 $ 33,114,694
AeroVironment, Inc.
(a)
....................... 438,711 48,929,438
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,505,073 12,675,669
Axon Enterprise, Inc.
(a) (b)
..................... 1,093,489 217,593,376
Boeing Co. (The)
(a) (b)
........................ 4,488,103 860,279,583
BWX Technologies, Inc. ..................... 1,530,705 114,772,261
Curtiss-Wright Corp. ........................ 641,045 125,407,633
General Dynamics Corp. ..................... 1,070,674 236,586,834
HEICO Corp.
(b)
........................... 555,433 89,941,266
HEICO Corp. , Class A
(b)
..................... 1,056,234 136,486,557
Hexcel Corp. ............................. 1,413,553 92,078,842
Howmet Aerospace, Inc. ..................... 4,820,558 222,950,808
Huntington Ingalls Industries, Inc. ............... 667,196 136,494,958
Kaman Corp. , Class A ....................... 472,177 9,278,278
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,143,086 32,189,152
L3Harris Technologies, Inc. ................... 1,371,761 238,851,025
Leonardo DRS, Inc.
(a) (b)
...................... 876,738 14,641,525
Lockheed Martin Corp. ...................... 930,088 380,368,789
Mercury Systems, Inc.
(a) (b)
.................... 856,957 31,784,535
Moog, Inc. , Class A ........................ 480,665 54,295,918
National Presto Industries, Inc. ................. 87,638 6,350,250
Northrop Grumman Corp. .................... 551,084 242,581,666
Rocket Lab USA, Inc.
(a) (b)
..................... 4,359,147 19,093,064
RTX Corp. .............................. 11,520,929 829,161,260
Spirit AeroSystems Holdings, Inc. , Class A
(a)
........ 1,761,672 28,433,386
Textron, Inc.
(b)
............................ 3,072,645 240,096,480
TransDigm Group, Inc.
(a)
..................... 264,401 222,924,415
Triumph Group, Inc.
(a)
....................... 1,282,879 9,826,853
V2X, Inc.
(a) (b)
............................. 193,067 9,973,841
Security Shares Value
a
Aerospace & Defense (continued)
Virgin Galactic Holdings, Inc.
(a) (b)
................ 5,467,103 $ 9,840,785
Woodward, Inc. ........................... 1,011,111 125,640,653
4,832,643,794
a
Leisure Products  —  0 .5%
Smith & Wesson Brands, Inc. .................. 772,047 9,967,127
Sturm Ruger & Co., Inc. ..................... 296,587 15,458,114
25,425,241
a
Total Long-Term Investments — 99.9%
(Cost: $ 5,082,410,588 ) ............................... 4,858,069,035
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 107,205,510 107,248,392
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 15,527,766 15,527,766
a
Total Short-Term Securities — 2.5%
(Cost: $ 122,725,190 ) ................................ 122,776,158
Total Investments — 102.4%
(Cost: $ 5,205,135,778 ) ............................... 4,980,845,193
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (118,758,558)
Net Assets — 100.0% ................................. $ 4,862,086,635
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 63,358,129 $ 43,883,998
(a)
$ — $ (5,518) $ 11,783 $ 107,248,392 107,205,510 $ 298,460
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 6,037,253 9,490,513
(a)
— — — 15,527,766 15,527,766 163,422 —
$ (5,518) $ 11,783
$ 122,776,158
$ 461,882 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 37 12/15/23 $ 3,812 $ (131,838)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 131,838 $ — $ — $ — $ 131,838
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 853,306 $ — $ — $ — $ 853,306
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (459,187) $ — $ — $ — $ (459,187)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,416,090
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Aerospace & Defense ETF
20
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,858,069,035  $ —  $ —  $ 4,858,069,035
Short-Term Securities
Money Market Funds ...................................... 122,776,158  —  —  122,776,158
$ 4,980,845,193  $ —  $ —  $ 4,980,845,193
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (131,838) $ —  $ —  $ (131,838)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  50 .7%
Cboe Global Markets, Inc. .................... 82,134 $ 12,830,152
CME Group, Inc. , Class A .................... 85,269 17,072,559
Coinbase Global, Inc. , Class A
(a) (b)
............... 131,592 9,879,927
Donnelley Financial Solutions, Inc.
(a) (b)
............ 19,402 1,091,944
FactSet Research Systems, Inc. ................ 29,693 12,983,561
Intercontinental Exchange, Inc. ................ 152,856 16,817,217
MarketAxess Holdings, Inc. ................... 29,328 6,265,634
Moody's Corp. ............................ 50,974 16,116,450
Morningstar, Inc. .......................... 20,253 4,744,063
MSCI, Inc. , Class A ........................ 32,050 16,444,214
Nasdaq, Inc. ............................. 263,882 12,822,026
Open Lending Corp.
(a) (b)
...................... 77,531 567,527
S&P Global, Inc. .......................... 148,348 54,207,843
Tradeweb Markets, Inc. , Class A
(b)
.............. 89,239 7,156,968
189,000,085
a
Investment Banking & Brokerage  —  49 .2%
B Riley Financial, Inc. ....................... 12,843 526,435
BGC Group, Inc. , Class A
(b)
................... 303,879 1,604,481
Charles Schwab Corp. (The) .................. 308,419 16,932,203
Evercore, Inc. , Class A ...................... 27,134 3,741,236
Goldman Sachs Group, Inc. (The) .............. 150,295 48,630,953
Houlihan Lokey, Inc. , Class A .................. 40,034 4,288,442
Interactive Brokers Group, Inc. , Class A
(b)
.......... 83,266 7,207,505
Jefferies Financial Group, Inc. ................. 137,568 5,039,116
Lazard Ltd. , Class A ........................ 87,776 2,721,934
LPL Financial Holdings, Inc. ................... 59,389 14,113,796
Moelis & Co. , Class A ....................... 51,820 2,338,637
Morgan Stanley ........................... 581,660 47,504,172
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 11,687 $ 1,698,238
PJT Partners, Inc. , Class A ................... 17,326 1,376,377
Raymond James Financial, Inc. ................ 146,305 14,693,411
Robinhood Markets, Inc. , Class A
(a) (b)
............. 427,280 4,191,617
Stifel Financial Corp. ....................... 81,302 4,995,195
StoneX Group, Inc.
(a) (b)
...................... 13,921 1,349,223
Virtu Financial, Inc. , Class A ................... 73,208 1,264,302
184,217,273
a
Total Long-Term Investments — 99.9%
(Cost: $ 406,507,679 ) ................................ 373,217,358
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 9,291,377 9,295,094
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 2,903,030 2,903,030
a
Total Short-Term Securities — 3.2%
(Cost: $ 12,197,990 ) ................................. 12,198,124
Total Investments — 103.1%
(Cost: $ 418,705,669 ) ................................ 385,415,482
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (11,718,733)
Net Assets — 100.0% ................................. $ 373,696,749
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,372,007 $ 3,923,325
(a)
$ — $ (793) $ 555 $ 9,295,094 9,291,377 $ 43,894
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,515,774 387,256
(a)
— — — 2,903,030 2,903,030 16,858 —
$ (793) $ 555
$ 12,198,124
$ 60,752 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
22
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 3 12/15/23 $ 309 $ (14,837)
E-Mini Russell 2000 Index ............................................................... 1 12/15/23 90 (3,340)
$ (18,177)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 18,177 $ — $ — $ — $ 18,177
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 34,246 $ — $ — $ — $ 34,246
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (57,587) $ — $ — $ — $ (57,587)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 456,876
a

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 373,217,358  $ —  $ —  $ 373,217,358
Short-Term Securities
Money Market Funds ...................................... 12,198,124  —  —  12,198,124
$ 385,415,482  $ —  $ —  $ 385,415,482
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (18,177) $ —  $ —  $ (18,177)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Healthcare Providers ETF
(Percentages shown are based on Net Assets)
24
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Health Care Facilities  —  11 .2%
Acadia Healthcare Co., Inc.
(a)
.................. 142,048 $ 9,987,395
Brookdale Senior Living, Inc.
(a)
................. 289,808 1,199,805
Community Health Systems, Inc.
(b)
.............. 195,858 567,988
Encompass Health Corp. .................... 154,468 10,374,071
Ensign Group, Inc. (The)
(b)
.................... 86,612 8,048,853
HCA Healthcare, Inc. ....................... 142,877 35,144,885
National HealthCare Corp. .................... 20,752 1,327,713
Select Medical Holdings Corp. ................. 160,673 4,060,207
Surgery Partners, Inc.
(a) (b)
.................... 101,374 2,965,190
Tenet Healthcare Corp.
(a)
..................... 156,477 10,310,270
U.S. Physical Therapy, Inc. ................... 23,075 2,116,670
Universal Health Services, Inc. , Class B .......... 95,765 12,040,533
98,143,580
a
Health Care Services  —  30 .5%
23andMe Holding Co. , Class A
(a) (b)
.............. 468,018 457,581
Accolade, Inc.
(a) (b)
.......................... 106,676 1,128,632
Addus HomeCare Corp.
(a)
.................... 25,069 2,135,628
Agiliti, Inc.
(a) (b)
............................ 54,033 350,674
agilon health, Inc.
(a) (b)
....................... 462,423 8,212,633
Amedisys, Inc.
(a)
.......................... 50,291 4,697,179
AMN Healthcare Services, Inc.
(a) (b)
.............. 58,544 4,986,778
Apollo Medical Holdings, Inc.
(a) (b)
................ 65,029 2,006,145
Castle Biosciences, Inc.
(a)
.................... 41,276 697,152
Chemed Corp.
(b)
.......................... 23,236 12,075,749
Cigna Group (The) ......................... 142,327 40,715,485
CorVel Corp.
(a)
............................ 13,975 2,748,184
CVS Health Corp. ......................... 1,285,233 89,734,968
DaVita, Inc.
(a) (b)
........................... 82,989 7,844,950
DocGo, Inc.
(a) (b)
........................... 135,786 723,739
Fulgent Genetics, Inc.
(a) (b)
.................... 31,331 837,791
Guardant Health, Inc.
(a)
...................... 181,377 5,376,014
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 224,529 1,412,287
Laboratory Corp. of America Holdings ............ 136,543 27,451,970
LifeStance Health Group, Inc.
(a)
................ 139,631 959,265
ModivCare, Inc.
(a)
.......................... 18,993 598,469
National Research Corp. ..................... 22,316 990,161
NeoGenomics, Inc.
(a) (b)
...................... 196,485 2,416,766
OPKO Health, Inc.
(a) (b)
....................... 678,215 1,085,144
Option Care Health, Inc.
(a)
.................... 277,211 8,967,776
Pediatrix Medical Group, Inc.
(a)
................. 127,358 1,618,720
Pennant Group, Inc. (The)
(a)
................... 45,956 511,490
Premier, Inc. , Class A ....................... 183,513 3,945,530
Privia Health Group, Inc.
(a) (b)
................... 157,357 3,619,211
Quest Diagnostics, Inc. ...................... 172,967 21,077,759
R1 RCM, Inc.
(a)
........................... 303,463 4,573,187
RadNet, Inc.
(a) (b)
........................... 92,922 2,619,471
266,576,488
a
Security Shares Value
a
Health Care Technology  —  7 .2%
American Well Corp. , Class A
(a)
................ 387,549 $ 453,432
Certara, Inc.
(a) (b)
........................... 164,852 2,396,948
Definitive Healthcare Corp. , Class A
(a) (b)
........... 71,266 569,415
Doximity, Inc. , Class A
(a) (b)
.................... 193,432 4,104,627
Evolent Health, Inc. , Class A
(a) (b)
................ 172,154 4,687,754
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 120,433 678,038
Health Catalyst, Inc.
(a)
....................... 87,698 887,504
HealthStream, Inc. ......................... 37,322 805,409
Phreesia, Inc.
(a)
........................... 79,055 1,476,747
Schrodinger, Inc.
(a) (b)
........................ 84,040 2,375,811
Sharecare, Inc. , Class A
(a)
.................... 472,837 444,656
Simulations Plus, Inc. ....................... 24,533 1,023,026
Teladoc Health, Inc.
(a) (b)
...................... 254,210 4,725,764
Veeva Systems, Inc. , Class A
(a)
................ 176,338 35,875,966
Veradigm, Inc.
(a)
........................... 168,930 2,219,740
62,724,837
a
Managed Health Care  —  51 .0%
Alignment Healthcare, Inc.
(a)
.................. 150,831 1,046,767
Centene Corp.
(a) (b)
......................... 619,547 42,674,397
Clover Health Investments Corp. , Class A
(a) (b)
....... 519,513 561,074
Elevance Health, Inc. ....................... 251,016 109,297,387
HealthEquity, Inc.
(a) (b)
....................... 131,721 9,622,219
Humana, Inc. ............................ 84,352 41,038,935
Molina Healthcare, Inc.
(a)
..................... 89,848 29,460,261
Progyny, Inc.
(a)
............................ 127,918 4,351,770
UnitedHealth Group, Inc. ..................... 411,265 207,355,700
445,408,510
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,007,049,066 ) ............................... 872,853,415
a
Short-Term Securities
Money Market Funds  —  4 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 37,996,785 38,011,983
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 4,380,045 4,380,045
a
Total Short-Term Securities — 4.9%
(Cost: $ 42,362,661 ) ................................. 42,392,028
Total Investments — 104.8%
(Cost: $ 1,049,411,727 ) ............................... 915,245,443
Liabilities in Excess of Other Assets — ( 4 .8 ) % ............... (41,528,826)
Net Assets — 100.0% ................................. $ 873,716,617
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
25
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 62,466,913 $ — $ (24,460,387)
(a)
$ 10,995 $ (5,538) $ 38,011,983 37,996,785 $ 86,814
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,177,913 3,202,132
(a)
— — — 4,380,045 4,380,045 33,866 —
$ 10,995 $ (5,538)
$ 42,392,028
$ 120,680 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 5 12/15/23 $ 656 $ (17,012)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 17,012 $ — $ — $ — $ 17,012
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 14,596 $ — $ — $ — $ 14,596
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (49,477) $ — $ — $ — $ (49,477)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Healthcare Providers ETF
26
2023
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 937,370
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 872,853,415  $ —  $ —  $ 872,853,415
Short-Term Securities
Money Market Funds ...................................... 42,392,028  —  —  42,392,028
$ 915,245,443  $ —  $ —  $ 915,245,443
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (17,012) $ —  $ —  $ (17,012)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  16 .6%
American Woodmark Corp.
(a) (b)
................. 55,380 $ 4,187,281
AZEK Co., Inc. (The) , Class A
(a) (b)
............... 505,258 15,026,373
Builders FirstSource, Inc.
(a) (b)
.................. 422,969 52,655,411
Fortune Brands Innovations, Inc. ............... 429,251 26,682,242
Hayward Holdings, Inc.
(a) (b)
.................... 425,360 5,997,576
JELD-WEN Holding, Inc.
(a) (b)
................... 287,650 3,843,004
Lennox International, Inc. .................... 108,119 40,484,078
Masco Corp. ............................. 760,873 40,668,662
Masonite International Corp.
(a) (b)
................ 74,424 6,937,805
Masterbrand, Inc.
(a)
........................ 431,859 5,247,087
Owens Corning ........................... 303,883 41,452,680
PGT Innovations, Inc.
(a)
...................... 197,400 5,477,850
Quanex Building Products Corp. ................ 111,452 3,139,603
Simpson Manufacturing Co., Inc. ............... 144,365 21,627,321
Trex Co., Inc.
(a) (b)
.......................... 367,240 22,633,001
UFP Industries, Inc. ........................ 209,260 21,428,224
317,488,198
a
Construction Materials  —  1 .0%
Eagle Materials, Inc. ........................ 119,862 19,959,420
a
Home Furnishings  —  1 .5%
Ethan Allen Interiors, Inc. .................... 77,199 2,308,250
Leggett & Platt, Inc. ........................ 450,565 11,448,857
Mohawk Industries, Inc.
(a)
.................... 178,803 15,343,085
29,100,192
a
Home Improvement Retail  —  10 .6%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 360,081 32,587,330
Home Depot, Inc. (The) ..................... 283,126 85,549,352
Lowe's Companies, Inc. ..................... 401,982 83,547,939
201,684,621
a
Homebuilding  —  64 .9%
Beazer Homes USA, Inc.
(a)
................... 245,287 6,110,099
Cavco Industries, Inc.
(a) (b)
..................... 66,986 17,795,501
Century Communities, Inc. ................... 236,605 15,800,482
DR Horton, Inc.
(b)
.......................... 2,527,899 271,673,305
Dream Finders Homes, Inc. , Class A
(a)
............ 188,345 4,186,909
Green Brick Partners, Inc.
(a) (b)
.................. 210,975 8,757,572
Installed Building Products, Inc. ................ 195,790 24,452,213
KB Home ............................... 645,202 29,859,949
Security Shares Value
a
Homebuilding (continued)
Lennar Corp. , Class A ....................... 2,096,662 $ 235,308,376
Lennar Corp. , Class B ...................... 110,106 11,256,137
LGI Homes, Inc.
(a) (b)
........................ 170,090 16,922,254
M/I Homes, Inc.
(a)
.......................... 230,806 19,396,936
MDC Holdings, Inc. ........................ 495,140 20,414,622
Meritage Homes Corp.
(b)
..................... 305,243 37,358,691
NVR, Inc.
(a)
.............................. 27,089 161,539,834
PulteGroup, Inc. .......................... 1,822,000 134,919,100
Skyline Champion Corp.
(a) (b)
................... 441,151 28,110,142
Taylor Morrison Home Corp.
(a)
................. 908,713 38,720,261
Toll Brothers, Inc. .......................... 907,843 67,144,068
TopBuild Corp.
(a)
.......................... 263,683 66,342,643
Tri Pointe Homes, Inc.
(a)
..................... 821,911 22,479,266
1,238,548,360
a
Specialty Chemicals  —  4 .6%
Sherwin-Williams Co. (The) ................... 343,031 87,490,057
a
Trading Companies & Distributors  —  0 .7%
Beacon Roofing Supply, Inc.
(a) (b)
................ 179,292 13,835,964
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,146,558,703 ) ............................... 1,908,106,812
a
Short-Term Securities
Money Market Funds  —  4 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 76,343,602 76,374,140
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 6,073,373 6,073,373
a
Total Short-Term Securities — 4.3%
(Cost: $ 82,410,745 ) ................................. 82,447,513
Total Investments — 104.2%
(Cost: $ 2,228,969,448 ) ............................... 1,990,554,325
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (80,398,534)
Net Assets — 100.0% ................................. $ 1,910,155,791
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 71,363,887 $ 4,999,242
(a)
$ — $ (494) $ 11,505 $ 76,374,140 76,343,602 $ 93,251
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,937,714 4,135,659
(a)
— — — 6,073,373 6,073,373 58,975 —
$ (494) $ 11,505
$ 82,447,513
$ 152,226 $ —

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Home Construction ETF
28
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 7 12/15/23 $ 1,764 $ (54,646)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 54,646 $ — $ — $ — $ 54,646
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 277,139 $ — $ — $ — $ 277,139
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (193,408) $ — $ — $ — $ (193,408)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,865,215
a

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
29
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,908,106,812  $ —  $ —  $ 1,908,106,812
Short-Term Securities
Money Market Funds ...................................... 82,447,513  —  —  82,447,513
$ 1,990,554,325  $ —  $ —  $ 1,990,554,325
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (54,646) $ —  $ —  $ (54,646)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
30
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aluminum  —  1 .2%
Century Aluminum Co.
(a) (b)
.................... 1,697,095 $ 12,202,113
Kaiser Aluminum Corp. ...................... 168,210 12,659,485
24,861,598
a
Automotive Parts & Equipment  —  0 .6%
XPEL, Inc.
(a)
............................. 158,145 12,194,561
a
Building Products  —  6 .4%
Advanced Drainage Systems, Inc.
(b)
............. 100,849 11,479,642
Apogee Enterprises, Inc. ..................... 256,704 12,085,624
Armstrong World Industries, Inc. ................ 170,680 12,288,960
AZEK Co., Inc. (The) , Class A
(a)
................ 378,001 11,241,750
Builders FirstSource, Inc.
(a)
................... 88,312 10,993,961
Carlisle Companies, Inc. ..................... 48,905 12,679,110
Gibraltar Industries, Inc.
(a)
.................... 171,931 11,607,062
Insteel Industries, Inc. ....................... 367,736 11,936,710
Owens Corning ........................... 89,510 12,210,059
Simpson Manufacturing Co., Inc. ............... 80,497 12,059,256
Trex Co., Inc.
(a) (b)
.......................... 180,557 11,127,728
129,709,862
a
Commodity Chemicals  —  2 .4%
AdvanSix, Inc. ............................ 387,707 12,049,933
Hawkins, Inc. ............................ 208,335 12,260,515
LyondellBasell Industries NV , Class A ............ 130,093 12,319,807
Westlake Corp.
(b)
.......................... 98,987 12,340,709
48,970,964
a
Construction & Engineering  —  11 .4%
AECOM ................................ 148,307 12,315,413
API Group Corp.
(a)
......................... 462,355 11,988,865
Argan, Inc. .............................. 307,984 14,019,432
Comfort Systems USA, Inc.
(b)
.................. 70,636 12,037,081
Construction Partners, Inc. , Class A
(a) (b)
........... 374,338 13,685,797
EMCOR Group, Inc. ........................ 58,122 12,228,288
Fluor Corp.
(a)
............................. 367,942 13,503,471
Granite Construction, Inc. .................... 310,092 11,789,698
Great Lakes Dredge & Dock Corp.
(a)
............. 1,494,371 11,910,137
MasTec, Inc.
(a)
............................ 132,055 9,503,998
MDU Resources Group, Inc. .................. 641,383 12,558,279
MYR Group, Inc.
(a)
......................... 92,205 12,425,546
Northwest Pipe Co.
(a) (b)
...................... 392,339 11,836,868
Primoris Services Corp. ..................... 366,300 11,988,999
Quanta Services, Inc. ....................... 61,855 11,571,215
Stantec, Inc.
(b)
............................ 196,551 12,750,263
Sterling Infrastructure, Inc.
(a)
.................. 158,012 11,610,722
Tutor Perini Corp.
(a)
........................ 1,484,239 11,621,591
Valmont Industries, Inc. ...................... 51,323 12,328,298
231,673,961
a
Construction Machinery & Heavy Transportation Equipment  —  2 .4%
Astec Industries, Inc. ....................... 240,489 11,329,437
Greenbrier Companies, Inc. (The) ............... 301,135 12,045,400
Terex Corp. .............................. 208,898 12,036,703
Trinity Industries, Inc. ....................... 514,110 12,518,579
47,930,119
a
Construction Materials  —  1 .7%
Martin Marietta Materials, Inc. ................. 28,718 11,788,165
Summit Materials, Inc. , Class A
(a)
............... 342,338 10,660,405
Vulcan Materials Co. ....................... 58,925 11,904,029
34,352,599
a
Security Shares Value
a
Copper  —  0 .6%
Taseko Mines, Ltd.
(b)
........................ 9,185,677 $ 11,665,810
a
Distributors  —  0 .6%
Pool Corp. .............................. 35,677 12,704,580
a
Diversified Chemicals  —  0 .6%
LSB Industries, Inc.
(a) (b)
...................... 1,243,894 12,725,036
a
Diversified Metals & Mining  —  0 .6%
Compass Minerals International, Inc. ............. 428,845 11,986,218
a
Electric Utilities  —  18 .8%
ALLETE, Inc. ............................ 278,806 14,720,957
Alliant Energy Corp. ........................ 309,044 14,973,182
American Electric Power Co., Inc. ............... 198,495 14,930,794
Avangrid, Inc. ............................ 447,436 13,499,144
Constellation Energy Corp. ................... 143,418 15,644,035
Duke Energy Corp. ........................ 174,995 15,445,059
Edison International ........................ 224,928 14,235,693
Entergy Corp. ............................ 163,105 15,087,212
Evergy, Inc. .............................. 287,077 14,554,804
Eversource Energy ........................ 244,050 14,191,508
Exelon Corp. ............................. 384,779 14,540,798
FirstEnergy Corp. ......................... 431,138 14,736,297
Fortis, Inc.
(b)
............................. 392,034 14,893,372
Hawaiian Electric Industries, Inc. ............... 1,022,424 12,586,039
IDACORP, Inc. ........................... 159,918 14,976,321
MGE Energy, Inc. .......................... 213,535 14,629,283
NextEra Energy, Inc. ....................... 230,108 13,182,887
NRG Energy, Inc. .......................... 400,190 15,415,319
OGE Energy Corp. ......................... 455,516 15,182,348
PG&E Corp.
(a)
............................ 934,831 15,078,824
Pinnacle West Capital Corp. .................. 202,545 14,923,516
PNM Resources, Inc. ....................... 346,717 15,467,045
Portland General Electric Co. .................. 349,791 14,159,540
PPL Corp. .............................. 621,459 14,641,574
Southern Co. (The) ........................ 228,910 14,815,055
Xcel Energy, Inc. .......................... 272,294 15,580,663
382,091,269
a
Electrical Components & Equipment  —  0 .6%
SunPower Corp.
(a) (b)
........................ 1,801,854 11,117,439
a
Environmental & Facilities Services  —  1 .2%
Enviri Corp.
(a)
............................ 1,735,207 12,528,194
Tetra Tech, Inc. ........................... 82,697 12,572,425
25,100,619
a
Forest Products  —  1 .2%
Louisiana-Pacific Corp. ...................... 204,348 11,294,314
West Fraser Timber Co., Ltd. .................. 174,419 12,652,354
23,946,668
a
Gas Utilities  —  4 .9%
Atmos Energy Corp. ........................ 133,258 14,116,020
Chesapeake Utilities Corp. ................... 139,315 13,618,041
New Jersey Resources Corp. .................. 364,197 14,797,324
Northwest Natural Holding Co. ................. 395,358 15,086,861
ONE Gas, Inc. ............................ 210,238 14,355,051
Southwest Gas Holdings, Inc. ................. 211,318 12,765,720
Spire, Inc. ............................... 262,001 14,824,017
99,563,034
a
Independent Power Producers & Energy Traders  —  0 .8%
Vistra Corp. ............................. 484,030 16,060,115
a

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Industrial Machinery & Supplies & Components  —  1 .9%
Luxfer Holdings PLC ....................... 1,092,805 $ 14,261,105
Mueller Industries, Inc. ...................... 170,746 12,833,269
Omega Flex, Inc. .......................... 158,145 12,450,756
39,545,130
a
Multi-Utilities  —  10 .7%
Algonquin Power & Utilities Corp. ............... 2,016,687 11,938,787
Ameren Corp. ............................ 196,142 14,677,306
Avista Corp. ............................. 464,040 15,020,975
Black Hills Corp. .......................... 281,098 14,220,748
CenterPoint Energy, Inc. ..................... 556,503 14,942,105
CMS Energy Corp. ......................... 277,800 14,753,958
Consolidated Edison, Inc. .................... 174,163 14,896,161
Dominion Energy, Inc. ....................... 321,373 14,355,732
DTE Energy Co. .......................... 150,590 14,950,575
NiSource, Inc. ............................ 579,342 14,298,161
Northwestern Energy Group, Inc. ............... 305,546 14,684,541
Public Service Enterprise Group, Inc. ............ 254,336 14,474,262
Sempra ................................ 219,631 14,941,497
Unitil Corp. .............................. 314,027 13,412,093
WEC Energy Group, Inc. ..................... 185,144 14,913,349
216,480,250
a
Oil & Gas Equipment & Services  —  0 .7%
U.S. Silica Holdings, Inc.
(a)
.................... 1,010,424 14,186,353
a
Oil & Gas Storage & Transportation  —  8 .1%
Antero Midstream Corp. ..................... 1,261,256 15,109,847
DT Midstream, Inc. ......................... 292,535 15,480,952
Enbridge, Inc. ............................ 433,324 14,382,024
EnLink Midstream LLC ...................... 1,210,647 14,794,106
Equitrans Midstream Corp. ................... 1,570,135 14,712,165
Kinder Morgan, Inc. , Class P .................. 897,743 14,884,579
Kinetik Holdings, Inc. , Class A ................. 436,025 14,715,844
New Fortress Energy, Inc. , Class A .............. 481,456 15,782,128
ONEOK, Inc. ............................. 234,742 14,889,685
TC Energy Corp. .......................... 422,613 14,542,113
Williams Companies, Inc. (The) ................ 443,566 14,943,738
164,237,181
a
Rail Transportation  —  2 .2%
CSX Corp. .............................. 502,361 15,447,601
Norfolk Southern Corp. ...................... 74,558 14,682,707
Union Pacific Corp. ........................ 69,616 14,175,906
44,306,214
a
Research & Consulting Services  —  1 .3%
Jacobs Solutions, Inc. ....................... 97,027 13,244,185
NV5 Global, Inc.
(a)
......................... 127,443 12,263,840
25,508,025
a
Specialty Chemicals  —  1 .8%
Eastman Chemical Co. ...................... 152,810 11,723,583
Ecovyst, Inc.
(a)
............................ 1,269,132 12,488,259
Ingevity Corp.
(a)
........................... 240,357 11,443,397
35,655,239
a
Steel  —  8 .6%
Algoma Steel Group, Inc.
(b)
................... 1,732,918 11,783,842
ATI, Inc.
(a) (b)
.............................. 284,750 11,717,462
Carpenter Technology Corp. .................. 204,190 13,723,610
Cleveland-Cliffs, Inc.
(a)
...................... 846,906 13,237,141
Commercial Metals Co. ...................... 227,849 11,258,019
Haynes International, Inc. .................... 269,723 12,547,514
Nucor Corp. ............................. 76,113 11,900,268
Olympic Steel, Inc. ......................... 236,335 13,284,390
Security Shares Value
a
Steel (continued)
Reliance Steel & Aluminum Co. ................ 46,004 $ 12,063,629
Ryerson Holding Corp. ...................... 415,681 12,092,160
Steel Dynamics, Inc. ........................ 122,419 13,125,765
TimkenSteel Corp.
(a) (b)
....................... 591,690 12,851,507
United States Steel Corp.
(b)
................... 423,180 13,744,886
Worthington Industries, Inc. ................... 170,924 10,566,522
173,896,715
a
Trading Companies & Distributors  —  2 .9%
Alta Equipment Group, Inc. ................... 897,235 10,820,654
BlueLinx Holdings, Inc.
(a)
..................... 142,221 11,674,922
Boise Cascade Co. ........................ 118,327 12,192,414
H&E Equipment Services, Inc. ................. 281,214 12,145,633
United Rentals, Inc. ........................ 26,743 11,889,135
58,722,758
a
Water Utilities  —  5 .6%
American States Water Co. ................... 183,030 14,400,800
American Water Works Co., Inc. ................ 111,664 13,827,353
Artesian Resources Corp. , Class A , NVS .......... 332,053 13,942,905
California Water Service Group ................ 307,132 14,530,415
Essential Utilities, Inc. ....................... 419,387 14,397,556
Middlesex Water Co. ....................... 208,472 13,811,270
SJW Group .............................. 235,172 14,136,189
York Water Co. (The) ....................... 381,063 14,286,052
113,332,540
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,047,244,676 ) ............................... 2,022,524,857
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 54,313,212 54,334,937
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 19,289,358 19,289,358
a
Total Short-Term Securities — 3.6%
(Cost: $ 73,607,926 ) ................................. 73,624,295
Total Investments — 103.4%
(Cost: $ 2,120,852,602 ) ............................... 2,096,149,152
Liabilities in Excess of Other Assets — ( 3 .4 ) % ............... (68,594,848)
Net Assets — 100.0% ................................. $ 2,027,554,304
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Infrastructure ETF
32
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 53,900,144 $ 426,675
(a)
$ — $ (1,515) $ 9,633 $ 54,334,937 54,313,212 $ 93,685
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 22,701,642 — (3,412,284)
(a)
— — 19,289,358 19,289,358 223,392 —
$ (1,515) $ 9,633
$ 73,624,295
$ 317,077 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 3 12/15/23 $ 287 $ (8,222)
E-Mini S&P MidCap 400 Index ............................................................ 12 12/15/23 3,024 (85,587)
E-Mini Utilities Select Sector Index ......................................................... 23 12/15/23 1,377 (93,991)
$ (187,800)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 187,800 $ — $ — $ — $ 187,800
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
33
Schedule of Investments
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 31,836 $ — $ — $ — $ 31,836
Swaps ........................................ — — (180,853) — — — (180,853)
$ — $ — $ (149,017) $ — $ — $ — $ (149,017)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (371,301) $ — $ — $ — $ (371,301)
Swaps ........................................ — — (405,189) — — — (405,189)
$ —
$ — $ (776,490) $ — $ — $ — $ (776,490)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,437,235
Total return swaps
Average notional amount ............................................................................................... $ 13,551
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,022,524,857  $ —  $ —  $ 2,022,524,857
Short-Term Securities
Money Market Funds ...................................... 73,624,295  —  —  73,624,295
$ 2,096,149,152  $ —  $ —  $ 2,096,149,152
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (187,800) $ —  $ —  $ (187,800)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Insurance ETF
(Percentages shown are based on Net Assets)
34
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  25 .9%
Aflac, Inc. ............................... 276,093 $ 21,190,138
American Equity Investment Life Holding Co. ....... 33,839 1,815,124
Brighthouse Financial, Inc.
(a)
.................. 35,839 1,753,961
CNO Financial Group, Inc. .................... 62,201 1,476,030
Genworth Financial, Inc. , Class A
(a)
.............. 235,898 1,382,362
Globe Life, Inc. ........................... 46,250 5,028,762
Lincoln National Corp. ...................... 83,049 2,050,480
MetLife, Inc. ............................. 322,621 20,296,087
National Western Life Group, Inc. , Class A ......... 1,283 561,300
Oscar Health, Inc. , Class A
(a)
.................. 81,246 452,540
Primerica, Inc. ............................ 19,334 3,750,989
Principal Financial Group, Inc. ................. 118,376 8,531,358
Prudential Financial, Inc. ..................... 159,122 15,099,087
Unum Group ............................. 99,192 4,879,254
88,267,472
a
Multi-line Insurance  —  11 .3%
American International Group, Inc. .............. 363,582 22,033,069
Assurant, Inc. ............................ 28,359 4,071,785
Hartford Financial Services Group, Inc. (The) ....... 162,793 11,543,652
Horace Mann Educators Corp. ................. 20,630 606,109
38,254,615
a
Property & Casualty Insurance  —  61 .7%
Allstate Corp. (The) ........................ 139,056 15,492,229
Ambac Financial Group, Inc.
(a)
................. 27,399 330,432
American Financial Group, Inc. ................ 35,774 3,994,883
AMERISAFE, Inc. ......................... 11,063 553,924
Arch Capital Group Ltd.
(a)
.................... 196,341 15,650,341
Argo Group International Holdings, Ltd. ........... 20,178 602,111
Assured Guaranty Ltd. ...................... 30,426 1,841,382
Axis Capital Holdings Ltd. .................... 42,213 2,379,547
Chubb Ltd. .............................. 209,770 43,669,919
Cincinnati Financial Corp. .................... 83,498 8,541,010
CNA Financial Corp. ........................ 15,531 611,145
Employers Holdings, Inc. ..................... 13,783 550,631
Erie Indemnity Co. , Class A , NVS ............... 13,480 3,960,289
Fidelity National Financial, Inc. ................. 54,291 2,242,218
First American Financial Corp. ................. 55,135 3,114,576
Hanover Insurance Group, Inc. (The) ............ 19,503 2,164,443
James River Group Holdings, Ltd. .............. 20,025 307,384
Kemper Corp. ............................ 33,010 1,387,410
Security Shares Value
a
Property & Casualty Insurance (continued)
Kinsale Capital Group, Inc. ................... 11,868 $ 4,914,895
Lemonade, Inc.
(a) (b)
......................... 36,376 422,689
Loews Corp. ............................. 98,435 6,231,920
Markel Group, Inc.
(a) (b)
....................... 7,061 10,397,252
MBIA, Inc.
(a) (b)
............................ 28,857 208,059
Mercury General Corp. ...................... 15,619 437,801
Old Republic International Corp. ................ 143,061 3,854,063
Palomar Holdings, Inc.
(a) (b)
.................... 14,025 711,769
ProAssurance Corp. ........................ 26,255 495,957
Progressive Corp. (The) ..................... 298,942 41,642,621
RLI Corp. ............................... 21,765 2,957,646
Safety Insurance Group, Inc. .................. 7,874 536,928
Selective Insurance Group, Inc. ................ 32,801 3,384,079
Skyward Specialty Insurance Group, Inc.
(a) (b)
........ 16,200 443,232
Stewart Information Services Corp. .............. 2,392 104,770
Travelers Companies, Inc. (The) ................ 93,446 15,260,666
Trupanion, Inc.
(a) (b)
......................... 20,506 578,269
United Fire Group, Inc. ...................... 11,338 223,925
W R Berkley Corp. ......................... 108,297 6,875,777
White Mountains Insurance Group Ltd.
(b)
.......... 1,376 2,058,069
209,134,261
a
Total Long-Term Investments — 98.9%
(Cost: $ 343,824,439 ) ................................ 335,656,348
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 3,562,923 3,564,348
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 2,439,312 2,439,312
a
Total Short-Term Securities — 1.8%
(Cost: $ 6,003,152 ) .................................. 6,003,660
Total Investments — 100.7%
(Cost: $ 349,827,591 ) ................................ 341,660,008
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (2,463,254)
Net Assets — 100.0% ................................. $ 339,196,754
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,441,975 $ — $ (877,698)
(a)
$ (895) $ 966 $ 3,564,348 3,562,923 $ 5,408
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 541,341 1,897,971
(a)
— — — 2,439,312 2,439,312 9,269 —
$ (895) $ 966
$ 6,003,660
$ 14,677 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 37 12/15/23 $ 3,815 $ (58,381)
E-Mini S&P MidCap 400 Index ............................................................ 2 12/15/23 504 (5,605)
$ (63,986)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 63,986 $ — $ — $ — $ 63,986
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 73,644 $ — $ — $ — $ 73,644
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (59,661) $ — $ — $ — $ (59,661)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Insurance ETF
36
2023
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,578,921
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 335,656,348  $ —  $ —  $ 335,656,348
Short-Term Securities
Money Market Funds ...................................... 6,003,660  —  —  6,003,660
$ 341,660,008  $ —  $ —  $ 341,660,008
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (63,986) $ —  $ —  $ (63,986)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .7%
Abbott Laboratories ........................ 9,090,078 $ 880,374,054
AngioDynamics, Inc.
(a)
...................... 272,040 1,988,612
Artivion, Inc.
(a) (b)
........................... 267,534 4,055,815
AtriCure, Inc.
(a)
........................... 327,084 14,326,279
Axogen, Inc.
(a)
............................ 294,725 1,473,625
Axonics, Inc.
(a) (b)
........................... 348,240 19,543,229
Baxter International, Inc. ..................... 3,495,696 131,927,567
Becton Dickinson & Co. ..................... 908,833 234,960,595
Boston Scientific Corp.
(a)
..................... 4,499,287 237,562,354
Butterfly Network, Inc. , Class A
(a) (b)
.............. 1,062,739 1,254,032
CONMED Corp. ........................... 212,182 21,398,555
Dexcom, Inc.
(a)
........................... 2,267,324 211,541,329
Edwards Lifesciences Corp.
(a)
................. 3,148,796 218,148,587
Enovis Corp.
(a)
............................ 342,571 18,063,769
Envista Holdings Corp.
(a) (b)
.................... 1,130,875 31,528,795
GE HealthCare Technologies, Inc.
(b)
............. 2,700,173 183,719,771
Glaukos Corp.
(a) (b)
.......................... 335,826 25,270,907
Globus Medical, Inc. , Class A
(a)
................ 810,176 40,225,238
Hologic, Inc.
(a)
............................ 1,690,829 117,343,533
IDEXX Laboratories, Inc.
(a) (b)
.................. 496,617 217,155,716
Inari Medical, Inc.
(a) (b)
....................... 352,345 23,043,363
Inspire Medical Systems, Inc.
(a) (b)
............... 202,504 40,184,894
Insulet Corp.
(a)
............................ 481,968 76,869,076
Integer Holdings Corp.
(a) (b)
.................... 229,913 18,032,077
Integra LifeSciences Holdings Corp.
(a) (b)
........... 488,836 18,668,647
Intuitive Surgical, Inc.
(a)
...................... 1,840,446 537,943,961
iRhythm Technologies, Inc.
(a) (b)
................. 211,052 19,893,762
LeMaitre Vascular, Inc. ...................... 136,826 7,454,280
LivaNova PLC
(a)
........................... 371,906 19,666,389
Masimo Corp.
(a) (b)
.......................... 306,259 26,852,789
Medtronic PLC ........................... 6,972,806 546,389,078
Nevro Corp.
(a) (b)
........................... 250,262 4,810,036
Novocure Ltd.
(a)
........................... 670,725 10,832,209
Omnicell, Inc.
(a) (b)
.......................... 312,022 14,053,471
Orthofix Medical, Inc.
(a)
...................... 251,869 3,239,035
Outset Medical, Inc.
(a)
....................... 341,167 3,711,897
Paragon 28, Inc.
(a) (b)
........................ 254,671 3,196,121
Security Shares Value
a
Health Care Equipment (continued)
Penumbra, Inc.
(a) (b)
......................... 265,330 $ 64,185,980
PROCEPT BioRobotics Corp.
(a) (b)
............... 302,420 9,922,400
QuidelOrtho Corp.
(a) (b)
....................... 341,185 24,920,152
ResMed, Inc. ............................ 1,014,266 149,979,513
Senseonics Holdings, Inc.
(a) (b)
.................. 3,379,947 2,041,150
Shockwave Medical, Inc.
(a)
.................... 253,689 50,509,480
SI-BONE, Inc.
(a) (b)
.......................... 253,263 5,379,306
Silk Road Medical, Inc.
(a)
..................... 266,220 3,990,638
STERIS PLC ............................. 680,982 149,421,070
Stryker Corp. ............................ 1,282,562 350,485,718
Surmodics, Inc.
(a)
.......................... 96,890 3,109,200
Tandem Diabetes Care, Inc.
(a)
................. 449,174 9,329,344
Teleflex, Inc. ............................. 324,387 63,712,851
TransMedics Group, Inc.
(a) (b)
................... 225,552 12,348,972
Treace Medical Concepts, Inc.
(a) (b)
............... 295,033 3,867,883
Varex Imaging Corp.
(a)
...................... 277,148 5,207,611
Zimmer Biomet Holdings, Inc. ................. 1,442,476 161,874,657
a
Total Long-Term Investments — 99.7%
(Cost: $ 5,842,412,631 ) ............................... 5,056,989,372
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 121,983,379 122,032,173
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 18,127,032 18,127,032
a
Total Short-Term Securities — 2.8%
(Cost: $ 140,117,916 ) ................................ 140,159,205
Total Investments — 102.5%
(Cost: $ 5,982,530,547 ) ............................... 5,197,148,577
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (127,702,001)
Net Assets — 100.0% ................................. $ 5,069,446,576
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 221,986,069  $ —  $ (99,966,336)
(a)
$ 15,937  $ (3,497) $ 122,032,173  121,983,379  $ 259,875
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,113,089  13,013,943
(a)
—  —  —  18,127,032  18,127,032  215,665  —
$ 15,937  $ (3,497)
$ 140,159,205
$ 475,540  $ —

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Medical Devices ETF
38
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 61 12/15/23 $ 8,004 $ (180,887)
E-Mini Technology Select Sector Index ...................................................... 23 12/15/23 3,837 (93,765)
$ (274,652)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 274,652 $ — $ — $ — $ 274,652
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 500,760 $ — $ — $ — $ 500,760
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (649,202) $ — $ — $ — $ (649,202)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 14,232,605
a

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
39
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,056,989,372  $ —  $ —  $ 5,056,989,372
Short-Term Securities
Money Market Funds ...................................... 140,159,205  —  —  140,159,205
$ 5,197,148,577  $ —  $ —  $ 5,197,148,577
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (274,652) $ —  $ —  $ (274,652)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Oil & Gas Exploration & Production ETF
(Percentages shown are based on Net Assets)
40
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  78 .7%
Antero Resources Corp.
(a)
.................... 401,600 $ 10,192,608
APA Corp. .............................. 433,813 17,829,714
California Resources Corp. ................... 91,522 5,126,147
Callon Petroleum Co.
(a) (b)
..................... 78,907 3,086,842
Chesapeake Energy Corp. ................... 159,637 13,765,499
Chord Energy Corp. ........................ 59,074 9,574,123
Civitas Resources, Inc. ...................... 121,337 9,812,523
CNX Resources Corp.
(a) (b)
.................... 227,965 5,147,450
Comstock Resources, Inc. .................... 129,748 1,431,120
ConocoPhillips ........................... 1,448,238 173,498,912
Coterra Energy, Inc. ........................ 1,068,740 28,909,417
Denbury, Inc.
(a)
........................... 72,596 7,115,134
Devon Energy Corp. ........................ 772,017 36,825,211
Diamondback Energy, Inc. .................... 252,306 39,077,153
Earthstone Energy, Inc. , Class A
(a)
.............. 90,074 1,823,098
EOG Resources, Inc. ....................... 703,739 89,205,956
EQT Corp. .............................. 510,287 20,707,447
Gulfport Energy Corp.
(a)
..................... 14,096 1,672,631
Hess Corp. .............................. 261,677 40,036,581
Kosmos Energy Ltd.
(a)
....................... 649,607 5,313,785
Magnolia Oil & Gas Corp. , Class A .............. 265,293 6,077,863
Marathon Oil Corp. ......................... 854,603 22,860,630
Matador Resources Co.
(b)
.................... 156,733 9,322,479
Murphy Oil Corp. .......................... 211,055 9,571,344
Northern Oil and Gas, Inc. .................... 118,201 4,755,226
Ovintiv, Inc. .............................. 359,662 17,109,121
Permian Resources Corp. , Class A .............. 393,746 5,496,694
Pioneer Natural Resources Co. ................ 281,782 64,683,058
Range Resources Corp. ..................... 342,989 11,116,274
SM Energy Co. ........................... 167,539 6,642,921
Southwestern Energy Co.
(a)
................... 1,566,684 10,105,112
Talos Energy, Inc.
(a) (b)
....................... 141,755 2,330,452
Tellurian, Inc.
(a) (b)
.......................... 821,445 952,876
Texas Pacific Land Corp.
(b)
................... 8,817 16,078,329
Security Shares Value
a
Oil & Gas Exploration & Production (continued)
Vital Energy, Inc.
(a) (b)
........................ 23,801 $ 1,319,051
708,572,781
a
Oil & Gas Refining & Marketing  —  21 .1%
Clean Energy Fuels Corp.
(a) (b)
.................. 248,690 952,483
CVR Energy, Inc. .......................... 41,161 1,400,709
Delek U.S. Holdings, Inc. .................... 87,579 2,488,119
Green Plains, Inc.
(a)
........................ 63,417 1,908,852
HF Sinclair Corp. .......................... 206,550 11,758,892
Marathon Petroleum Corp. ................... 483,264 73,137,174
Par Pacific Holdings, Inc.
(a)
................... 79,320 2,850,761
PBF Energy, Inc. , Class A .................... 156,636 8,384,725
Phillips 66 ............................... 354,040 42,537,906
Valero Energy Corp. ........................ 308,105 43,661,560
World Kinect Corp. ......................... 83,056 1,862,946
190,944,127
a
Total Long-Term Investments — 99.8%
(Cost: $ 854,935,163 ) ................................ 899,516,908
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 23,980,679 23,990,271
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 6,479,220 6,479,220
a
Total Short-Term Securities — 3.4%
(Cost: $ 30,465,791 ) ................................. 30,469,491
Total Investments — 103.2%
(Cost: $ 885,400,954 ) ................................ 929,986,399
Liabilities in Excess of Other Assets — ( 3 .2 ) % ............... (28,469,468)
Net Assets — 100.0% ................................. $ 901,516,931
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,916,800  $ 19,071,732
(a)
$ —  $ 166  $ 1,573  $ 23,990,271  23,980,679  $ 9,761
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  6,479,220
(a)
—  —  —  6,479,220  6,479,220  25,875  —
$ 166  $ 1,573
$ 30,469,491
$ 35,636  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
41
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 19 12/15/23 $ 1,815 $ (21,235)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 21,235 $ — $ — $ — $ 21,235
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 169,258 $ — $ — $ — $ 169,258
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (74,299) $ — $ — $ — $ (74,299)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,893,390
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Oil & Gas Exploration & Production ETF
42
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 899,516,908  $ —  $ —  $ 899,516,908
Short-Term Securities
Money Market Funds ...................................... 30,469,491  —  —  30,469,491
$ 929,986,399  $ —  $ —  $ 929,986,399
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (21,235) $ —  $ —  $ (21,235)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  21 .1%
Diamond Offshore Drilling, Inc.
(a)
................ 276,992 $ 4,066,243
Helmerich & Payne, Inc. ..................... 269,158 11,347,701
Nabors Industries, Ltd.
(a)
..................... 24,288 2,990,824
Noble Corp. PLC , Class A .................... 293,166 14,848,858
Patterson-UTI Energy, Inc. ................... 867,702 12,008,996
Transocean, Ltd.
(a) (b)
........................ 1,826,396 14,994,711
Valaris, Ltd.
(a)
............................ 172,255 12,915,680
73,173,013
a
Oil & Gas Equipment & Services  —  78 .8%
Archrock, Inc. ............................ 372,825 4,697,595
Baker Hughes Co. , Class A ................... 1,822,797 64,381,190
Bristow Group, Inc.
(a) (b)
...................... 64,829 1,826,233
Cactus, Inc. , Class A ....................... 174,905 8,781,980
ChampionX Corp. ......................... 430,526 15,335,336
Core Laboratories, Inc.
(b)
..................... 126,364 3,034,000
DMC Global, Inc.
(a) (b)
........................ 53,503 1,309,218
Dril-Quip, Inc.
(a) (b)
.......................... 92,515 2,606,148
Expro Group Holdings NV
(a)
................... 229,640 5,334,537
Halliburton Co. ........................... 393,445 15,934,522
Helix Energy Solutions Group, Inc.
(a) (b)
............ 383,788 4,286,912
Liberty Energy, Inc. , Class A .................. 419,755 7,773,863
NOV, Inc. ............................... 745,677 15,584,649
Oceaneering International, Inc.
(a) (b)
.............. 272,824 7,017,033
ProPetro Holding Corp.
(a)
..................... 235,065 2,498,741
RPC, Inc. ............................... 230,455 2,060,268
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Schlumberger Ltd. ......................... 1,318,388 $ 76,862,020
TechnipFMC PLC ......................... 778,528 15,835,260
U.S. Silica Holdings, Inc.
(a) (b)
................... 208,760 2,930,990
Weatherford International PLC
(a)
................ 173,590 15,680,385
273,770,880
a
Total Long-Term Investments — 99.9%
(Cost: $ 327,110,070 ) ................................ 346,943,893
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 10,575,487 10,579,717
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 1,371,868 1,371,868
a
Total Short-Term Securities — 3.4%
(Cost: $ 11,946,243 ) ................................. 11,951,585
Total Investments — 103.3%
(Cost: $ 339,056,313 ) ................................ 358,895,478
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (11,374,991)
Net Assets — 100.0% ................................. $ 347,520,487
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 17,834,940 $ — $ (7,256,437)
(a)
$ 847 $ 367 $ 10,579,717 10,575,487 $ 13,672
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 272,477 1,099,391
(a)
— — — 1,371,868 1,371,868 5,355 —
$ 847 $ 367
$ 11,951,585
$ 19,027 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Oil Equipment & Services ETF
44
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 5 12/15/23 $ 478 $ (6,985)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,985 $ — $ — $ — $ 6,985
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 60,935 $ — $ — $ — $ 60,935
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (25,269) $ — $ — $ — $ (25,269)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 453,150
a

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
45
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 346,943,893  $ —  $ —  $ 346,943,893
Short-Term Securities
Money Market Funds ...................................... 11,951,585  —  —  11,951,585
$ 358,895,478  $ —  $ —  $ 358,895,478
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (6,985) $ —  $ —  $ (6,985)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Pharmaceuticals ETF
(Percentages shown are based on Net Assets)
46
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .9%
Aclaris Therapeutics, Inc.
(a)
................... 85,336 $ 584,552
Amphastar Pharmaceuticals, Inc.
(a)
.............. 58,013 2,668,018
Amylyx Pharmaceuticals, Inc.
(a)
................ 61,489 1,125,863
Arvinas, Inc.
(a) (b)
........................... 81,422 1,599,128
Atea Pharmaceuticals, Inc.
(a)
.................. 115,798 347,394
Axsome Therapeutics, Inc.
(a) (b)
................. 58,909 4,117,150
Bristol-Myers Squibb Co. ..................... 286,068 16,603,387
Cassava Sciences, Inc.
(a) (b)
................... 60,196 1,001,661
Catalent, Inc.
(a)
........................... 274,434 12,494,980
Collegium Pharmaceutical, Inc.
(a)
............... 52,835 1,180,862
Corcept Therapeutics, Inc.
(a) (b)
................. 137,378 3,742,864
Elanco Animal Health, Inc.
(a)
................... 750,018 8,430,202
Eli Lilly & Co. ............................ 152,421 81,869,892
Harmony Biosciences Holdings, Inc.
(a)
............ 51,150 1,676,185
Innoviva, Inc.
(a)
........................... 87,128 1,131,793
Intra-Cellular Therapies, Inc.
(a) (b)
................ 136,044 7,086,532
Jazz Pharmaceuticals PLC
(a)
.................. 96,112 12,440,737
Johnson & Johnson ........................ 540,145 84,127,584
Ligand Pharmaceuticals, Inc.
(a)
................. 24,830 1,487,814
Merck & Co., Inc. .......................... 160,294 16,502,267
Organon & Co. ........................... 389,060 6,754,082
Pacira BioSciences, Inc.
(a)
.................... 70,662 2,167,910
Perrigo Co. PLC .......................... 206,119 6,585,502
Pfizer, Inc. .............................. 496,645 16,473,715
Phibro Animal Health Corp. , Class A ............. 31,032 396,279
Pliant Therapeutics, Inc.
(a) (b)
................... 79,185 1,373,068
Prestige Consumer Healthcare, Inc.
(a)
............ 75,415 4,312,984
Security Shares Value
a
Pharmaceuticals (continued)
Revance Therapeutics, Inc.
(a) (b)
................. 133,890 $ 1,535,718
Royalty Pharma PLC , Class A ................. 587,192 15,936,391
Supernus Pharmaceuticals, Inc.
(a) (b)
.............. 83,109 2,291,315
Theravance Biopharma, Inc.
(a)
................. 55,602 479,845
Ventyx Biosciences, Inc.
(a) (b)
................... 71,718 2,490,766
Viatris, Inc. .............................. 1,686,727 16,631,128
Zoetis, Inc. , Class A ........................ 91,350 15,893,073
a
Total Long-Term Investments — 99.9%
(Cost: $ 370,879,148 ) ................................ 353,540,641
a
Short-Term Securities
Money Market Funds  —  3 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 10,361,902 10,366,046
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 2,205,072 2,205,072
a
Total Short-Term Securities — 3.5%
(Cost: $ 12,565,514 ) ................................. 12,571,118
Total Investments — 103.4%
(Cost: $ 383,444,662 ) ................................ 366,111,759
Liabilities in Excess of Other Assets — ( 3 .4 ) % ............... (12,200,476)
Net Assets — 100.0% ................................. $ 353,911,283
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,869,513 $ — $ (8,503,843)
(a)
$ (63) $ 439 $ 10,366,046 10,361,902 $ 53,991
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... — 2,205,072
(a)
— — — 2,205,072 2,205,072 13,412 —
$ (63) $ 439
$ 12,571,118
$ 67,403 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
47
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 2 12/15/23 $ 262 $ (4,737)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 4,737 $ — $ — $ — $ 4,737
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (36,233) $ — $ — $ — $ (36,233)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (12,726) $ — $ — $ — $ (12,726)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 537,440
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Pharmaceuticals ETF
48
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 353,540,641  $ —  $ —  $ 353,540,641
Short-Term Securities
Money Market Funds ...................................... 12,571,118  —  —  12,571,118
$ 366,111,759  $ —  $ —  $ 366,111,759
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,737) $ —  $ —  $ (4,737)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  9 .3%
Digital Realty Trust, Inc. ..................... 707,839 $ 85,662,676
Equinix, Inc. ............................. 210,756 153,063,653
238,726,329
a
Diversified REITs  —  1 .1%
WP Carey, Inc. ........................... 500,233 27,052,601
a
Health Care REITs  —  8 .4%
Healthcare Realty Trust, Inc. , Class A ............ 890,593 13,599,355
Healthpeak Properties, Inc. ................... 1,279,210 23,486,296
Medical Properties Trust, Inc. .................. 1,400,501 7,632,730
Omega Healthcare Investors, Inc. ............... 572,434 18,981,911
Physicians Realty Trust ...................... 556,153 6,779,505
Sabra Health Care REIT, Inc. .................. 541,097 7,542,892
Ventas, Inc. ............................. 940,897 39,639,991
Welltower, Inc. ............................ 1,212,993 99,368,387
217,031,067
a
Hotel & Resort REITs  —  1 .0%
Host Hotels & Resorts, Inc. ................... 1,663,978 26,740,126
a
Industrial REITs  —  13 .1%
Americold Realty Trust, Inc. ................... 594,020 18,064,148
EastGroup Properties, Inc. ................... 106,168 17,680,157
First Industrial Realty Trust, Inc. ................ 309,264 14,717,874
LXP Industrial Trust ........................ 682,422 6,073,556
Prologis, Inc. ............................. 2,154,527 241,759,475
Rexford Industrial Realty, Inc. ................. 482,736 23,823,021
STAG Industrial, Inc. ....................... 420,133 14,498,790
336,617,021
a
Mortgage REITs  —  2 .6%
AGNC Investment Corp. ..................... 1,417,216 13,378,519
Annaly Capital Management, Inc. ............... 1,154,948 21,724,572
Blackstone Mortgage Trust, Inc. , Class A .......... 403,026 8,765,816
Rithm Capital Corp. ........................ 1,130,167 10,499,251
Starwood Property Trust, Inc. .................. 694,809 13,444,554
67,812,712
a
Multi-Family Residential REITs  —  9 .0%
Apartment Income REIT Corp. ................. 358,901 11,018,261
AvalonBay Communities, Inc. ................. 332,068 57,029,358
Camden Property Trust ...................... 249,665 23,613,316
Equity Residential ......................... 806,553 47,352,726
Essex Property Trust, Inc. .................... 150,071 31,828,558
Mid-America Apartment Communities, Inc. ......... 272,838 35,100,609
UDR, Inc. ............................... 708,800 25,282,896
231,225,724
a
Office REITs  —  3 .7%
Alexandria Real Estate Equities, Inc. ............. 364,150 36,451,415
Boston Properties, Inc. ...................... 337,473 20,072,894
COPT Defense Properties .................... 262,472 6,254,708
Cousins Properties, Inc. ..................... 353,966 7,210,287
Douglas Emmett, Inc. ....................... 389,579 4,971,028
JBG SMITH Properties ...................... 213,756 3,090,912
Kilroy Realty Corp. ......................... 248,701 7,861,439
Vornado Realty Trust ....................... 373,306 8,466,580
94,379,263
a
Other Specialized REITs  —  6 .1%
Gaming and Leisure Properties, Inc. ............. 614,156 27,974,806
Iron Mountain, Inc. ......................... 682,473 40,573,020
Lamar Advertising Co. , Class A ................ 204,694 17,085,808
Security Shares Value
a
Other Specialized REITs (continued)
VICI Properties, Inc. ........................ 2,369,765 $ 68,960,161
154,593,795
a
Real Estate Development  —  0 .2%
Howard Hughes Holdings, Inc.
(a) (b)
............... 75,945 5,629,803
a
Real Estate Services  —  6 .6%
CBRE Group, Inc. , Class A
(a) (b)
................. 724,508 53,512,161
CoStar Group, Inc.
(a) (b)
....................... 954,831 73,416,956
Jones Lang LaSalle, Inc.
(a) (b)
................... 111,506 15,742,417
Opendoor Technologies, Inc.
(a) (b)
................ 1,322,205 3,490,621
Zillow Group, Inc. , Class A
(a) (b)
................. 123,503 5,531,699
Zillow Group, Inc. , Class C , NVS
(a)
.............. 369,518 17,056,951
168,750,805
a
Retail REITs  —  11 .0%
Agree Realty Corp. ........................ 225,107 12,434,911
Brixmor Property Group, Inc. .................. 702,886 14,605,971
Federal Realty Investment Trust ................ 171,560 15,548,483
Kimco Realty Corp. ........................ 1,449,503 25,496,758
NNN REIT, Inc. ........................... 426,560 15,074,630
Realty Income Corp. ........................ 1,657,390 82,770,056
Regency Centers Corp.
(b)
.................... 384,220 22,838,037
Simon Property Group, Inc. ................... 765,093 82,652,997
Spirit Realty Capital, Inc. ..................... 330,489 11,081,296
282,503,139
a
Self-Storage REITs  —  7 .1%
CubeSmart .............................. 525,687 20,044,445
Extra Space Storage, Inc. .................... 494,042 60,065,626
National Storage Affiliates Trust ................ 194,320 6,167,717
Public Storage ............................ 370,046 97,514,522
183,792,310
a
Single-Family Residential REITs  —  5 .1%
American Homes 4 Rent , Class A ............... 743,601 25,051,918
Equity LifeStyle Properties, Inc. ................ 435,573 27,750,356
Invitation Homes, Inc. ....................... 1,345,122 42,626,916
Sun Communities, Inc. ...................... 290,939 34,429,721
129,858,911
a
Telecom Tower REITs  —  12 .5%
American Tower Corp. ...................... 1,087,008 178,758,466
Crown Castle, Inc. ......................... 1,014,096 93,327,255
SBA Communications Corp. , Class A ............. 253,437 50,730,484
322,816,205
a
Timber REITs  —  2 .7%
PotlatchDeltic Corp. ........................ 186,903 8,483,527
Rayonier, Inc. ............................ 318,989 9,078,427
Weyerhaeuser Co. ......................... 1,708,746 52,390,152
69,952,106
a
Total Long-Term Investments — 99.5%
(Cost: $ 3,899,483,973 ) ............................... 2,557,481,917

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
50
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 16,883,074 $ 16,889,827
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 33,245,915 33,245,915
a
Total Short-Term Securities — 1.9%
(Cost: $ 50,127,178 ) ................................. 50,135,742
Total Investments — 101.4%
(Cost: $ 3,949,611,151 ) ............................... 2,607,617,659
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (36,560,004)
Net Assets — 100.0% ................................. $ 2,571,057,655
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 31,159,050 $ — $ (14,274,417)
(a)
$ 5,489 $ (295) $ 16,889,827 16,883,074 $ 35,042
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,247,558 27,998,357
(a)
— — — 33,245,915 33,245,915 128,205 —
$ 5,489 $ (295)
$ 50,135,742
$ 163,247 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 465 12/15/23 $ 14,145 $ (343,736)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
51
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 343,736 $ — $ — $ — $ 343,736
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (261,467) $ — $ — $ — $ (261,467)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (885,215) $ — $ — $ — $ (885,215)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 15,259,320
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,557,481,917  $ —  $ —  $ 2,557,481,917
Short-Term Securities
Money Market Funds ...................................... 50,135,742  —  —  50,135,742
$ 2,607,617,659  $ —  $ —  $ 2,607,617,659
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (343,736) $ —  $ —  $ (343,736)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
U.S. Regional Banks ETF
(Percentages shown are based on Net Assets)
52
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Commercial & Residential Mortgage Finance  —  0 .2%
TFS Financial Corp. ........................ 86,678 $ 1,024,534
a
Diversified Banks  —  40 .7%
Comerica, Inc. ............................ 226,863 9,426,158
Fifth Third Bancorp ........................ 1,078,504 27,318,506
First Citizens BancShares, Inc. , Class A ........... 20,475 28,257,547
KeyCorp ................................ 1,611,243 17,336,975
PNC Financial Services Group, Inc. (The) ......... 679,826 83,462,238
U.S. Bancorp ............................ 2,657,757 87,865,446
253,666,870
a
Regional Banks  —  58 .7%
Bank OZK .............................. 181,151 6,715,268
BOK Financial Corp. ........................ 47,989 3,838,160
Citizens Financial Group, Inc. ................. 813,083 21,790,624
Commerce Bancshares, Inc. .................. 195,357 9,373,229
Cullen/Frost Bankers, Inc. .................... 110,391 10,068,763
East West Bancorp, Inc. ..................... 243,573 12,838,733
First Financial Bankshares, Inc. ................ 221,164 5,555,640
First Horizon Corp. ......................... 961,841 10,599,488
FNB Corp. .............................. 617,733 6,665,339
Glacier Bancorp, Inc. ....................... 190,879 5,440,052
Home BancShares, Inc. ..................... 324,343 6,791,742
Huntington Bancshares, Inc. .................. 2,492,620 25,923,248
M&T Bank Corp. .......................... 283,183 35,808,490
New York Community Bancorp, Inc. ............. 1,243,787 14,104,545
Pinnacle Financial Partners, Inc. ................ 132,146 8,859,068
Popular, Inc. ............................. 124,173 7,824,141
Prosperity Bancshares, Inc. ................... 161,348 8,806,374
Security Shares Value
a
Regional Banks (continued)
Regions Financial Corp. ..................... 1,584,109 $ 27,246,675
SouthState Corp. .......................... 130,849 8,813,989
Synovus Financial Corp. ..................... 251,636 6,995,481
Truist Financial Corp. ....................... 2,273,699 65,050,528
UMB Financial Corp. ....................... 75,175 4,664,609
United Bankshares, Inc. ..................... 232,299 6,409,129
Valley National Bancorp ..................... 734,097 6,283,870
Webster Financial Corp. ..................... 298,269 12,023,223
Western Alliance Bancorp .................... 188,516 8,666,081
Wintrust Financial Corp. ..................... 105,380 7,956,190
Zions Bancorp NA ......................... 255,041 8,898,380
364,011,059
a
Total Long-Term Investments — 99.6%
(Cost: $ 879,376,957 ) ................................ 618,702,463
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(a) (b)
............................. 10,297,390 10,297,390
a
Total Short-Term Securities — 1.7%
(Cost: $ 10,297,390 ) ................................. 10,297,390
Total Investments — 101.3%
(Cost: $ 889,674,347 ) ................................ 628,999,853
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (7,889,783)
Net Assets — 100.0% ................................. $ 621,110,070
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 11,926,819 $ — $ (11,927,840)
(b)
$ 86 $ 935 $ — — $ 66,784
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,687,254 8,610,136
(b)
— — — 10,297,390 10,297,390 30,158 —
$ 86 $ 935
$ 10,297,390
$ 96,942 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
53
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 23 12/15/23 $ 2,372 $ (91,766)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 91,766 $ — $ — $ — $ 91,766
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 160,411 $ — $ — $ — $ 160,411
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (156,697) $ — $ — $ — $ (156,697)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,548,519
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Regional Banks ETF
54
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 618,702,463  $ —  $ —  $ 618,702,463
Short-Term Securities
Money Market Funds ...................................... 10,297,390  —  —  10,297,390
$ 628,999,853  $ —  $ —  $ 628,999,853
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (91,766) $ —  $ —  $ (91,766)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
Common Stocks
Alternative Carriers  —  3 .1%
Iridium Communications, Inc. .................. 180,607 $ 8,215,812
a
Cable & Satellite  —  29 .3%
Cable One, Inc. ........................... 13,994 8,615,266
Charter Communications, Inc. , Class A
(a)
.......... 24,129 10,612,417
Comcast Corp. , Class A ..................... 900,371 39,922,450
DISH Network Corp. , Class A
(a) (b)
............... 1,391,243 8,152,684
Liberty Broadband Corp. , Class A
(a)
.............. 12,362 1,123,829
Liberty Broadband Corp. , Class C , NVS
(a)
......... 87,318 7,973,880
76,400,526
a
Communications Equipment  —  40 .2%
Arista Networks, Inc.
(a) (b)
..................... 52,471 9,650,991
Ciena Corp.
(a)
............................ 181,451 8,575,374
Cisco Systems, Inc. ........................ 883,222 47,482,015
Juniper Networks, Inc. ...................... 304,914 8,473,560
Lumentum Holdings, Inc.
(a)
................... 166,495 7,522,244
Motorola Solutions, Inc. ..................... 36,496 9,935,671
Ubiquiti, Inc. ............................. 48,999 7,119,555
Viasat, Inc.
(a) (b)
............................ 339,525 6,267,631
105,027,041
a
Integrated Telecommunication Services  —  20 .0%
AT&T, Inc. ............................... 844,986 12,691,690
Frontier Communications Parent, Inc.
(a) (b)
.......... 543,312 8,502,833
Verizon Communications, Inc. ................. 951,251 30,830,045
52,024,568
a
Security Shares Value
a
Movies & Entertainment  —  2 .8%
Roku, Inc. , Class A
(a) (b)
...................... 104,023 $ 7,342,984
a
Wireless Telecommunication Services  —  4 .5%
T-Mobile U.S., Inc. ......................... 83,150 11,645,157
a
Total Long-Term Investments — 99.9%
(Cost: $ 316,540,244 ) ................................ 260,656,088
a
Short-Term Securities
Money Market Funds  —  4 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 10,086,566 10,090,601
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................. 1,628,032 1,628,032
a
Total Short-Term Securities — 4.5%
(Cost: $ 11,713,494 ) ................................. 11,718,633
Total Investments — 104.4%
(Cost: $ 328,253,738 ) ................................ 272,374,721
Liabilities in Excess of Other Assets — ( 4 .4 ) % ............... (11,488,018)
Net Assets — 100.0% ................................. $ 260,886,703
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 22,989,137 $ — $ (12,900,892)
(a)
$ 8,973 $ (6,617) $ 10,090,601 10,086,566 $ 26,172
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 123,649 1,504,383
(a)
— — — 1,628,032 1,628,032 10,631 —
$ 8,973 $ (6,617)
$ 11,718,633
$ 36,803 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
U.S. Telecommunications ETF
56
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 2 12/15/23 $ 173 $ (4,463)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 4,463 $ — $ — $ — $ 4,463
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 54,771 $ — $ — $ — $ 54,771
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (14,290) $ — $ — $ — $ (14,290)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 198,856
a

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
57
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 260,656,088  $ —  $ —  $ 260,656,088
Short-Term Securities
Money Market Funds ...................................... 11,718,633  —  —  11,718,633
$ 272,374,721  $ —  $ —  $ 272,374,721
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,463) $ —  $ —  $ (4,463)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
September 30, 2023
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 4,858,069,035  $ 373,217,358  $ 872,853,415  $ 1,908,106,812
Investments, at value — affiliated
(c)
....................................... 122,776,158  12,198,124  42,392,028  82,447,513
Cash ........................................................... 9,259  —  5,181  —
Cash pledged:
Futures contracts ................................................. 197,000  24,000  31,000  112,000
Receivables:
Securities lending income — affiliated ................................... 72,625  1,346  9,886  15,317
Capital shares sold ................................................ —  —  —  43,080
Dividends — unaffiliated ............................................ 387,975  61,448  117,724  630,669
Dividends — affiliated .............................................. 32,730  3,018  8,200  9,756
Interest — unaffiliated .............................................. 3,184  732  772  1,237
Total assets ......................................................
4,981,547,966  385,506,026  915,418,206  1,991,366,384
LIABILITIES
Bank overdraft ..................................................... —  11,262  —  42,153
Collateral on securities loaned .......................................... 107,252,932  9,294,705  38,007,542  76,411,472
Payables:
Capital shares redeemed ............................................ 34,331  —  —  105,705
Income dividend distributions ......................................... 10,434,435  2,371,944  3,392,490  3,928,180
Investment advisory fees ............................................ 1,717,803  128,066  296,357  715,383
Variation margin on futures contracts .................................... 21,830  3,300  5,200  7,700
Total liabilities .....................................................
119,461,331  11,809,277  41,701,589  81,210,593
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 4,862,086,635  $ 373,696,749  $ 873,716,617  $ 1,910,155,791
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 5,791,353,726  $ 564,492,040  $ 1,190,007,576  $ 2,082,255,591
Accumulated loss .................................................. (929,267,091) (190,795,291) (316,290,959) (172,099,800)
NET ASSETS .....................................................
$ 4,862,086,635  $ 373,696,749  $ 873,716,617  $ 1,910,155,791
NET ASSET VALUE
Shares outstanding ................................................. 45,900,000  4,100,000  3,550,000  24,350,000
Net asset value .................................................... $ 105.93  $ 91.15  $ 246.12  $ 78.45
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 104,727,300  $ 9,127,207  $ 36,418,331  $ 74,409,351
(b)
Investments, at cost — unaffiliated ..................................... $ 5,082,410,588  $ 406,507,679  $ 1,007,049,066  $ 2,146,558,703
(c)
Investments, at cost — affiliated ....................................... $ 122,725,190  $ 12,197,990  $ 42,362,661  $ 82,410,745

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 2,022,524,857  $ 335,656,348  $ 5,056,989,372  $ 899,516,908
Investments, at value — affiliated
(c)
....................................... 73,624,295  6,003,660  140,159,205  30,469,491
Cash ........................................................... 72,130  34,472  50,742  58,278
Cash pledged:
Futures contracts ................................................. 278,000  41,000  560,000  154,000
Receivables:
Investments sold ................................................. —  3,624,351  —  1,317,736
Securities lending income — affiliated ................................... 15,655  706  30,301  3,220
Dividends — unaffiliated ............................................ 2,631,919  434,926  7,576,833  925,653
Dividends — affiliated .............................................. 24,629  2,016  36,784  6,686
Interest — unaffiliated .............................................. 1,140  30  3,771  1,055
Total assets ......................................................
2,099,172,625  345,797,509  5,205,407,008  932,453,027
LIABILITIES
Cash received:
Collateral — OTC derivatives ......................................... 10,000  —  —  —
Collateral on securities loaned .......................................... 54,317,256  3,565,566  121,935,120  23,985,682
Payables:
Investments purchased ............................................. 4,407,137  1,059,472  —  2,021,761
Capital shares redeemed ............................................ —  —  43,703  —
Income dividend distributions ......................................... 12,347,329  1,815,882  12,172,797  4,617,443
Investment advisory fees ............................................ 519,379  112,464  1,757,792  272,640
Variation margin on futures contracts .................................... 17,220  47,371  51,020  38,570
Total liabilities .....................................................
71,618,321  6,600,755  135,960,432  30,936,096
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 2,027,554,304  $ 339,196,754  $ 5,069,446,576  $ 901,516,931
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 2,133,411,186  $ 353,200,114  $ 6,016,286,141  $ 1,073,282,635
Accumulated loss .................................................. (105,856,882) (14,003,360) (946,839,565) (171,765,704)
NET ASSETS .....................................................
$ 2,027,554,304  $ 339,196,754  $ 5,069,446,576  $ 901,516,931
NET ASSET VALUE
Shares outstanding ................................................. 55,450,000  3,700,000  104,500,000  9,250,000
Net asset value .................................................... $ 36.57  $ 91.67  $ 48.51  $ 97.46
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 52,932,793  $ 3,448,413  $ 117,561,039  $ 22,843,714
(b)
Investments, at cost — unaffiliated ..................................... $ 2,047,244,676  $ 343,824,439  $ 5,842,412,631  $ 854,935,163
(c)
Investments, at cost — affiliated ....................................... $ 73,607,926  $ 6,003,152  $ 140,117,916  $ 30,465,791

2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2023
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 346,943,893  $ 353,540,641  $ 2,557,481,917  $ 618,702,463
Investments, at value — affiliated
(c)
....................................... 11,951,585  12,571,118  50,135,742  10,297,390
Cash ........................................................... —  1,160  297,634  —
Cash pledged:
Futures contracts ................................................. 41,000  13,000  923,000  134,000
Receivables:
Securities lending income — affiliated ................................... 2,130  11,436  3,800  —
Capital shares sold ................................................ 10,570  —  357,023  —
Dividends — unaffiliated ............................................ 202,718  108,403  10,194,346  3,240,753
Dividends — affiliated .............................................. 1,975  2,952  30,400  8,941
Interest — unaffiliated .............................................. 58  712  849  542
Variation margin on futures contracts .................................... —  —  33,070  —
Total assets ......................................................
359,153,929  366,249,422  2,619,457,781  632,384,089
LIABILITIES
Bank overdraft ..................................................... 1,071  —  —  84,701
Collateral on securities loaned .......................................... 10,572,000  10,362,505  16,883,082  —
Payables:
Investments purchased ............................................. —  —  450,964  1,667,088
Capital shares redeemed ............................................ —  —  1,216,832  11,377
Income dividend distributions ......................................... 963,111  1,848,750  28,948,181  9,277,438
Investment advisory fees ............................................ 87,110  124,804  901,067  212,140
Variation margin on futures contracts .................................... 10,150  2,080  —  21,275
Total liabilities .....................................................
11,633,442  12,338,139  48,400,126  11,274,019
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 347,520,487  $ 353,911,283  $ 2,571,057,655  $ 621,110,070
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 635,218,919  $ 562,535,932  $ 4,489,684,832  $ 1,038,281,662
Accumulated loss .................................................. (287,698,432) (208,624,649) (1,918,627,177) (417,171,592)
NET ASSETS .....................................................
$ 347,520,487  $ 353,911,283  $ 2,571,057,655  $ 621,110,070
NET ASSET VALUE
Shares outstanding ................................................. 14,450,000  2,000,000  32,900,000  18,500,000
Net asset value .................................................... $ 24.05  $ 176.96  $ 78.15  $ 33.57
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 9,946,094  $ 9,464,776  $ 16,546,472  $ —
(b)
Investments, at cost — unaffiliated ..................................... $ 327,110,070  $ 370,879,148  $ 3,899,483,973  $ 879,376,957
(c)
Investments, at cost — affiliated ....................................... $ 11,946,243  $ 12,565,514  $ 50,127,178  $ 10,297,390

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 260,656,088
Investments, at value — affiliated
(c)
....................................................................................... 11,718,633
Cash ........................................................................................................... 252
Cash pledged:
Futures contracts ................................................................................................. 12,000
Receivables:
Securities lending income — affiliated ................................................................................... 3,672
Dividends — unaffiliated ............................................................................................ 33,696
Dividends — affiliated .............................................................................................. 2,261
Interest — unaffiliated .............................................................................................. 68
Total assets ......................................................................................................
272,426,670
LIABILITIES
Collateral on securities loaned .......................................................................................... 10,087,854
Payables:
Capital shares redeemed ............................................................................................ 5,170
Income dividend distributions ......................................................................................... 1,351,425
Investment advisory fees ............................................................................................ 94,518
Variation margin on futures contracts .................................................................................... 1,000
Total liabilities .....................................................................................................
11,539,967
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 260,886,703
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 686,686,331
Accumulated loss .................................................................................................. (425,799,628)
NET ASSETS .....................................................................................................
$ 260,886,703
NET ASSET VALUE
Shares outstanding ................................................................................................. 12,250,000
Net asset value .................................................................................................... $ 21.30
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 9,821,119
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 316,540,244
(c)
Investments, at cost — affiliated ....................................................................................... $ 11,713,494

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 32,945,992  $ 6,294,535  $ 5,813,329  $ 10,391,996
Dividends — affiliated .............................................. 163,422  16,858  33,866  58,975
Interest — unaffiliated .............................................. 28,754  1,222  4,765  6,883
Securities lending income — affiliated — net ............................... 298,460  43,894  86,814  93,251
Total investment income ..............................................
33,436,628  6,356,509  5,938,774  10,551,105
EXPENSES
Investment advisory ............................................... 11,225,088  997,619  2,041,279  4,175,833
Interest expense ................................................. —  —  431  —
Total expenses .................................................... 11,225,088  997,619  2,041,710  4,175,833
Net investment income ...............................................
22,211,540  5,358,890  3,897,064  6,375,272
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 63,075,519  (12,881,777) (42,342,401) (10,857,858)
Investments — affiliated ........................................... (5,518) (793) 10,995  (494)
Futures contracts ............................................... 853,306  34,246  14,596  277,139
In-kind redemptions — unaffiliated
(a)
................................... 220,324,445  (529,888) 31,931,273  280,607,595
284,247,752  (13,378,212) (10,385,537) 270,026,382
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (724,308,487) 5,132,712  11,623,453  (77,752,338)
Investments — affiliated ........................................... 11,783  555  (5,538) 11,505
Futures contracts ............................................... (459,187) (57,587) (49,477) (193,408)
(724,755,891) 5,075,680  11,568,438  (77,934,241)
Net realized and unrealized gain (loss) ....................................
(440,508,139) (8,302,532) 1,182,901  192,092,141
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (418,296,599) $ (2,943,642) $ 5,079,965  $ 198,467,413
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 24,236,875  $ 3,636,548  $ 25,587,373  $ 10,239,939
Dividends — affiliated .............................................. 223,392  9,269  215,665  25,875
Interest — unaffiliated .............................................. 5,986  419  15,179  8,340
Securities lending income — affiliated — net ............................... 93,685  5,408  259,875  9,761
Foreign taxes withheld ............................................. (290,160) (58,262) —  —
Total investment income ..............................................
24,269,778  3,593,382  26,078,092  10,283,915
EXPENSES
Investment advisory ............................................... 2,898,774  761,492  11,741,107  1,384,450
Interest expense ................................................. 27  —  —  —
Total expenses .................................................... 2,898,801  761,492  11,741,107  1,384,450
Net investment income ...............................................
21,370,977  2,831,890  14,336,985  8,899,465
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (3,247,477) 1,416,418  (52,836,580) 4,234,360
Investments — affiliated ........................................... (1,515) (895) 15,937  166
Futures contracts ............................................... 31,836  73,644  500,760  169,258
In-kind redemptions — unaffiliated
(a)
................................... 5,091,121  2,374,458  149,308,014  15,107,194
Swaps   ...................................................... (180,853) —  —  —
1,693,112  3,863,625  96,988,131  19,510,978
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (62,700,812) 20,889,179  (687,236,967) 56,689,814
Investments — affiliated ........................................... 9,633  966  (3,497) 1,573
Futures contracts ............................................... (371,301) (59,661) (649,202) (74,299)
Swaps   ...................................................... (405,189) —  —  —
(63,467,669) 20,830,484  (687,889,666) 56,617,088
Net realized and unrealized gain (loss) ....................................
(61,774,557) 24,694,109  (590,901,535) 76,128,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (40,403,580) $ 27,525,999  $ (576,564,550) $ 85,027,531
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2023
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 1,478,127  $ 3,779,095  $ 49,997,650  $ 17,573,673
Dividends — affiliated .............................................. 5,355  13,412  128,205  30,158
Interest — unaffiliated .............................................. 1,412  2,357  21,062  1,762
Securities lending income — affiliated — net ............................... 13,672  53,991  35,042  66,784
Foreign taxes withheld ............................................. —  —  —  (15,726)
Total investment income ..............................................
1,498,566  3,848,855  50,181,959  17,656,651
EXPENSES
Investment advisory ............................................... 409,061  757,433  5,721,510  1,458,831
Interest expense ................................................. —  —  55  —
Total expenses .................................................... 409,061  757,433  5,721,565  1,458,831
Net investment income ...............................................
1,089,505  3,091,422  44,460,394  16,197,820
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (6,919,393) 7,094,579  (48,688,542) (66,101,681)
Investments — affiliated ........................................... 847  (63) 5,489  86
Futures contracts ............................................... 60,935  (36,233) (261,467) 160,411
In-kind redemptions — unaffiliated
(a)
................................... 1,734,367  7,282,080  (94,316,232) 31,256,757
(5,123,244) 14,340,363  (143,260,752) (34,684,427)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 44,328,995  (10,638,461) (77,992,416) 13,480,333
Investments — affiliated ........................................... 367  439  (295) 935
Futures contracts ............................................... (25,269) (12,726) (885,215) (156,697)
44,304,093  (10,650,748) (78,877,926) 13,324,571
Net realized and unrealized gain (loss) ....................................
39,180,849  3,689,615  (222,138,678) (21,359,856)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 40,270,354  $ 6,781,037  $ (177,678,284) $ (5,162,036)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 3,412,790
Dividends — affiliated .............................................................................................. 10,631
Interest — unaffiliated .............................................................................................. 2,032
Securities lending income — affiliated — net ............................................................................... 26,172
Total investment income ..............................................................................................
3,451,625
EXPENSES
Investment advisory ............................................................................................... 562,364
Total expenses .................................................................................................... 562,364
Net investment income ...............................................................................................
2,889,261
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (42,772,119)
Investments — affiliated ........................................................................................... 8,973
Futures contracts ............................................................................................... 54,771
In-kind redemptions — unaffiliated
(a)
................................................................................... (40,458,419)
(83,166,794)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 55,666,697
Investments — affiliated ........................................................................................... (6,617)
Futures contracts ............................................................................................... (14,290)
55,645,790
Net realized and unrealized loss .........................................................................................
(27,521,004)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (24,631,743)
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 22,211,540  $ 47,865,751  $ 5,358,890  $ 12,309,514
Net realized gain (loss) ......................................... 284,247,752  124,386,829  (13,378,212) (76,656,331)
Net change in unrealized appreciation (depreciation) ..................... (724,755,891) 89,011,340  5,075,680  (13,493,080)
Net increase (decrease) in net assets resulting from operations ................
(418,296,599) 261,263,920  (2,943,642) (77,839,897)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,383,467) (48,054,843) (5,332,436) (12,294,493)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(526,738,194) 1,946,280,745  (378,334,354) 276,467,954
NET ASSETS
Total increase (decrease) in net assets ................................ (967,418,260) 2,159,489,822  (386,610,432) 186,333,564
Beginning of period .............................................
5,829,504,895  3,670,015,073  760,307,181  573,973,617
End of period .................................................
$ 4,862,086,635  $ 5,829,504,895  $ 373,696,749  $ 760,307,181
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,897,064  $ 11,367,877  $ 6,375,272  $ 11,521,950
Net realized gain (loss) ......................................... (10,385,537) 132,773,634  270,026,382  (169,174,191)
Net change in unrealized appreciation (depreciation) ..................... 11,568,438  (328,845,389) (77,934,241) 371,104,546
Net increase (decrease) in net assets resulting from operations ................
5,079,965  (184,703,878) 198,467,413  213,452,305
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(3,892,988) (11,479,684) (6,479,201) (11,584,706)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(290,009,028) 29,980,312  80,696,306  (329,371,868)
NET ASSETS
Total increase (decrease) in net assets ................................ (288,822,051) (166,203,250) 272,684,518  (127,504,269)
Beginning of period .............................................
1,162,538,668  1,328,741,918  1,637,471,273  1,764,975,542
End of period .................................................
$ 873,716,617  $ 1,162,538,668  $ 1,910,155,791  $ 1,637,471,273
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 21,370,977  $ 31,896,032  $ 2,831,890  $ 7,394,878
Net realized gain ............................................. 1,693,112  2,006,821  3,863,625  10,349,109
Net change in unrealized appreciation (depreciation) ..................... (63,467,669) (28,400,537) 20,830,484  (43,637,794)
Net increase (decrease) in net assets resulting from operations ................
(40,403,580) 5,502,316  27,525,999  (25,893,807)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(20,171,126) (34,752,301) (2,833,205) (7,403,653)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
293,836,981  924,427,533  (135,156,209) 296,097,499
NET ASSETS
Total increase (decrease) in net assets ................................ 233,262,275  895,177,548  (110,463,415) 262,800,039
Beginning of period .............................................
1,794,292,029  899,114,481  449,660,169  186,860,130
End of period .................................................
$ 2,027,554,304  $ 1,794,292,029  $ 339,196,754  $ 449,660,169
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Medical Devices ETF
iShares
U.S. Oil & Gas Exploration & Production ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 14,336,985  $ 29,199,569  $ 8,899,465  $ 41,114,429
Net realized gain ............................................. 96,988,131  213,446,642  19,510,978  120,286,072
Net change in unrealized appreciation (depreciation) ..................... (687,889,666) (1,174,382,713) 56,617,088  (161,640,976)
Net increase (decrease) in net assets resulting from operations ................
(576,564,550) (931,736,502) 85,027,531  (240,475)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(18,046,208) (30,873,470) (8,773,199) (40,696,483)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(338,278,137) (1,111,311,838) 95,766,168  (29,706,632)
NET ASSETS
Total increase (decrease) in net assets ................................ (932,888,895) (2,073,921,810) 172,020,500  (70,643,590)
Beginning of period .............................................
6,002,335,471  8,076,257,281  729,496,431  800,140,021
End of period .................................................
$ 5,069,446,576  $ 6,002,335,471  $ 901,516,931  $ 729,496,431
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil Equipment & Services ETF
iShares
U.S. Pharmaceuticals ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,089,505  $ 2,485,488  $ 3,091,422  $ 6,853,764
Net realized gain (loss) ......................................... (5,123,244) 370,349  14,340,363  9,531,528
Net change in unrealized appreciation (depreciation) ..................... 44,304,093  (62,194,235) (10,650,748) (52,862,943)
Net increase (decrease) in net assets resulting from operations ................
40,270,354  (59,338,398) 6,781,037  (36,477,651)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,078,225) (2,739,043) (3,118,099) (8,101,994)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
85,082,622  1,645,744  (26,910,603) 13,965,428
NET ASSETS
Total increase (decrease) in net assets ................................ 124,274,751  (60,431,697) (23,247,665) (30,614,217)
Beginning of period .............................................
223,245,736  283,677,433  377,158,948  407,773,165
End of period .................................................
$ 347,520,487  $ 223,245,736  $ 353,911,283  $ 377,158,948
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Real Estate ETF
iShares
U.S. Regional Banks ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 44,460,394  $ 101,788,858  $ 16,197,820  $ 24,035,315
Net realized loss ............................................. (143,260,752) (338,565,332) (34,684,427) (108,317,202)
Net change in unrealized appreciation (depreciation) ..................... (78,877,926) (750,638,494) 13,324,571  (267,669,626)
Net decrease in net assets resulting from operations .......................
(177,678,284) (987,414,968) (5,162,036) (351,951,513)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(42,664,696) (106,342,112) (16,379,461) (23,928,648)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(440,981,147) (1,052,727,721) (157,213,786) (210,598,743)
NET ASSETS
Total decrease in net assets ....................................... (661,324,127) (2,146,484,801) (178,755,283) (586,478,904)
Beginning of period .............................................
3,232,381,782  5,378,866,583  799,865,353  1,386,344,257
End of period .................................................
$ 2,571,057,655  $ 3,232,381,782  $ 621,110,070  $ 799,865,353
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Telecommunications ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 2,889,261  $ 9,110,712
Net realized loss ................................................................................ (83,166,794) (32,997,443)
Net change in unrealized appreciation (depreciation) ........................................................ 55,645,790  (55,168,871)
Net decrease in net assets resulting from operations ..........................................................
(24,631,743) (79,055,602)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(2,881,960) (9,139,733)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(13,730,319) (113,113,903)
NET ASSETS
Total decrease in net assets .......................................................................... (41,244,022) (201,309,238)
Beginning of period ................................................................................
302,130,725  503,439,963
End of period ....................................................................................
$ 260,886,703  $ 302,130,725
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of period .......
$ 115.09  $ 110.71  $ 104.13  $ 71.94  $ 99.80  $ 98.97
Net investment income
(b)
............... 0 .45  1 .20  0 .72  0 .89  1 .69  0 .89
Net realized and unrealized gain (loss)
(c)
.....
( 9 .15 ) 4 .36  6 .55  32.23  (27.74) 1 .01
Net increase (decrease) from investment
operations .........................
( 8 .70 ) 5 .56  7 .27  33.12  (26.05) 1 .90
Distributions
(d)
– – – – – –
From net investment income ............ ( 0 .46 ) ( 1 .18 ) ( 0 .69 ) ( 0 .93 ) ( 1 .81 ) ( 0 .92 )
From net realized gains ................ —  —  —  —  —  ( 0 .15 )
Total distributions .....................
( 0 .46 ) ( 1 .18 ) ( 0 .69 ) ( 0 .93 ) ( 1 .81 ) ( 1 .07 )
Net asset value, end of period ............
$ 105.93  $ 115.09  $ 110.71  $ 104.13  $ 71.94  $ 99.80
Total Return
(e)
– – – – – –
Based on net asset value ................
( 7 .58 ) %
(f)
5 .16% 7 .00% 46.23% (26.58) % 1 .91%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .40%
(h)
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income ..................
0 .78%
(h)
1 .13% 0 .68% 1 .04% 1 .57% 0 .90%
Supplemental Data
Net assets, end of period (000) ............
$ 4,862,087  $ 5,829,505  $ 3,670,015  $ 2,962,613  $ 2,834,403  $ 5,019,632
Portfolio turnover rate
(i)
..................
9% 20% 27% 49% 20% 38%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 91.60  $ 99.82  $ 92.12  $ 51.30  $ 58.82  $ 65.50
Net investment income
(a)
.............. 0 .98  1 .89  1 .80  1 .07  1 .03  0 .88
Net realized and unrealized gain (loss)
(b)
....
( 0 .35 ) ( 8 .35 ) 7 .84  40.82  ( 7 .46 ) ( 6 .51 )
Net increase (decrease) from investment
operations ........................
0 .63  ( 6 .46 ) 9 .64  41.89  ( 6 .43 ) ( 5 .63 )
Distributions from net investment income
(c)
.... ( 1 .08 ) ( 1 .76 ) ( 1 .94 ) ( 1 .07 ) ( 1 .09 ) ( 1 .05 )
Net asset value, end of period ...........
$ 91.15  $ 91.60  $ 99.82  $ 92.12  $ 51.30  $ 58.82
Total Return
(d)
– – – – – –
Based on net asset value ...............
0 .70%
(e)
( 6 .43 ) % 10.38% 82.40% (11.15) % ( 8 .63 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
2 .14%
(g)
1 .99% 1 .70% 1 .48% 1 .60% 1 .38%
Supplemental Data
Net assets, end of period (000) ...........
$ 373,697  $ 760,307  $ 573,974  $ 409,948  $ 141,086  $ 217,641
Portfolio turnover rate
(h)
.................
29% 56% 24% 37% 15% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 247.35  $ 282.71  $ 251.37  $ 166.85  $ 167.98  $ 157.08
Net investment income
(a)
.............. 0 .96  2 .04  1 .65  1 .30  1 .25  0 .54
Net realized and unrealized gain (loss)
(b)
....
( 1 .11 ) (35.36) 31.33  84.59  ( 1 .04 ) 16.99
Net increase (decrease) from investment
operations ........................
( 0 .15 ) (33.32) 32.98  85.89  0 .21  17.53
Distributions from net investment income
(c)
.... ( 1 .08 ) ( 2 .04 ) ( 1 .64 ) ( 1 .37 ) ( 1 .34 ) ( 6 .63 )
Net asset value, end of period ...........
$ 246.12  $ 247.35  $ 282.71  $ 251.37  $ 166.85  $ 167.98
Total Return
(d)
– – – – – –
Based on net asset value ...............
( 0 .07 ) %
(e)
(11.81) % 13.15% 51.63% 0 .10% 11.25%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .42% 0 .42% 0 .43%
Net investment income .................
0 .76%
(g)
0 .77% 0 .61% 0 .61% 0 .70% 0 .29%
Supplemental Data
Net assets, end of period (000) ...........
$ 873,717  $ 1,162,539  $ 1,328,742  $ 1,143,723  $ 784,201  $ 797,909
Portfolio turnover rate
(h)
.................
11% 20% 24% 27% 30% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 70.28  $ 59.23  $ 67.84  $ 28.94  $ 35.26  $ 39.24
Net investment income
(a)
.............. 0 .24  0 .50  0 .36  0 .27  0 .23  0 .19
Net realized and unrealized gain (loss)
(b)
....
8 .18  11.06  ( 8 .59 ) 38.89  ( 6 .31 ) ( 3 .97 )
Net increase (decrease) from investment
operations ........................
8 .42  11.56  ( 8 .23 ) 39.16  ( 6 .08 ) ( 3 .78 )
Distributions from net investment income
(c)
.... ( 0 .25 ) ( 0 .51 ) ( 0 .38 ) ( 0 .26 ) ( 0 .24 ) ( 0 .20 )
Net asset value, end of period ...........
$ 78.45  $ 70.28  $ 59.23  $ 67.84  $ 28.94  $ 35.26
Total Return
(d)
– – – – – –
Based on net asset value ...............
11.98%
(e)
19.69% (12.21) % 135.53% (17.40) % ( 9 .60 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
0 .60%
(g)
0 .84% 0 .50% 0 .50% 0 .55% 0 .53%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,910,156  $ 1,637,471  $ 1,764,976  $ 2,645,573  $ 707,640  $ 1,147,657
Portfolio turnover rate
(h)
.................
6% 9% 5% 14% 15% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Period From
04/03/18
(a)
to 03/31/19
Net asset value, beginning of period .....
$ 37.34  $ 38.92  $ 34.56  $ 20.27  $ 26.31  $ 25.31
Net investment income
(b)
............. 0 .42  0 .72  0 .67  0 .77  0 .49  0 .43
Net realized and unrealized gain (loss)
(c)
...
( 0 .80 ) ( 1 .57 ) 4 .38  14.10  ( 6 .00 ) 1 .24
Net increase (decrease) from investment
operations .......................
( 0 .38 ) ( 0 .85 ) 5 .05  14.87  ( 5 .51 ) 1 .67
Distributions
(d)
– – – – – –
From net investment income .......... ( 0 .39 ) ( 0 .73 ) ( 0 .69 ) ( 0 .58 ) ( 0 .47 ) ( 0 .34 )
From net realized gains .............. —  —  —  —  —  ( 0 .33 )
Return of capital ...................
—  —  —  —  ( 0 .06 ) ( 0 .00 )
(e)
Total distributions ...................
( 0 .39 ) ( 0 .73 ) ( 0 .69 ) ( 0 .58 ) ( 0 .53 ) ( 0 .67 )
Net asset value, end of period ..........
$ 36.57  $ 37.34  $ 38.92  $ 34.56  $ 20.27  $ 26.31
Total Return
(f)
– – – – – –
Based on net asset value ..............
( 1 .07 ) %
(g)
( 2 .08 ) % 14.78% 74.11% (21.26) % 6 .78%
(g)
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .....................
0 .30%
(i)
0 .30% 0 .35% 0 .40% 0 .40% 0 .40%
(i)
Net investment income ................
2 .20%
(i)
1 .96% 1 .85% 2 .54% 1 .84% 1 .67%
(i)
Supplemental Data
Net assets, end of period (000) ..........
$ 2,027,554  $ 1,794,292  $ 899,114  $ 369,805  $ 5,068  $ 5,262
Portfolio turnover rate
(j)
................
13% 26% 33% 65% 23% 43%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 85.65  $ 91.15  $ 74.17  $ 49.76  $ 63.64  $ 64.54
Net investment income
(a)
.............. 0 .65  1 .57  1 .67  1 .51  1 .35  1 .23
Net realized and unrealized gain (loss)
(b)
....
6 .10  ( 5 .57 ) 16.94  24.37  (13.77) ( 0 .89 )
Net increase (decrease) from investment
operations ........................
6 .75  ( 4 .00 ) 18.61  25.88  (12.42) 0 .34
Distributions from net investment income
(c)
.... ( 0 .73 ) ( 1 .50 ) ( 1 .63 ) ( 1 .47 ) ( 1 .46 ) ( 1 .24 )
Net asset value, end of period ...........
$ 91.67  $ 85.65  $ 91.15  $ 74.17  $ 49.76  $ 63.64
Total Return
(d)
– – – – – –
Based on net asset value ...............
7 .92%
(e)
( 4 .35 ) % 25.36% 52.54% (19.92) % 0 .60%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .42% 0 .42% 0 .43%
Net investment income .................
1 .48%
(g)
1 .78% 2 .04% 2 .50% 1 .95% 1 .94%
Supplemental Data
Net assets, end of period (000) ...........
$ 339,197  $ 449,660  $ 186,860  $ 85,301  $ 62,206  $ 98,637
Portfolio turnover rate
(h)
.................
13% 12% 11% 10% 8% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of period ......
$ 54.03  $ 60.93  $ 55.04  $ 37.54  $ 38.57  $ 30.81
Net investment income
(b)
.............. 0 .13  0 .24  0 .16  0 .15  0 .16  0 .12
Net realized and unrealized gain (loss)
(c)
....
( 5 .48 ) ( 6 .89 ) 5 .89  17.49  ( 1 .04 ) 7 .73
Net increase (decrease) from investment
operations ........................
( 5 .35 ) ( 6 .65 ) 6 .05  17.64  ( 0 .88 ) 7 .85
Distributions from net investment income
(d)
.... ( 0 .17 ) ( 0 .25 ) ( 0 .16 ) ( 0 .14 ) ( 0 .15 ) ( 0 .09 )
Net asset value, end of period ...........
$ 48.51  $ 54.03  $ 60.93  $ 55.04  $ 37.54  $ 38.57
Total Return
(e)
– – – – – –
Based on net asset value ...............
( 9 .90 ) %
(f)
(10.89) % 10.99% 47.02% ( 2 .32 ) % 25.50%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .40% 0 .39% 0 .41% 0 .42% 0 .43%
Net investment income .................
0 .48%
(h)
0 .45% 0 .26% 0 .30% 0 .39% 0 .33%
Supplemental Data
Net assets, end of period (000) ...........
$ 5,069,447  $ 6,002,335  $ 8,076,257  $ 8,206,921  $ 4,144,859  $ 3,656,734
Portfolio turnover rate
(i)
.................
21% 10% 11% 9% 9% 36%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 85.82  $ 84.23  $ 48.63  $ 22.83  $ 58.20  $ 63.55
Net investment income
(a)
.............. 1 .14  3 .81  2 .00  0 .98  0 .95  0 .67
Net realized and unrealized gain (loss)
(b)
....
11.55  1 .50  35.51  25.92  (35.22) ( 5 .11 )
Net increase (decrease) from investment
operations ........................
12.69  5 .31  37.51  26.90  (34.27) ( 4 .44 )
Distributions from net investment income
(c)
.... ( 1 .05 ) ( 3 .72 ) ( 1 .91 ) ( 1 .10 ) ( 1 .10 ) ( 0 .91 )
Net asset value, end of period ...........
$ 97.46  $ 85.82  $ 84.23  $ 48.63  $ 22.83  $ 58.20
Total Return
(d)
– – – – – –
Based on net asset value ...............
14.88%
(e)
6 .40% 78.44% 120.05% (59.65) % ( 7 .06 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income .................
2 .54%
(g)
4 .22% 3 .27% 2 .81% 1 .87% 1 .00%
Supplemental Data
Net assets, end of period (000) ...........
$ 901,517  $ 729,496  $ 800,140  $ 243,173  $ 90,169  $ 276,450
Portfolio turnover rate
(h)
.................
14% 15% 17% 21% 25% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 19.33  $ 19.30  $ 13.41  $ 5 .97  $ 25.24  $ 32.41
Net investment income
(a)
.............. 0 .11  0 .16  0 .07  0 .14  0 .47  0 .34
Net realized and unrealized gain (loss)
(b)
....
4 .69  0 .05  5 .92  7 .50  (19.27) ( 7 .14 )
Net increase (decrease) from investment
operations ........................
4 .80  0 .21  5 .99  7 .64  (18.80) ( 6 .80 )
Distributions from net investment income
(c)
.... ( 0 .08 ) ( 0 .18 ) ( 0 .10 ) ( 0 .20 ) ( 0 .47 ) ( 0 .37 )
Net asset value, end of period ...........
$ 24.05  $ 19.33  $ 19.30  $ 13.41  $ 5 .97  $ 25.24
Total Return
(d)
– – – – – –
Based on net asset value ...............
24.87%
(e)
1 .16% 44.88% 129.06% (75.48) % (21.10) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
1 .05%
(g)
0 .84% 0 .49% 1 .37% 2 .44% 1 .09%
Supplemental Data
Net assets, end of period (000) ...........
$ 347,520  $ 223,246  $ 283,677  $ 371,516  $ 25,669  $ 155,238
Portfolio turnover rate
(h)
.................
16% 16% 55% 71% 23% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 175.42  $ 194.18  $ 177.38  $ 134.83  $ 154.05  $ 147.20
Net investment income
(a)
.............. 1 .47  3 .07  3 .06  2 .20  2 .14  1 .73
Net realized and unrealized gain (loss)
(b)
....
1 .56  (18.22) 16.88  42.53  (19.09) 6 .91
Net increase (decrease) from investment
operations ........................
3 .03  (15.15) 19.94  44.73  (16.95) 8 .64
Distributions from net investment income
(c)
.... ( 1 .49 ) ( 3 .61 ) ( 3 .14 ) ( 2 .18 ) ( 2 .27 ) ( 1 .79 )
Net asset value, end of period ...........
$ 176.96  $ 175.42  $ 194.18  $ 177.38  $ 134.83  $ 154.05
Total Return
(d)
– – – – – –
Based on net asset value ...............
1 .72%
(e)
( 7 .83 ) % 11.29% 33.30% (11.06) % 5 .88%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income .................
1 .62%
(g)
1 .66% 1 .63% 1 .33% 1 .45% 1 .12%
Supplemental Data
Net assets, end of period (000) ...........
$ 353,911  $ 377,159  $ 407,773  $ 354,762  $ 276,404  $ 385,114
Portfolio turnover rate
(h)
.................
31% 46% 20% 52% 40% 51%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ......
$ 84.95  $ 108.01  $ 91.81  $ 69.71  $ 86.99  $ 75.48
Net investment income
(a)
.............. 1 .31  2 .35  1 .64  1 .67  2 .16  2 .28
Net realized and unrealized gain (loss)
(b)
....
( 6 .81 ) (22.94) 16.94  22.49  (16.61) 11.86
Net increase (decrease) from investment
operations ........................
( 5 .50 ) (20.59) 18.58  24.16  (14.45) 14.14
Distributions from net investment income
(c)
.... ( 1 .30 ) ( 2 .47 ) ( 2 .38 ) ( 2 .06 ) ( 2 .83 ) ( 2 .63 )
Net asset value, end of period ...........
$ 78.15  $ 84.95  $ 108.01  $ 91.81  $ 69.71  $ 86.99
Total Return
(d)
– – – – – –
Based on net asset value ...............
( 6 .51 ) %
(e)
(19.04) % 20.27% 35.02% (17.14) % 19.09%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
3 .08%
(g)
2 .56% 1 .56% 2 .03% 2 .39% 2 .85%
Supplemental Data
Net assets, end of period (000) ...........
$ 2,571,058  $ 3,232,382  $ 5,378,867  $ 4,687,047  $ 3,067,098  $ 4,597,605
Portfolio turnover rate
(h)
.................
4% 8% 9% 14% 8% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .....
$ 35.79  $ 58.87  $ 56.62  $ 29.00  $ 43.44  $ 50.39
Net investment income
(a)
............. 0 .77  1 .46  1 .34  1 .32  1 .20  1 .01
Net realized and unrealized gain (loss)
(b)
...
( 2 .18 ) (23.11) 2 .14  27.52  (14.32) ( 6 .91 )
Net increase (decrease) from investment
operations .......................
( 1 .41 ) (21.65) 3 .48  28.84  (13.12) ( 5 .90 )
Distributions from net investment income
(c)
... ( 0 .81 ) ( 1 .43 ) ( 1 .23 ) ( 1 .22 ) ( 1 .32 ) ( 1 .05 )
Net asset value, end of period ..........
$ 33.57  $ 35.79  $ 58.87  $ 56.62  $ 29.00  $ 43.44
Total Return
(d)
– – – – – –
Based on net asset value ..............
( 3 .94 ) %
(e)
(37.30) % 6 .11% 101.55% (31.09) % (11.79) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ................
4 .40%
(g)
2 .90% 2 .19% 3 .26% 2 .60% 2 .08%
Supplemental Data
Net assets, end of period (000) ..........
$ 621,110  $ 799,865  $ 1,386,344  $ 673,808  $ 197,182  $ 519,088
Portfolio turnover rate
(h)
................
6% 7% 14% 6% 5% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .....
$ 23.15  $ 29.88  $ 32.39  $ 24.88  $ 29.73  $ 27.06
Net investment income
(a)
............. 0 .22  0 .58  0 .77  0 .82  0 .71  0 .49
Net realized and unrealized gain (loss)
(b)
...
( 1 .84 ) ( 6 .73 ) ( 2 .54 ) 7 .50  ( 4 .80 ) 2 .71
Net increase (decrease) from investment
operations .......................
( 1 .62 ) ( 6 .15 ) ( 1 .77 ) 8 .32  ( 4 .09 ) 3 .20
Distributions from net investment income
(c)
... ( 0 .23 ) ( 0 .58 ) ( 0 .74 ) ( 0 .81 ) ( 0 .76 ) ( 0 .53 )
Net asset value, end of period ..........
$ 21.30  $ 23.15  $ 29.88  $ 32.39  $ 24.88  $ 29.73
Total Return
(d)
– – – – – –
Based on net asset value ..............
( 7 .01 ) %
(e)
(20.56) % ( 5 .63 ) % 33.82% (13.99) % 11.91%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0 .40%
(g)
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income ................
2 .04%
(g)
2 .40% 2 .37% 2 .82% 2 .40% 1 .73%
Supplemental Data
Net assets, end of period (000) ..........
$ 260,887  $ 302,131  $ 503,440  $ 425,882  $ 292,379  $ 463,756
Portfolio turnover rate
(h)
................
14% 24% 75% 40% 41% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized their ability to temporarily borrow from that custodian for operational purposes. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 8,571,680 $ (8,571,680) $ — $ —
Barclays Capital, Inc. ............................................. 381,267 (381,267) — —
BNP Paribas SA ................................................. 1,341,987 (1,341,987) — —
BofA Securities, Inc. .............................................. 14,158,897 (14,158,897) — —
Citigroup Global Markets, Inc. ........................................ 1,012,000 (1,009,856) — 2,144
Goldman Sachs & Co. LLC ......................................... 162,088 (162,088) — —
ING Financial Markets LLC ......................................... 177,287 (177,287) — —
J.P. Morgan Securities LLC ......................................... 11,335,899 (11,335,899) — —
Jefferies LLC ................................................... 69,930 (69,930) — —
Morgan Stanley ................................................. 19,015,677 (19,015,677) — —
National Financial Services LLC ...................................... 1,217,993 (1,217,993) — —
Natixis SA ..................................................... 4,987,444 (4,987,444) — —
SG Americas Securities LLC ........................................ 2,204,320 (2,204,320) — —
Toronto-Dominion Bank ............................................ 38,456,240 (38,456,240) — —
UBS AG ...................................................... 1,004,334 (1,004,334) — —
Virtu Americas LLC ............................................... 141,188 (141,188) — —
Wells Fargo Bank NA ............................................. 274,466 (274,466) — —
Wells Fargo Securities LLC ......................................... 214,603 (214,603) — —
$ 104,727,300 $ (104,725,156)
$ —
$ 2,144
a
U.S. Broker-Dealers & Securities Exchanges
BNP Paribas SA ................................................. 1,221,520 (1,221,520) — —
BofA Securities, Inc. .............................................. 590,940 (577,466) — 13,474
Citadel Clearing LLC .............................................. 32,208 (32,208) — —
Jefferies LLC ................................................... 225,689 (225,689) — —
Morgan Stanley ................................................. 6,484,362 (6,484,362) — —
SG Americas Securities LLC ........................................ 32,080 (32,080) — —
Toronto-Dominion Bank ............................................ 382,824 (382,824) — —
Virtu Americas LLC ............................................... 157,584 (153,991) — 3,593
$ 9,127,207 $ (9,110,140)
$ —
$ 17,067
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare Providers
Barclays Bank PLC ............................................... $ 518,696 $ (518,696) $ — $ —
BMO Capital Markets Corp. ......................................... 333,396 (333,396) — —
BNP Paribas SA ................................................. 1,657,672 (1,657,672) — —
BofA Securities, Inc. .............................................. 123,984 (123,984) — —
Citigroup Global Markets, Inc. ........................................ 4,493,315 (4,493,315) — —
Credit Suisse Securities (USA) LLC .................................... 2,268,168 (2,268,168) — —
Goldman Sachs & Co. LLC ......................................... 4,468,563 (4,468,563) — —
HSBC Bank PLC ................................................ 19,139 (19,139) — —
J.P. Morgan Securities LLC ......................................... 2,039,762 (2,039,762) — —
Morgan Stanley ................................................. 10,345,025 (10,345,025) — —
National Financial Services LLC ...................................... 117,745 (117,745) — —
Natixis SA ..................................................... 35 (35) — —
RBC Capital Markets LLC .......................................... 914,391 (914,391) — —
Scotia Capital (USA), Inc. .......................................... 8,806 (8,806) — —
Toronto-Dominion Bank ............................................ 5,131,456 (5,131,456) — —
UBS AG ...................................................... 3,335,474 (3,335,474) — —
Wells Fargo Bank NA ............................................. 642,704 (642,704) — —
$ 36,418,331 $ (36,418,331)
$ —
$ —
a
U.S. Home Construction
Barclays Bank PLC ............................................... 1,234,275 (1,234,275) — —
BNP Paribas SA ................................................. 899,117 (899,117) — —
Citigroup Global Markets, Inc. ........................................ 10,593,200 (10,593,200) — —
Goldman Sachs & Co. LLC ......................................... 19,732,224 (19,732,224) — —
HSBC Bank PLC ................................................ 9,799 (9,799) — —
J.P. Morgan Securities LLC ......................................... 8,414,147 (8,414,147) — —
Morgan Stanley ................................................. 2,292,660 (2,292,660) — —
National Financial Services LLC ...................................... 199,248 (199,248) — —
RBC Capital Markets LLC .......................................... 5,287,101 (5,287,101) — —
Scotia Capital (USA), Inc. .......................................... 14,661,592 (14,661,592) — —
Toronto-Dominion Bank ............................................ 4,993,738 (4,993,738) — —
UBS Securities LLC .............................................. 3,678,325 (3,678,325) — —
Virtu Americas LLC ............................................... 99,624 (99,624) — —
Wells Fargo Bank NA ............................................. 2,016,769 (2,016,769) — —
Wells Fargo Securities LLC ......................................... 297,532 (297,532) — —
$ 74,409,351 $ (74,409,351)
$ —
$ —
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 1,552,578 (1,552,578) — —
BofA Securities, Inc. .............................................. 21,119 (21,119) — —
HSBC Bank PLC ................................................ 956,210 (956,210) — —
J.P. Morgan Securities LLC ......................................... 6,303,840 (6,303,840) — —
Jefferies LLC ................................................... 191,053 (191,053) — —
Morgan Stanley ................................................. 6,141,063 (6,141,063) — —
RBC Capital Markets LLC .......................................... 9,465,270 (9,384,387) — 80,883
Scotia Capital (USA), Inc. .......................................... 11,342,022 (11,342,022) — —
Toronto-Dominion Bank ............................................ 1,294,170 (1,294,170) — —
UBS AG ...................................................... 3,493,444 (3,493,444) — —
UBS Securities LLC .............................................. 12,172,024 (12,172,024) — —
$ 52,932,793 $ (52,851,910)
$ —
$ 80,883
a
U.S. Insurance
Barclays Bank PLC ............................................... 588,996 (588,996) — —
BNP Paribas SA ................................................. 4,326 (4,326) — —
BofA Securities, Inc. .............................................. 503,321 (503,321) — —
Citigroup Global Markets, Inc. ........................................ 937,969 (937,969) — —
J.P. Morgan Securities LLC ......................................... 897,414 (897,414) — —
Morgan Stanley ................................................. 149,569 (149,569) — —
UBS AG ...................................................... 67,680 (67,410) — 270
Wells Fargo Bank NA ............................................. 299,138 (299,138) — —
$ 3,448,413 $ (3,448,143)
$ —
$ 270
a

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Medical Devices
Barclays Bank PLC ............................................... $ 3,225,951 $ (3,225,951) $ — $ —
Barclays Capital, Inc. ............................................. 6,252,961 (6,252,961) — —
BNP Paribas SA ................................................. 174,445 (174,445) — —
BofA Securities, Inc. .............................................. 6,263,412 (6,263,412) — —
Citadel Clearing LLC .............................................. 9,669,040 (9,669,040) — —
Goldman Sachs & Co. LLC ......................................... 2,201,456 (2,201,456) — —
J.P. Morgan Securities LLC ......................................... 44,518,056 (44,518,056) — —
Morgan Stanley ................................................. 23,172,341 (23,172,341) — —
National Financial Services LLC ...................................... 270,959 (270,959) — —
Toronto-Dominion Bank ............................................ 4,619,531 (4,619,531) — —
UBS AG ...................................................... 16,834,895 (16,834,895) — —
UBS Securities LLC .............................................. 263,040 (263,040) — —
Wells Fargo Bank NA ............................................. 94,952 (94,952) — —
$ 117,561,039 $ (117,561,039)
$ —
$ —
a
U.S. Oil & Gas Exploration & Production
Barclays Bank PLC ............................................... 1,734,732 (1,734,732) — —
BofA Securities, Inc. .............................................. 173,280 (173,280) — —
Goldman Sachs & Co. LLC ......................................... 1,466,022 (1,466,022) — —
Morgan Stanley ................................................. 14,387,142 (14,387,142) — —
Scotia Capital (USA), Inc. .......................................... 3,003 (3,003) — —
Scotia Capital, Inc. ............................................... 4,621,539 (4,621,539) — —
Wells Fargo Bank NA ............................................. 457,996 (457,996) — —
$ 22,843,714 $ (22,843,714)
$ —
$ —
a
U.S. Oil Equipment & Services
BNP Paribas SA ................................................. 13,404 (13,404) — —
BofA Securities, Inc. .............................................. 5,083,656 (5,083,656) — —
Goldman Sachs & Co. LLC ......................................... 1,045,614 (1,045,614) — —
J.P. Morgan Securities LLC ......................................... 410,636 (410,636) — —
Jefferies LLC ................................................... 14,085 (14,085) — —
UBS AG ...................................................... 71,488 (71,488) — —
UBS Securities LLC .............................................. 50,706 (50,706) — —
Wells Fargo Securities LLC ......................................... 3,256,505 (3,256,505) — —
$ 9,946,094 $ (9,946,094)
$ —
$ —
a
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... 1,168,754 (1,168,754) — —
BNP Paribas SA ................................................. 1,456 (1,456) — —
BofA Securities, Inc. .............................................. 3,154,688 (3,154,688) — —
Citadel Clearing LLC .............................................. 1,916,912 (1,916,912) — —
Citigroup Global Markets, Inc. ........................................ 305,917 (305,917) — —
Goldman Sachs & Co. LLC ......................................... 2,083,276 (2,083,276) — —
J.P. Morgan Securities LLC ......................................... 29,020 (29,020) — —
Jefferies LLC ................................................... 52,100 (52,100) — —
Morgan Stanley ................................................. 154,469 (154,469) — —
National Financial Services LLC ...................................... 40,801 (39,422) — 1,379
Toronto-Dominion Bank ............................................ 232,691 (232,691) — —
UBS AG ...................................................... 296,204 (296,204) — —
Wells Fargo Securities LLC ......................................... 28,488 (28,488) — —
$ 9,464,776 $ (9,463,397)
$ —
$ 1,379
a
U.S. Real Estate
Barclays Bank PLC ............................................... 5,717,937 (5,717,937) — —
BNP Paribas SA ................................................. 5,822,273 (5,822,273) — —
Jefferies LLC ................................................... 88,248 (88,248) — —
National Financial Services LLC ...................................... 541,992 (541,992) — —
Nomura Securities International, Inc. ................................... 23,776 (23,776) — —
Scotia Capital (USA), Inc. .......................................... 148,532 (148,532) — —
UBS AG ...................................................... 111,195 (111,195) — —
Virtu Americas LLC ............................................... 185,325 (185,325) — —
Wells Fargo Bank NA ............................................. 3,907,194 (3,907,194) — —
$ 16,546,472 $ (16,546,472)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares U.S. Infrastructure ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Telecommunications
BNP Paribas SA ................................................. $ 4,591,896 $ (4,591,896) $ — $ —
Goldman Sachs & Co. LLC ......................................... 85,008 (85,008) — —
HSBC Bank PLC ................................................ 1,748,382 (1,748,382) — —
Natixis SA ..................................................... 3,395,379 (3,342,905) — 52,474
Toronto-Dominion Bank ............................................ 454 (454) — —
$ 9,821,119 $ (9,768,645)
$ —
$ 52,474
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each Fund, except for the iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 93,585
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 11,138
U.S. Healthcare Providers .............................................................................................. 32,668
U.S. Home Construction ............................................................................................... 38,645
U.S. Infrastructure ................................................................................................... 32,253
U.S. Insurance ..................................................................................................... 2,164
U.S. Medical Devices ................................................................................................. 96,137
U.S. Oil & Gas Exploration & Production .................................................................................... 3,832
U.S. Oil Equipment & Services ........................................................................................... 5,483
U.S. Pharmaceuticals ................................................................................................. 15,837
U.S. Real Estate .................................................................................................... 13,446
U.S. Regional Banks ................................................................................................. 16,216
U.S. Telecommunications .............................................................................................. 10,627
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ......................................................... $ 149,865,420  $ 192,825,451  $ 23,020,025
U.S. Broker-Dealers & Securities Exchanges ............................................. 86,677,992  26,587,110  (336,141)
U.S. Healthcare Providers .......................................................... 21,045,415  13,344,420  (15,514,597)
U.S. Home Construction ........................................................... 49,602,567  7,871,429  (1,435,438)
U.S. Infrastructure ............................................................... 28,687,483  39,903,606  1,362,583
U.S. Insurance ................................................................. 34,613,589  6,931,363  816,959
U.S. Medical Devices ............................................................. 211,617,628  148,632,093  (8,101,388)
U.S. Oil & Gas Exploration & Production ................................................ 58,111,021  5,687,191  382,113
U.S. Oil Equipment & Services ....................................................... 10,148,763  4,327,302  (872,833)
U.S. Pharmaceuticals ............................................................. 34,880,731  60,669,446  4,527,719
U.S. Real Estate ................................................................ 16,036,843  34,284,422  (12,513,347)
U.S. Regional Banks ............................................................. 5,364,434  5,209,727  (1,842,517)
U.S. Telecommunications .......................................................... 23,866,944  9,373,869  (18,413,189)

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
7. Purchases and Sales
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 504,145,922  $ 503,992,670
U.S. Broker-Dealers & Securities Exchanges ............................................................... 151,359,409  151,219,107
U.S. Healthcare Providers ............................................................................ 110,558,771  110,958,581
U.S. Home Construction ............................................................................. 116,786,145  115,971,824
U.S. Infrastructure ................................................................................. 280,916,697  258,689,241
U.S. Insurance ................................................................................... 48,472,899  55,902,662
U.S. Medical Devices ............................................................................... 1,246,693,943  1,253,016,105
U.S. Oil & Gas Exploration & Production .................................................................. 99,487,261  99,314,269
U.S. Oil Equipment & Services ......................................................................... 34,885,239  34,632,829
U.S. Pharmaceuticals ............................................................................... 122,988,634  115,192,950
U.S. Real Estate .................................................................................. 113,869,194  111,447,930
U.S. Regional Banks ............................................................................... 40,158,100  41,633,067
U.S. Telecommunications ............................................................................ 39,506,289  39,113,427
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 412,681,177  $ 938,051,862
U.S. Broker-Dealers & Securities Exchanges ............................................................... 143,332,847  519,512,589
U.S. Healthcare Providers ............................................................................ 50,184,921  339,482,537
U.S. Home Construction ............................................................................. 2,536,413,008  2,456,219,270
U.S. Infrastructure ................................................................................. 319,654,500  28,270,754
U.S. Insurance ................................................................................... —  130,110,690
U.S. Medical Devices ............................................................................... 455,194,931  792,553,239
U.S. Oil & Gas Exploration & Production .................................................................. 226,545,336  131,330,263
U.S. Oil Equipment & Services ......................................................................... 160,030,047  75,170,972
U.S. Pharmaceuticals ............................................................................... —  26,860,832
U.S. Real Estate .................................................................................. 5,795,121,481  6,230,065,941
U.S. Regional Banks ............................................................................... 175,295,163  335,556,380
U.S. Telecommunications ............................................................................ 776,518,211  790,610,694
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified Late-Year
Ordinary Losses
U.S. Aerospace & Defense ...........................................................................
$ 959,069,232  $ —
U.S. Broker-Dealers & Securities Exchanges ...............................................................
142,483,232  —
U.S. Healthcare Providers ............................................................................
162,814,328  —
U.S. Home Construction .............................................................................
203,011,003  —
U.S. Infrastructure .................................................................................
79,528,981  586,428
U.S. Insurance ...................................................................................
8,758,967  —
U.S. Medical Devices ...............................................................................
248,204,930  —
U.S. Oil & Gas Exploration & Production ..................................................................
230,439,768  —
U.S. Oil Equipment & Services .........................................................................
301,671,033  —
U.S. Pharmaceuticals ...............................................................................
202,191,795  1,105,460
U.S. Real Estate ..................................................................................
412,805,177  —
U.S. Regional Banks ...............................................................................
118,291,081  —
U.S. Telecommunications ............................................................................
285,175,246  —

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 5,234,659,690  $ 313,236,342  $ (567,182,677) $ (253,946,335)
U.S. Broker-Dealers & Securities Exchanges ........................... 420,325,809  5,563,627  (40,492,131) (34,928,504)
U.S. Healthcare Providers ........................................ 1,058,333,096  24,804,311  (167,908,976) (143,104,665)
U.S. Home Construction ......................................... 2,229,372,166  2,987,215  (241,859,702) (238,872,487)
U.S. Infrastructure ............................................. 2,124,006,767  188,422,806  (216,468,221) (28,045,415)
U.S. Insurance ............................................... 350,707,050  16,885,352  (25,996,380) (9,111,028)
U.S. Medical Devices ........................................... 5,993,124,472  168,419,938  (964,670,485) (796,250,547)
U.S. Oil & Gas Exploration & Production .............................. 891,602,820  72,435,975  (34,073,631) 38,362,344
U.S. Oil Equipment & Services ..................................... 339,785,644  26,801,923  (7,699,074) 19,102,849
U.S. Pharmaceuticals ........................................... 385,740,112  33,047,833  (52,680,923) (19,633,090)
U.S. Real Estate .............................................. 3,970,929,155  8,563  (1,363,663,795) (1,363,655,232)
U.S. Regional Banks ........................................... 894,644,587  8,832,609  (274,569,109) (265,736,500)
U.S. Telecommunications ........................................ 329,825,320  545,165  (58,000,227) (57,455,062)

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares  Amount  Shares  Amount
U.S. Aerospace & Defense
Shares sold ............................................... 3,600,000  $ 413,225,596  26,150,000  $ 2,834,703,726
Shares redeemed ........................................... (8,350,000) (939,963,790) (8,650,000) (888,422,981)
(4,750,000) $ (526,738,194) 17,500,000  $ 1,946,280,745
U.S. Broker-Dealers & Securities Exchanges
Shares sold ............................................... 1,600,000  $ 144,123,126  6,250,000  $ 615,882,178
Shares redeemed ........................................... (5,800,000) (522,457,480) (3,700,000) (339,414,224)
(4,200,000) $ (378,334,354) 2,550,000  $ 276,467,954
U.S. Healthcare Providers
Shares sold ............................................... 200,000  $ 50,225,505  2,850,000  $ 779,298,746
Shares redeemed ........................................... (1,350,000) (340,234,533) (2,850,000) (749,318,434)
(1,150,000) $ (290,009,028) —  $ 29,980,312
U.S. Home Construction
Shares sold ............................................... 31,100,000  $ 2,539,538,893  64,250,000  $ 3,852,709,335
Shares redeemed ........................................... (30,050,000) (2,458,842,587) (70,750,000) (4,182,081,203)
1,050,000  $ 80,696,306  (6,500,000) $ (329,371,868)
U.S. Infrastructure
Shares sold ............................................... 8,150,000  $ 322,432,484  36,750,000  $ 1,347,773,078
Shares redeemed ........................................... (750,000) (28,595,503) (11,800,000) (423,345,545)
7,400,000  $ 293,836,981  24,950,000  $ 924,427,533
U.S. Insurance
Shares sold ............................................... —  $ —  5,600,000  $ 500,052,749
Shares redeemed ........................................... (1,550,000) (135,156,209) (2,400,000) (203,955,250)
(1,550,000) $ (135,156,209) 3,200,000  $ 296,097,499

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
U.S. Medical Devices
Shares sold ............................................... 8,350,000  $ 456,014,701  16,300,000  $ 868,104,395
Shares redeemed ........................................... (14,950,000) (794,292,838) (37,750,000) (1,979,416,233)
(6,600,000) $ (338,278,137) (21,450,000) $ (1,111,311,838)
U.S. Oil & Gas Exploration & Production
Shares sold ............................................... 2,300,000  $ 227,526,202  5,800,000  $ 548,875,956
Shares redeemed ........................................... (1,550,000) (131,760,034) (6,800,000) (578,582,588)
750,000  $ 95,766,168  (1,000,000) $ (29,706,632)
U.S. Oil Equipment & Services
Shares sold ............................................... 6,650,000  $ 160,396,395  20,750,000  $ 414,100,905
Shares redeemed ........................................... (3,750,000) (75,313,773) (23,900,000) (412,455,161)
2,900,000  $ 85,082,622  (3,150,000) $ 1,645,744
U.S. Pharmaceuticals
Shares sold ............................................... —  $ —  600,000  $ 113,040,984
Shares redeemed ........................................... (150,000) (26,910,603) (550,000) (99,075,556)
(150,000) $ (26,910,603) 50,000  $ 13,965,428
U.S. Real Estate
Shares sold ............................................... 69,400,000  $ 5,865,986,822  135,400,000  $ 12,357,971,292
Shares redeemed ........................................... (74,550,000) (6,306,967,969) (147,150,000) (13,410,699,013)
(5,150,000) $ (440,981,147) (11,750,000) $ (1,052,727,721)
U.S. Regional Banks
Shares sold ............................................... 5,350,000  $ 178,080,004  9,750,000  $ 362,333,536
Shares redeemed ........................................... (9,200,000) (335,293,790) (10,950,000) (572,932,279)
(3,850,000) $ (157,213,786) (1,200,000) $ (210,598,743)
U.S. Telecommunications
Shares sold ............................................... 35,300,000  $ 780,700,944  68,200,000  $ 1,604,844,940
Shares redeemed ........................................... (36,100,000) (794,431,263) (72,000,000) (1,717,958,843)
(800,000) $ (13,730,319) (3,800,000) $ (113,113,903)

Board Review and Approval of Investment Advisory Contract

2023
iShares Semi-Annual Report to Shareholders
iShares U.S. Aerospace & Defense ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Medical Devices ETF, iShares U.S. Pharmaceuticals ETF (each the
“Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Oil & Gas Exploration
& Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Telecommunications
ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Semi-Annual Report to Shareholders
the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Infrastructure ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Semi-Annual Report to Shareholders
provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
U.S. Infrastructure .................. $ 0.385163  $ —  $ —  $ 0.385163  100% — % — % 100%
U.S. Medical Devices ................ 0.168840  —  —  0.168840  100 — — 100
U.S. Real Estate ................... 1.296269  —  —  1.296269  100 — — 100

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-311-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2023
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued
to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward.
See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of
2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization
U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of September 30 , 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.22 10.28
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Russell 1000 ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 5.10% 21.04% 9.48% 11.49% 21.04% 57.29% 196.61%
Fund Market ..................
5.03 20.84 9.47 11.47 – % 20.84 57.19 196.29
Index ....................... 5.16 21.19 9.63 11.63 21.19 58.34 200.48
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,051.00  $ 0.77  $ 1,000.00  $ 1,024.25  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 26.5%
Health Care ................................... 13.2
Financials ..................................... 13.2
Consumer Discretionary ........................... 10.8
Industrials ..................................... 9.4
Communication Services ........................... 8.5
Consumer Staples ............................... 6.2
Energy ....................................... 4.6
Real Estate .................................... 2.7
Materials ..................................... 2.6
Utilities ....................................... 2.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 6.5%
Microsoft Corp. ................................. 5.9
Amazon.com, Inc. ............................... 2.9
NVIDIA Corp. .................................. 2.6
Alphabet, Inc., Class A ............................ 2.0
Tesla, Inc. ..................................... 1.7
Alphabet, Inc., Class C, NVS ........................ 1.7
Meta Platforms, Inc., Class A ........................ 1.7
Berkshire Hathaway, Inc., Class B .................... 1.6
Exxon Mobil Corp. ............................... 1.2
      aaa aa

iShares
®
Russell 1000 Growth ETF
5
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 9.18% 27.50% 12.21% 14.27% 27.50% 77.86% 279.54%
Fund Market ..................
9.24 27.46 12.20 14.27 – % 27.46 77.85 279.51
Index ....................... 9.28 27.72 12.42 14.48 27.72 79.54 286.67
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,091.80  $ 0.99  $ 1,000.00  $ 1,024.05  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 42.1%
Consumer Discretionary ........................... 15.9
Communication Services ........................... 11.6
Health Care ................................... 11.3
Financials ..................................... 6.6
Industrials ..................................... 6.0
Consumer Staples ............................... 4.3
Other (each representing less than 1%) ................. 2.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 12.2%
Microsoft Corp. ................................. 11.2
Amazon.com, Inc. ............................... 5.5
NVIDIA Corp. .................................. 4.9
Alphabet, Inc., Class A ............................ 3.7
Tesla, Inc. ..................................... 3.3
Alphabet, Inc., Class C, NVS ........................ 3.2
Meta Platforms, Inc., Class A ........................ 3.2
Eli Lilly & Co. .................................. 2.2
UnitedHealth Group, Inc. ........................... 1.9
      aaa aa

iShares
®
Russell 1000 Value ETF
6
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000
®
Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 0.71% 14.27% 6.06% 8.26% 14.27% 34.20% 121.20%
Fund Market ..................
0.77 14.13 6.06 8.26 – % 14.13 34.19 121.15
Index ....................... 0.78 14.44 6.23 8.45 14.44 35.27 125.04
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,007.10  $ 0.95  $ 1,000.00  $ 1,024.05  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 20.6%
Health Care ................................... 15.3
Industrials ..................................... 13.2
Energy ....................................... 9.1
Information Technology ............................ 9.1
Consumer Staples ............................... 8.3
Communication Services ........................... 5.0
Consumer Discretionary ........................... 5.0
Utilities ....................................... 4.9
Materials ..................................... 4.8
Real Estate .................................... 4.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 3.4%
Exxon Mobil Corp. ............................... 2.5
JPMorgan Chase & Co. ........................... 2.2
Johnson & Johnson .............................. 2.0
Chevron Corp. .................................. 1.6
Procter & Gamble Co. (The) ........................ 1.5
Walmart, Inc. ................................... 1.2
Cisco Systems, Inc. .............................. 1.2
Merck & Co., Inc. ................................ 1.1
Bank of America Corp. ............................ 1.0
      aaa aa

About Fund Performance
7
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
8
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .5%
Axon Enterprise, Inc.
(a)
..................... 50,970 $ 10,142,520
Boeing Co. (The)
(a)
........................ 409,036 78,404,021
BWX Technologies, Inc. .................... 66,610 4,994,418
Curtiss-Wright Corp. ....................... 27,937 5,465,315
General Dynamics Corp. .................... 180,094 39,795,371
HEICO Corp. ........................... 33,554 5,433,399
HEICO Corp. , Class A ...................... 57,801 7,469,045
Hexcel Corp. ............................ 61,624 4,014,187
Howmet Aerospace, Inc. .................... 278,050 12,859,813
Huntington Ingalls Industries, Inc. .............. 28,689 5,869,196
L3Harris Technologies, Inc. .................. 139,139 24,226,883
Lockheed Martin Corp. ..................... 165,878 67,837,467
Mercury Systems, Inc.
(a) (b)
................... 36,133 1,340,173
Northrop Grumman Corp. ................... 104,918 46,183,854
RTX Corp. ............................. 1,071,940 77,147,522
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 80,136 1,293,395
Textron, Inc. ............................ 144,874 11,320,454
TransDigm Group, Inc.
(a)
.................... 38,397 32,373,663
Woodward, Inc. .......................... 42,932 5,334,730
441,505,426
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 85,072 7,327,251
Expeditors International of Washington, Inc. ....... 110,880 12,710,174
FedEx Corp. ............................ 169,916 45,014,147
GXO Logistics, Inc.
(a) (b)
..................... 85,641 5,022,845
United Parcel Service, Inc. , Class B ............ 531,215 82,800,482
152,874,899
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 199,319 19,650,860
BorgWarner, Inc. ......................... 171,184 6,910,698
Gentex Corp. ........................... 171,311 5,574,460
Lear Corp. ............................. 43,228 5,801,197
Phinia, Inc. ............................. 34,225 916,888
QuantumScape Corp. , Class A
(a) (b)
............. 201,488 1,347,955
40,202,058
a
Automobiles  —  2 .0%
Ford Motor Co. .......................... 2,875,669 35,715,809
General Motors Co. ....................... 1,004,387 33,114,639
Harley-Davidson, Inc. ...................... 97,668 3,228,904
Lucid Group, Inc.
(a) (b)
....................... 545,430 3,048,954
Rivian Automotive, Inc. , Class A
(a) (b)
............. 487,806 11,843,930
Tesla, Inc.
(a)
............................. 2,024,014 506,448,783
Thor Industries, Inc. ....................... 38,182 3,632,254
597,033,273
a
Banks  —  3 .0%
Bank of America Corp. ..................... 5,109,597 139,900,766
Bank OZK ............................. 81,648 3,026,691
BOK Financial Corp. ....................... 21,491 1,718,850
Citigroup, Inc. ........................... 1,426,676 58,679,184
Citizens Financial Group, Inc. ................ 347,121 9,302,843
Columbia Banking System, Inc. ............... 152,047 3,086,554
Comerica, Inc. ........................... 96,673 4,016,763
Commerce Bancshares, Inc. ................. 83,784 4,019,956
Cullen/Frost Bankers, Inc. ................... 43,093 3,930,513
East West Bancorp, Inc. .................... 102,950 5,426,494
Fifth Third Bancorp ....................... 494,153 12,516,895
First Citizens BancShares, Inc. , Class A .......... 7,937 10,953,854
First Hawaiian, Inc. ....................... 93,517 1,687,982
First Horizon Corp. ........................ 408,892 4,505,990
Security Shares Value
a
Banks (continued)
FNB Corp. ............................. 267,478 $ 2,886,088
Huntington Bancshares, Inc. ................. 1,048,901 10,908,570
JPMorgan Chase & Co. .................... 2,117,521 307,082,895
KeyCorp ............................... 683,182 7,351,038
M&T Bank Corp. ......................... 121,137 15,317,774
New York Community Bancorp, Inc. ............ 521,742 5,916,554
NU Holdings, Ltd. , Class A
(a)
................. 1,689,420 12,248,295
Pinnacle Financial Partners, Inc. ............... 54,222 3,635,043
PNC Financial Services Group, Inc. (The) ........ 291,844 35,829,688
Popular, Inc. ............................ 53,694 3,383,259
Prosperity Bancshares, Inc. .................. 63,822 3,483,405
Regions Financial Corp. .................... 687,763 11,829,524
Synovus Financial Corp. .................... 105,145 2,923,031
Truist Financial Corp. ...................... 976,911 27,949,424
U.S. Bancorp ........................... 1,121,914 37,090,477
Webster Financial Corp. .................... 126,569 5,101,996
Wells Fargo & Co. ........................ 2,692,182 110,002,557
Western Alliance Bancorp ................... 78,429 3,605,381
Wintrust Financial Corp. .................... 43,586 3,290,743
Zions Bancorp NA ........................ 108,392 3,781,797
876,390,874
a
Beverages  —  1 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,862 2,672,955
Brown-Forman Corp. , Class A
(b)
............... 36,281 2,107,926
Brown-Forman Corp. , Class B , NVS ............ 133,957 7,727,979
Celsius Holdings, Inc.
(a) (b)
.................... 35,230 6,045,468
Coca-Cola Co. (The) ...................... 2,857,011 159,935,476
Constellation Brands, Inc. , Class A ............. 118,548 29,794,669
Keurig Dr Pepper, Inc. ..................... 698,207 22,042,395
Molson Coors Beverage Co. , Class B ........... 129,722 8,249,022
Monster Beverage Corp.
(a)
................... 544,979 28,856,638
PepsiCo, Inc. ........................... 1,010,581 171,232,845
438,665,373
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 1,294,492 192,956,978
Alnylam Pharmaceuticals, Inc.
(a)
............... 91,163 16,144,967
Amgen, Inc. ............................ 391,859 105,316,025
Apellis Pharmaceuticals, Inc.
(a)
................ 73,030 2,778,061
Biogen, Inc.
(a)
........................... 105,864 27,208,107
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 138,075 12,216,876
Exact Sciences Corp.
(a)
..................... 130,858 8,927,133
Exelixis, Inc.
(a)
........................... 233,242 5,096,338
Gilead Sciences, Inc. ...................... 916,836 68,707,690
Horizon Therapeutics PLC
(a)
................. 163,173 18,877,484
Incyte Corp.
(a)
........................... 135,337 7,818,418
Ionis Pharmaceuticals, Inc.
(a)
................. 105,319 4,777,270
Karuna Therapeutics, Inc.
(a)
.................. 26,015 4,398,876
Mirati Therapeutics, Inc.
(a) (b)
.................. 31,116 1,355,413
Moderna, Inc.
(a) (b)
......................... 243,742 25,176,111
Natera, Inc.
(a)
........................... 75,838 3,355,832
Neurocrine Biosciences, Inc.
(a)
................ 71,116 8,000,550
Regeneron Pharmaceuticals, Inc.
(a)
............. 75,991 62,537,553
Roivant Sciences, Ltd.
(a)
.................... 255,650 2,985,992
Sarepta Therapeutics, Inc.
(a) (b)
................ 65,510 7,941,122
Seagen, Inc.
(a)
........................... 102,674 21,782,289
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 49,577 1,767,420
United Therapeutics Corp.
(a)
.................. 33,336 7,529,602
Vertex Pharmaceuticals, Inc.
(a)
................ 188,970 65,712,428
683,368,535
a
Broadline Retail  —  3 .0%
Amazon.com, Inc.
(a)
....................... 6,609,081 840,146,377
Coupang, Inc.
(a)
.......................... 802,438 13,641,446

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Broadline Retail (continued)
eBay, Inc. .............................. 391,456 $ 17,259,295
Etsy, Inc.
(a)
............................. 89,862 5,803,288
Kohl's Corp. ............................ 81,050 1,698,808
Macy's, Inc. ............................ 198,674 2,306,605
Nordstrom, Inc. .......................... 80,579 1,203,850
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 46,387 3,580,149
885,639,818
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 88,972 5,883,718
Advanced Drainage Systems, Inc.
(b)
............ 50,154 5,709,030
Allegion PLC ............................ 64,316 6,701,727
Armstrong World Industries, Inc. ............... 33,359 2,401,848
AZEK Co., Inc. (The) , Class A
(a)
............... 97,620 2,903,219
Builders FirstSource, Inc.
(a)
.................. 93,216 11,604,460
Carlisle Companies, Inc. .................... 36,366 9,428,249
Carrier Global Corp. ....................... 610,095 33,677,244
Fortune Brands Innovations, Inc. .............. 93,820 5,831,851
Hayward Holdings, Inc.
(a)
.................... 104,844 1,478,301
Johnson Controls International PLC ............ 505,121 26,877,489
Lennox International, Inc. ................... 23,375 8,752,535
Masco Corp. ............................ 164,532 8,794,235
Owens Corning .......................... 65,718 8,964,592
Trane Technologies PLC .................... 166,826 33,850,664
Trex Co., Inc.
(a) (b)
......................... 80,467 4,959,181
177,818,343
a
Capital Markets  —  3 .0%
Affiliated Managers Group, Inc. ............... 26,074 3,398,485
Ameriprise Financial, Inc. ................... 77,288 25,480,308
Ares Management Corp. , Class A .............. 117,379 12,074,778
Bank of New York Mellon Corp. (The) ........... 571,764 24,385,735
BlackRock, Inc.
(c)
......................... 109,038 70,491,977
Blackstone, Inc. , NVS ...................... 522,687 56,000,685
Blue Owl Capital, Inc. , Class A ................ 333,112 4,317,132
Carlyle Group, Inc. (The) .................... 155,737 4,697,028
Cboe Global Markets, Inc. ................... 76,786 11,994,741
Charles Schwab Corp. (The) ................. 1,087,177 59,686,017
CME Group, Inc. , Class A ................... 263,797 52,817,435
Coinbase Global, Inc. , Class A
(a) (b)
.............. 122,170 9,172,524
Evercore, Inc. , Class A ..................... 26,609 3,668,849
FactSet Research Systems, Inc. ............... 28,014 12,249,402
Franklin Resources, Inc. .................... 211,562 5,200,194
Goldman Sachs Group, Inc. (The) ............. 236,831 76,631,407
Houlihan Lokey, Inc. , Class A ................. 36,375 3,896,490
Interactive Brokers Group, Inc. , Class A
(b)
......... 73,082 6,325,978
Intercontinental Exchange, Inc. ............... 416,116 45,781,082
Invesco Ltd. ............................ 271,099 3,936,357
Janus Henderson Group PLC ................ 100,336 2,590,675
Jefferies Financial Group, Inc. ................ 139,331 5,103,695
KKR & Co., Inc. .......................... 473,133 29,144,993
Lazard Ltd. , Class A ....................... 80,130 2,484,831
LPL Financial Holdings, Inc. .................. 57,125 13,575,756
MarketAxess Holdings, Inc. .................. 27,389 5,851,386
Moody's Corp. ........................... 116,243 36,752,549
Morgan Stanley .......................... 881,920 72,026,406
Morningstar, Inc. ......................... 19,021 4,455,479
MSCI, Inc. , Class A ....................... 56,124 28,796,102
Nasdaq, Inc. ............................ 250,143 12,154,448
Northern Trust Corp. ....................... 151,368 10,517,049
Raymond James Financial, Inc. ............... 139,237 13,983,572
Robinhood Markets, Inc. , Class A
(a)
............. 486,040 4,768,052
S&P Global, Inc. ......................... 235,320 85,988,281
SEI Investments Co. ....................... 74,969 4,515,383
State Street Corp. ........................ 234,148 15,678,550
Security Shares Value
a
Capital Markets (continued)
Stifel Financial Corp. ...................... 74,213 $ 4,559,647
T Rowe Price Group, Inc. ................... 161,338 16,919,516
TPG, Inc. , Class A ........................ 46,970 1,414,736
Tradeweb Markets, Inc. , Class A ............... 84,020 6,738,404
Virtu Financial, Inc. , Class A .................. 60,106 1,038,031
XP, Inc. , Class A ......................... 243,196 5,605,668
876,869,813
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. .............. 162,664 46,098,978
Albemarle Corp. ......................... 86,210 14,659,148
Ashland, Inc. ............................ 34,744 2,837,890
Axalta Coating Systems Ltd.
(a)
................ 160,289 4,311,774
Celanese Corp. .......................... 72,377 9,084,761
CF Industries Holdings, Inc. .................. 142,724 12,237,156
Chemours Co. (The) ....................... 108,198 3,034,954
Corteva, Inc. ............................ 524,004 26,808,045
Dow, Inc. .............................. 519,777 26,799,702
DuPont de Nemours, Inc. ................... 338,251 25,230,142
Eastman Chemical Co. ..................... 86,966 6,672,031
Ecolab, Inc. ............................ 182,699 30,949,211
Element Solutions, Inc. ..................... 166,585 3,266,732
FMC Corp. ............................. 91,201 6,107,731
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 1,123,883 2,034,228
Huntsman Corp. ......................... 123,918 3,023,599
International Flavors & Fragrances, Inc. .......... 188,287 12,835,525
Linde PLC ............................. 359,858 133,993,126
LyondellBasell Industries NV , Class A ........... 189,370 17,933,339
Mosaic Co. (The) ......................... 242,316 8,626,450
NewMarket Corp. ......................... 4,565 2,077,258
Olin Corp. .............................. 94,629 4,729,557
PPG Industries, Inc. ....................... 171,845 22,305,481
RPM International, Inc. ..................... 93,037 8,820,838
Scotts Miracle-Gro Co. (The) , Class A ........... 29,400 1,519,392
Sherwin-Williams Co. (The) .................. 174,259 44,444,758
Westlake Corp. .......................... 23,999 2,991,955
483,433,761
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 63,448 30,519,122
Clean Harbors, Inc.
(a)
...................... 37,043 6,199,516
Copart, Inc.
(a)
........................... 629,960 27,144,976
Driven Brands Holdings, Inc.
(a)
................ 45,959 578,624
MSA Safety, Inc. ......................... 26,683 4,206,575
RB Global, Inc.
(b)
......................... 132,975 8,310,938
Republic Services, Inc. ..................... 151,064 21,528,131
Rollins, Inc. ............................. 187,793 7,010,313
Stericycle, Inc.
(a) (b)
........................ 66,791 2,986,226
Tetra Tech, Inc. .......................... 38,666 5,878,392
Waste Management, Inc. .................... 297,975 45,423,309
159,786,122
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 183,623 33,773,778
Ciena Corp.
(a) (b)
.......................... 108,724 5,138,296
Cisco Systems, Inc. ....................... 3,007,857 161,702,392
F5, Inc.
(a)
.............................. 44,439 7,160,901
Juniper Networks, Inc. ..................... 232,872 6,471,513
Lumentum Holdings, Inc.
(a) (b)
................. 50,055 2,261,485
Motorola Solutions, Inc. .................... 121,037 32,951,113
Ubiquiti, Inc. ............................ 3,072 446,362
Viasat, Inc.
(a) (b)
........................... 85,957 1,586,766
251,492,606
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 95,752 $ 7,951,246
EMCOR Group, Inc. ....................... 34,317 7,219,954
MasTec, Inc.
(a)
........................... 44,383 3,194,244
MDU Resources Group, Inc. ................. 152,300 2,982,034
Quanta Services, Inc. ...................... 105,841 19,799,676
Valmont Industries, Inc. ..................... 15,299 3,674,973
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 143,993 5,988,669
50,810,796
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 25,900 4,312,868
Martin Marietta Materials, Inc. ................ 45,119 18,520,447
Vulcan Materials Co. ...................... 97,352 19,667,051
42,500,366
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 200,119 5,339,175
American Express Co. ..................... 433,986 64,746,371
Capital One Financial Corp. .................. 277,717 26,952,435
Credit Acceptance Corp.
(a) (b)
.................. 4,926 2,266,551
Discover Financial Services .................. 182,893 15,844,020
OneMain Holdings, Inc. ..................... 80,333 3,220,550
SLM Corp. ............................. 164,777 2,244,263
SoFi Technologies, Inc.
(a) (b)
.................. 671,572 5,365,860
Synchrony Financial ....................... 305,159 9,328,711
135,307,936
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 304,981 6,938,318
BJ's Wholesale Club Holdings, Inc.
(a)
............ 97,176 6,935,451
Casey's General Stores, Inc. ................. 27,019 7,336,199
Costco Wholesale Corp. .................... 324,998 183,610,870
Dollar General Corp. ...................... 160,475 16,978,255
Dollar Tree, Inc.
(a)
......................... 153,436 16,333,262
Grocery Outlet Holding Corp.
(a) (b)
............... 68,326 1,971,205
Kroger Co. (The) ......................... 476,564 21,326,239
Performance Food Group Co.
(a)
............... 113,622 6,687,791
Sysco Corp. ............................ 373,769 24,687,443
Target Corp. ............................ 336,899 37,250,922
U.S. Foods Holding Corp.
(a)
.................. 165,893 6,585,952
Walgreens Boots Alliance, Inc. ................ 527,718 11,736,448
Walmart, Inc. ............................ 1,047,056 167,455,666
515,834,021
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,085,389 9,942,163
AptarGroup, Inc. ......................... 47,309 5,915,517
Ardagh Group SA ........................ 12,001 65,466
Ardagh Metal Packaging SA ................. 108,872 340,769
Avery Dennison Corp. ...................... 58,989 10,775,521
Ball Corp.
(b)
............................. 226,672 11,283,732
Berry Global Group, Inc. .................... 85,987 5,323,455
Crown Holdings, Inc. ...................... 77,690 6,874,011
Graphic Packaging Holding Co. ............... 221,575 4,936,691
International Paper Co. ..................... 253,613 8,995,653
Packaging Corp. of America ................. 64,795 9,949,272
Sealed Air Corp. ......................... 108,480 3,564,653
Silgan Holdings, Inc. ....................... 62,965 2,714,421
Sonoco Products Co. ...................... 70,636 3,839,067
Westrock Co. ........................... 184,951 6,621,246
91,141,637
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 103,326 14,918,208
LKQ Corp. ............................. 195,056 9,657,223
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 27,673 $ 9,854,355
34,429,786
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 151,731 910,386
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 41,893 3,412,604
Grand Canyon Education, Inc.
(a)
............... 22,989 2,686,954
H&R Block, Inc. .......................... 110,849 4,773,158
Mister Car Wash, Inc.
(a) (b)
.................... 55,937 308,213
Service Corp. International .................. 109,059 6,231,631
18,322,946
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 157,046 8,493,048
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 5,251,753 78,881,330
Frontier Communications Parent, Inc.
(a) (b)
......... 177,806 2,782,664
Iridium Communications, Inc. ................. 91,281 4,152,373
Verizon Communications, Inc. ................ 3,087,046 100,051,161
185,867,528
a
Electric Utilities  —  1 .5%
Alliant Energy Corp. ....................... 184,658 8,946,680
American Electric Power Co., Inc. .............. 377,723 28,412,324
Avangrid, Inc. ........................... 51,452 1,552,307
Constellation Energy Corp. .................. 241,334 26,324,713
Duke Energy Corp. ....................... 565,398 49,902,027
Edison International ....................... 277,496 17,562,722
Entergy Corp. ........................... 155,009 14,338,333
Evergy, Inc. ............................. 164,343 8,332,190
Eversource Energy ....................... 254,064 14,773,822
Exelon Corp. ............................ 729,872 27,581,863
FirstEnergy Corp. ........................ 398,429 13,618,303
Hawaiian Electric Industries, Inc. .............. 79,305 976,245
IDACORP, Inc. .......................... 36,582 3,425,904
NextEra Energy, Inc. ...................... 1,484,984 85,074,733
NRG Energy, Inc. ......................... 168,988 6,509,418
OGE Energy Corp. ........................ 145,177 4,838,749
PG&E Corp.
(a)
........................... 1,469,729 23,706,729
Pinnacle West Capital Corp. ................. 83,201 6,130,250
PPL Corp. ............................. 543,822 12,812,446
Southern Co. (The) ....................... 799,295 51,730,372
Xcel Energy, Inc. ......................... 402,771 23,046,557
429,596,687
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 23,452 3,994,110
AMETEK, Inc. ........................... 168,018 24,826,340
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 207,360 1,030,579
Eaton Corp. PLC ......................... 292,106 62,300,368
Emerson Electric Co. ...................... 418,588 40,423,043
Generac Holdings, Inc.
(a) (b)
................... 45,083 4,912,244
Hubbell, Inc. ............................ 39,159 12,272,822
nVent Electric PLC ........................ 120,656 6,393,561
Plug Power, Inc.
(a) (b)
....................... 386,584 2,938,038
Regal Rexnord Corp. ...................... 48,783 6,970,115
Rockwell Automation, Inc. ................... 84,305 24,100,270
Sensata Technologies Holding PLC ............ 112,045 4,237,542
Sunrun, Inc.
(a) (b)
.......................... 153,026 1,922,007
Vertiv Holdings Co. , Class A ................. 251,810 9,367,332
205,688,371
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 426,726 35,840,717
Arrow Electronics, Inc.
(a)
.................... 41,239 5,164,772

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 68,738 $ 3,312,484
CDW Corp. ............................. 99,221 20,018,829
Cognex Corp. ........................... 126,702 5,377,233
Coherent Corp.
(a)
......................... 87,186 2,845,751
Corning, Inc. ............................ 557,107 16,975,050
Crane NXT Co. .......................... 35,583 1,977,347
IPG Photonics Corp. ....................... 21,944 2,228,194
Jabil, Inc.
(b)
............................. 93,352 11,845,435
Keysight Technologies, Inc.
(a)
................. 129,993 17,199,374
Littelfuse, Inc. ........................... 17,660 4,367,671
National Instruments Corp. .................. 97,154 5,792,322
TD SYNNEX Corp. ........................ 30,441 3,039,838
Teledyne Technologies, Inc.
(a)
................. 34,361 14,039,218
Trimble, Inc.
(a)
........................... 181,129 9,755,608
Vontier Corp. ............................ 114,138 3,529,147
Zebra Technologies Corp. , Class A
(a)
............ 37,487 8,866,800
172,175,790
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 741,904 26,204,049
Halliburton Co. .......................... 658,857 26,683,708
NOV, Inc. .............................. 284,364 5,943,208
Schlumberger Ltd. ........................ 1,044,983 60,922,509
TechnipFMC PLC ........................ 321,362 6,536,503
126,289,977
a
Entertainment  —  1 .4%
Activision Blizzard, Inc. ..................... 532,828 49,888,686
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 42,592 340,310
Electronic Arts, Inc. ....................... 200,886 24,186,674
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 18,590 1,051,078
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 140,569 8,757,449
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 14,227 454,126
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 33,962 1,090,180
Live Nation Entertainment, Inc.
(a)
.............. 114,701 9,524,771
Madison Square Garden Sports Corp. , Class A ..... 13,985 2,465,555
Netflix, Inc.
(a)
............................ 321,670 121,462,592
Playtika Holding Corp.
(a)
.................... 17,249 166,108
ROBLOX Corp. , Class A
(a) (b)
.................. 336,211 9,736,671
Roku, Inc. , Class A
(a)
...................... 90,361 6,378,583
Spotify Technology SA
(a)
.................... 102,773 15,892,817
Take-Two Interactive Software, Inc.
(a) (b)
.......... 120,408 16,904,079
TKO Group Holdings, Inc. , Class A ............. 31,319 2,632,675
Walt Disney Co. (The)
(a)
.................... 1,341,449 108,724,441
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,613,924 17,527,215
397,184,010
a
Financial Services  —  4 .3%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 162,489 3,456,141
Apollo Global Management, Inc. ............... 382,272 34,312,735
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,343,292 470,555,188
Block, Inc. , Class A
(a)
...................... 398,921 17,656,243
Equitable Holdings, Inc. .................... 261,524 7,424,666
Euronet Worldwide, Inc.
(a)
................... 34,299 2,722,655
Fidelity National Information Services, Inc. ........ 434,047 23,989,778
Fiserv, Inc.
(a)
............................ 445,409 50,313,401
FleetCor Technologies, Inc.
(a)
................. 52,538 13,415,053
Global Payments, Inc. ..................... 192,509 22,213,614
Jack Henry & Associates, Inc. ................ 54,214 8,193,904
Mastercard, Inc. , Class A .................... 615,446 243,661,226
MGIC Investment Corp. .................... 214,205 3,575,081
PayPal Holdings, Inc.
(a)
..................... 823,555 48,145,025
Rocket Companies, Inc. , Class A
(a) (b)
............ 102,800 840,904
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 40,157 2,223,493
Security Shares Value
a
Financial Services (continued)
TFS Financial Corp. ....................... 43,666 $ 516,132
Toast, Inc. , Class A
(a) (b)
..................... 258,239 4,836,816
UWM Holdings Corp. , Class A ................ 66,511 322,578
Visa, Inc. , Class A ........................ 1,187,925 273,234,629
Voya Financial, Inc. ....................... 72,359 4,808,256
Western Union Co. (The) ................... 216,499 2,853,457
WEX, Inc.
(a)
............................. 31,139 5,856,934
1,245,127,909
a
Food Products  —  1 .0%
Archer-Daniels-Midland Co. .................. 392,991 29,639,381
Bunge Ltd. ............................. 109,357 11,837,895
Campbell Soup Co. ....................... 138,561 5,692,086
Conagra Brands, Inc. ...................... 351,886 9,648,714
Darling Ingredients, Inc.
(a)
................... 116,243 6,067,885
Flowers Foods, Inc. ....................... 135,875 3,013,708
Freshpet, Inc.
(a)
.......................... 33,856 2,230,433
General Mills, Inc. ........................ 430,330 27,536,817
Hershey Co. (The) ........................ 108,404 21,689,472
Hormel Foods Corp. ....................... 209,578 7,970,251
Ingredion, Inc. ........................... 49,278 4,848,955
J M Smucker Co. (The) ..................... 72,647 8,929,043
Kellanova .............................. 190,467 11,334,691
Kraft Heinz Co. (The) ...................... 588,507 19,797,376
Lamb Weston Holdings, Inc. ................. 106,154 9,814,999
McCormick & Co., Inc. , NVS ................. 183,249 13,860,954
Mondelez International, Inc. , Class A ............ 997,517 69,227,680
Pilgrim's Pride Corp.
(a)
..................... 26,548 606,091
Post Holdings, Inc.
(a) (b)
...................... 39,586 3,394,104
Seaboard Corp.
(b)
......................... 201 754,353
Tyson Foods, Inc. , Class A .................. 205,123 10,356,660
278,251,548
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 106,560 11,287,901
National Fuel Gas Co. ..................... 65,597 3,405,140
UGI Corp. .............................. 153,793 3,537,239
18,230,280
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc.
(a)
................... 14,962 2,688,522
CSX Corp. ............................. 1,468,670 45,161,602
Hertz Global Holdings, Inc.
(a) (b)
................ 98,420 1,205,645
JB Hunt Transport Services, Inc. .............. 60,544 11,413,755
Knight-Swift Transportation Holdings, Inc. , Class A .. 113,876 5,710,881
Landstar System, Inc. ...................... 26,265 4,647,329
Lyft, Inc. , Class A
(a)
........................ 246,980 2,603,169
Norfolk Southern Corp. ..................... 166,771 32,842,213
Old Dominion Freight Line, Inc. ............... 72,179 29,531,316
Ryder System, Inc. ........................ 32,920 3,520,794
Saia, Inc.
(a)
............................. 19,434 7,747,364
Schneider National, Inc. , Class B .............. 43,195 1,196,070
Uber Technologies, Inc.
(a)
................... 1,422,616 65,426,110
U-Haul Holding Co.
(a)
...................... 6,560 357,979
U-Haul Holding Co. , Series N , NVS ............. 73,781 3,865,387
Union Pacific Corp. ....................... 447,137 91,050,507
XPO, Inc.
(a)
............................. 83,372 6,224,554
315,193,197
a
Health Care Equipment & Supplies  —  2 .5%
Abbott Laboratories ....................... 1,269,842 122,984,198
Align Technology, Inc.
(a)
..................... 55,844 17,050,290
Baxter International, Inc. .................... 368,958 13,924,475
Becton Dickinson & Co. .................... 208,406 53,879,203
Boston Scientific Corp.
(a)
.................... 1,053,161 55,606,901

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Cooper Companies, Inc. (The) ................ 35,684 $ 11,347,869
Dentsply Sirona, Inc. ...................... 156,155 5,334,255
Dexcom, Inc.
(a)
.......................... 284,022 26,499,253
Edwards Lifesciences Corp.
(a)
................ 440,891 30,544,928
Enovis Corp.
(a)
........................... 37,092 1,955,861
Envista Holdings Corp.
(a)
.................... 121,893 3,398,377
GE HealthCare Technologies, Inc.
(b)
............ 286,859 19,517,886
Globus Medical, Inc. , Class A
(a)
............... 86,981 4,318,607
Hologic, Inc.
(a)
........................... 177,739 12,335,087
ICU Medical, Inc.
(a) (b)
....................... 14,445 1,719,099
IDEXX Laboratories, Inc.
(a)
................... 60,302 26,368,256
Inspire Medical Systems, Inc.
(a)
............... 21,060 4,179,146
Insulet Corp.
(a)
........................... 50,577 8,066,526
Integra LifeSciences Holdings Corp.
(a)
........... 53,845 2,056,341
Intuitive Surgical, Inc.
(a)
..................... 256,190 74,881,775
Masimo Corp.
(a)
.......................... 31,743 2,783,226
Medtronic PLC .......................... 974,330 76,348,499
Novocure Ltd.
(a) (b)
......................... 75,453 1,218,566
Penumbra, Inc.
(a)
......................... 26,570 6,427,549
QuidelOrtho Corp.
(a)
....................... 39,137 2,858,566
ResMed, Inc. ........................... 106,541 15,754,218
Shockwave Medical, Inc.
(a)
................... 26,532 5,282,521
STERIS PLC ............................ 72,958 16,008,444
Stryker Corp. ........................... 260,576 71,207,603
Tandem Diabetes Care, Inc.
(a)
................ 46,196 959,491
Teleflex, Inc. ............................ 34,073 6,692,278
Zimmer Biomet Holdings, Inc. ................ 153,137 17,185,034
718,694,328
a
Health Care Providers & Services  —  2 .8%
Acadia Healthcare Co., Inc.
(a) (b)
................ 66,722 4,691,224
agilon health, Inc.
(a) (b)
...................... 213,731 3,795,863
Amedisys, Inc.
(a) (b)
........................ 23,287 2,175,006
Cardinal Health, Inc. ....................... 186,880 16,224,922
Cencora, Inc. ........................... 118,385 21,305,748
Centene Corp.
(a)
......................... 398,191 27,427,396
Chemed Corp.
(b)
......................... 10,686 5,553,514
Cigna Group (The) ........................ 213,960 61,207,537
CVS Health Corp. ........................ 939,284 65,580,809
DaVita, Inc.
(a) (b)
.......................... 39,532 3,736,960
Elevance Health, Inc. ...................... 173,894 75,716,925
Encompass Health Corp. ................... 71,337 4,790,993
HCA Healthcare, Inc. ...................... 149,791 36,845,590
Henry Schein, Inc.
(a) (b)
...................... 95,400 7,083,450
Humana, Inc. ........................... 91,539 44,535,554
Laboratory Corp. of America Holdings ........... 64,949 13,057,996
McKesson Corp. ......................... 99,371 43,211,479
Molina Healthcare, Inc.
(a)
.................... 42,290 13,866,468
Premier, Inc. , Class A ...................... 88,601 1,904,922
Quest Diagnostics, Inc. ..................... 82,865 10,097,929
R1 RCM, Inc.
(a)
.......................... 111,925 1,686,710
Tenet Healthcare Corp.
(a)
.................... 73,886 4,868,349
UnitedHealth Group, Inc. .................... 681,879 343,796,573
Universal Health Services, Inc. , Class B ......... 44,852 5,639,242
818,801,159
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 275,151 4,201,556
Healthpeak Properties, Inc. .................. 397,473 7,297,604
Medical Properties Trust, Inc. ................. 430,149 2,344,312
Omega Healthcare Investors, Inc. .............. 169,980 5,636,537
Ventas, Inc. ............................ 291,212 12,268,761
Welltower, Inc. ........................... 364,040 29,822,157
61,570,927
a
Security Shares Value
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 84,701 $ 1,231,553
Doximity, Inc. , Class A
(a) (b)
................... 84,970 1,803,063
Teladoc Health, Inc.
(a) (b)
..................... 117,104 2,176,963
Veeva Systems, Inc. , Class A
(a) (b)
.............. 106,011 21,567,938
26,779,517
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 515,371 8,282,012
Park Hotels & Resorts, Inc. .................. 163,971 2,020,123
10,302,135
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a) (b)
..................... 296,908 40,738,747
Aramark ............................... 169,417 5,878,770
Booking Holdings, Inc.
(a)
.................... 27,216 83,932,783
Boyd Gaming Corp. ....................... 53,771 3,270,890
Caesars Entertainment, Inc.
(a)
................ 151,642 7,028,607
Carnival Corp.
(a) (b)
......................... 728,583 9,996,159
Cava Group, Inc.
(a) (b)
....................... 11,874 363,701
Chipotle Mexican Grill, Inc.
(a)
................. 20,175 36,957,170
Choice Hotels International, Inc.
(b)
.............. 22,791 2,792,125
Churchill Downs, Inc. ...................... 52,601 6,103,820
Darden Restaurants, Inc. ................... 88,162 12,626,562
Domino's Pizza, Inc. ....................... 26,070 9,875,055
DoorDash, Inc. , Class A
(a)
................... 220,982 17,561,439
DraftKings, Inc. , Class A
(a)
................... 306,104 9,011,702
Expedia Group, Inc.
(a)
...................... 105,196 10,842,552
Hilton Worldwide Holdings, Inc. ............... 188,251 28,271,535
Hyatt Hotels Corp. , Class A
(b)
................. 34,050 3,612,024
Las Vegas Sands Corp. .................... 244,123 11,190,598
Marriott International, Inc. , Class A ............. 181,401 35,656,181
Marriott Vacations Worldwide Corp. ............. 26,415 2,658,141
McDonald's Corp. ........................ 534,985 140,936,448
MGM Resorts International .................. 214,131 7,871,456
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 303,621 5,003,674
Penn Entertainment, Inc.
(a) (b)
................. 115,301 2,646,158
Planet Fitness, Inc. , Class A
(a)
................ 63,987 3,146,881
Royal Caribbean Cruises Ltd.
(a)
............... 171,425 15,795,099
Starbucks Corp. .......................... 827,595 75,534,596
Texas Roadhouse, Inc. ..................... 48,930 4,702,173
Travel + Leisure Co. ....................... 54,333 1,995,651
Vail Resorts, Inc. ......................... 28,136 6,243,097
Wendy's Co. (The) ........................ 129,345 2,639,931
Wingstop, Inc. ........................... 21,917 3,941,553
Wyndham Hotels & Resorts, Inc. .............. 61,504 4,276,988
Wynn Resorts Ltd. ........................ 75,909 7,014,751
Yum! Brands, Inc. ........................ 205,306 25,650,932
645,767,949
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 227,940 24,496,712
Garmin Ltd. ............................. 112,779 11,864,351
Leggett & Platt, Inc. ....................... 100,991 2,566,181
Lennar Corp. , Class A ...................... 181,699 20,392,079
Lennar Corp. , Class B ..................... 10,129 1,035,487
Mohawk Industries, Inc.
(a)
................... 38,189 3,276,998
Newell Brands, Inc. ....................... 278,923 2,518,675
NVR, Inc.
(a)
............................. 2,159 12,874,765
PulteGroup, Inc. ......................... 159,718 11,827,118
Tempur Sealy International, Inc. ............... 121,926 5,284,273
Toll Brothers, Inc. ......................... 79,304 5,865,324
TopBuild Corp.
(a)
......................... 23,414 5,890,962
Whirlpool Corp. .......................... 39,255 5,248,393
113,141,318
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 180,133 $ 16,505,587
Clorox Co. (The) ......................... 91,124 11,942,711
Colgate-Palmolive Co. ..................... 601,501 42,772,736
Kimberly-Clark Corp. ...................... 246,483 29,787,471
Procter & Gamble Co. (The) ................. 1,726,994 251,899,345
Reynolds Consumer Products, Inc. ............. 39,541 1,013,436
Spectrum Brands Holdings, Inc. ............... 29,744 2,330,442
356,251,728
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 492,241 7,482,063
Brookfield Renewable Corp. , Class A ........... 96,697 2,314,926
Clearway Energy, Inc. , Class A ................ 25,386 505,689
Clearway Energy, Inc. , Class C ............... 59,972 1,269,008
Vistra Corp. ............................ 268,838 8,920,045
20,491,731
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 402,722 37,702,834
General Electric Co. ....................... 795,268 87,916,877
Honeywell International, Inc. ................. 488,390 90,225,169
215,844,880
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 196,997 5,990,679
EastGroup Properties, Inc. .................. 32,103 5,346,113
First Industrial Realty Trust, Inc. ............... 97,186 4,625,082
Prologis, Inc. ............................ 676,731 75,935,985
Rexford Industrial Realty, Inc. ................ 151,597 7,481,312
STAG Industrial, Inc. ...................... 131,454 4,536,477
103,915,648
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 440,982 33,845,368
Allstate Corp. (The) ....................... 191,850 21,374,008
American Financial Group, Inc. ............... 53,273 5,948,996
American International Group, Inc. ............. 530,689 32,159,753
Aon PLC , Class A ........................ 148,177 48,041,947
Arch Capital Group Ltd.
(a)
................... 262,485 20,922,679
Arthur J Gallagher & Co. .................... 155,113 35,354,906
Assurant, Inc. ........................... 38,767 5,566,166
Assured Guaranty Ltd. ..................... 43,348 2,623,421
Axis Capital Holdings Ltd. ................... 56,657 3,193,755
Brighthouse Financial, Inc.
(a)
................. 47,618 2,330,425
Brown & Brown, Inc. ....................... 174,382 12,178,839
Chubb Ltd. ............................. 302,115 62,894,301
Cincinnati Financial Corp. ................... 111,641 11,419,758
CNA Financial Corp. ....................... 18,159 714,557
Everest Group Ltd. ........................ 31,253 11,615,803
Fidelity National Financial, Inc. ................ 188,823 7,798,390
First American Financial Corp. ................ 74,883 4,230,141
Globe Life, Inc. .......................... 65,153 7,084,086
Hanover Insurance Group, Inc. (The) ........... 26,458 2,936,309
Hartford Financial Services Group, Inc. (The) ...... 223,051 15,816,546
Kemper Corp. ........................... 46,105 1,937,793
Kinsale Capital Group, Inc. .................. 16,003 6,627,322
Lincoln National Corp. ..................... 124,762 3,080,374
Loews Corp. ............................ 135,506 8,578,885
Markel Group, Inc.
(a)
....................... 9,686 14,262,538
Marsh & McLennan Companies, Inc. ............ 362,761 69,033,418
MetLife, Inc. ............................ 473,881 29,811,854
Old Republic International Corp. ............... 198,106 5,336,976
Primerica, Inc. ........................... 26,166 5,076,466
Principal Financial Group, Inc. ................ 177,813 12,814,983
Progressive Corp. (The) .................... 428,688 59,716,238
Security Shares Value
a
Insurance (continued)
Prudential Financial, Inc. .................... 269,836 $ 25,604,738
Reinsurance Group of America, Inc. ............ 48,690 7,069,301
RenaissanceRe Holdings Ltd. ................ 37,052 7,333,332
RLI Corp. .............................. 29,433 3,999,650
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 67,210 3,252,964
Travelers Companies, Inc. (The) ............... 168,902 27,583,386
Unum Group ............................ 143,274 7,047,648
W R Berkley Corp. ........................ 148,954 9,457,089
White Mountains Insurance Group Ltd.
(b)
......... 1,789 2,675,789
Willis Towers Watson PLC ................... 77,054 16,101,204
674,452,102
a
Interactive Media & Services  —  5 .4%
Alphabet, Inc. , Class A
(a)
.................... 4,359,255 570,452,109
Alphabet, Inc. , Class C , NVS
(a)
................ 3,730,890 491,917,847
IAC, Inc.
(a)
.............................. 53,512 2,696,470
Match Group, Inc.
(a)
....................... 203,279 7,963,455
Meta Platforms, Inc. , Class A
(a)
................ 1,622,571 487,112,040
Pinterest, Inc. , Class A
(a)
.................... 437,854 11,835,193
TripAdvisor, Inc.
(a) (b)
....................... 74,396 1,233,486
ZoomInfo Technologies, Inc.
(a)
................ 228,394 3,745,661
1,576,956,261
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 463,506 142,347,328
Akamai Technologies, Inc.
(a)
.................. 112,456 11,981,062
Amdocs Ltd. ............................ 87,964 7,432,078
Cloudflare, Inc. , Class A
(a) (b)
.................. 210,836 13,291,101
Cognizant Technology Solutions Corp. , Class A ..... 372,135 25,208,425
DXC Technology Co.
(a) (b)
.................... 154,032 3,208,487
EPAM Systems, Inc.
(a)
...................... 40,878 10,452,096
Gartner, Inc.
(a)
........................... 56,426 19,388,538
Globant SA
(a)
............................ 29,609 5,858,141
GoDaddy, Inc. , Class A
(a) (b)
................... 114,084 8,496,976
International Business Machines Corp. .......... 666,528 93,513,878
Kyndryl Holdings, Inc.
(a)
..................... 168,238 2,540,394
MongoDB, Inc. , Class A
(a) (b)
.................. 47,961 16,587,791
Okta, Inc. , Class A
(a)
....................... 109,221 8,902,604
Snowflake, Inc. , Class A
(a)
................... 227,597 34,769,994
Twilio, Inc. , Class A
(a)
...................... 123,953 7,254,969
VeriSign, Inc.
(a)
.......................... 66,275 13,422,676
424,656,538
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 51,609 4,077,111
Hasbro, Inc. ............................ 94,684 6,262,400
Mattel, Inc.
(a)
............................ 253,920 5,593,857
Peloton Interactive, Inc. , Class A
(a) (b)
............ 235,050 1,187,002
Polaris, Inc.
(b)
........................... 40,270 4,193,718
YETI Holdings, Inc.
(a) (b)
..................... 62,999 3,037,812
24,351,900
a
Life Sciences Tools & Services  —  1 .6%
10X Genomics, Inc. , Class A
(a)
................ 67,063 2,766,349
Agilent Technologies, Inc. ................... 216,703 24,231,729
Avantor, Inc.
(a)
........................... 494,108 10,415,797
Azenta, Inc.
(a)
........................... 45,916 2,304,524
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 15,590 5,588,235
Bio-Techne Corp. ......................... 113,119 7,700,010
Bruker Corp. ............................ 78,985 4,920,766
Charles River Laboratories International, Inc.
(a)
..... 37,723 7,392,954
Danaher Corp. .......................... 482,799 119,782,432
Fortrea Holdings, Inc.
(a) (b)
.................... 65,287 1,866,555
ICON PLC
(a)
............................ 59,688 14,698,170
Illumina, Inc.
(a)
........................... 115,893 15,909,791

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
14
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.
(a)
...................... 134,957 $ 26,552,790
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 85,317 853,170
Medpace Holdings, Inc.
(a) (b)
.................. 17,049 4,128,074
Mettler-Toledo International, Inc.
(a)
............. 15,977 17,703,634
QIAGEN NV
(a)
........................... 167,718 6,792,579
Repligen Corp.
(a) (b)
........................ 40,092 6,375,029
Revvity, Inc. ............................ 92,893 10,283,255
Sotera Health Co.
(a) (b)
...................... 77,491 1,160,815
Thermo Fisher Scientific, Inc. ................. 282,997 143,244,591
Waters Corp.
(a) (b)
......................... 42,898 11,763,061
West Pharmaceutical Services, Inc. ............ 54,055 20,281,977
466,716,287
a
Machinery  —  1 .9%
AGCO Corp. ............................ 45,292 5,357,138
Allison Transmission Holdings, Inc. ............. 67,689 3,997,712
Caterpillar, Inc. .......................... 378,828 103,420,044
CNH Industrial N.V. ....................... 715,691 8,659,861
Crane Co. .............................. 35,583 3,161,194
Cummins, Inc. ........................... 104,078 23,777,660
Deere & Co. ............................ 197,928 74,694,069
Donaldson Co., Inc. ....................... 88,984 5,307,006
Dover Corp. ............................ 102,692 14,326,561
Esab Corp. ............................. 41,757 2,932,176
Flowserve Corp. ......................... 97,751 3,887,557
Fortive Corp. ............................ 260,489 19,317,864
Gates Industrial Corp. PLC
(a)
................. 71,298 827,770
Graco, Inc. ............................. 122,400 8,920,512
IDEX Corp. ............................. 55,330 11,509,747
Illinois Tool Works, Inc. ..................... 223,027 51,365,348
Ingersoll Rand, Inc. ....................... 296,335 18,882,466
ITT, Inc. ............................... 60,774 5,950,382
Lincoln Electric Holdings, Inc. ................ 41,164 7,483,204
Middleby Corp. (The)
(a) (b)
.................... 38,992 4,990,976
Nordson Corp. ........................... 42,043 9,382,736
Oshkosh Corp. .......................... 47,642 4,546,476
Otis Worldwide Corp. ...................... 302,799 24,317,788
PACCAR, Inc. ........................... 376,910 32,044,888
Parker-Hannifin Corp. ...................... 93,528 36,431,026
Pentair PLC ............................ 119,309 7,725,258
RBC Bearings, Inc.
(a) (b)
..................... 20,714 4,849,769
Snap-on, Inc. ........................... 38,130 9,725,438
Stanley Black & Decker, Inc. ................. 112,127 9,371,575
Timken Co. (The) ......................... 45,516 3,344,971
Toro Co. (The) ........................... 76,435 6,351,748
Westinghouse Air Brake Technologies Corp. ....... 130,570 13,875,674
Xylem, Inc. ............................. 172,874 15,736,720
556,473,314
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 43,066 3,565,865
a
Media  —  0 .9%
Cable One, Inc. .......................... 4,024 2,477,335
Charter Communications, Inc. , Class A
(a) (b)
........ 75,136 33,046,316
Comcast Corp. , Class A .................... 3,001,504 133,086,687
DISH Network Corp. , Class A
(a) (b)
.............. 180,942 1,060,320
Fox Corp. , Class A , NVS .................... 195,043 6,085,341
Fox Corp. , Class B ........................ 97,661 2,820,450
Interpublic Group of Companies, Inc. (The) ....... 284,334 8,149,013
Liberty Broadband Corp. , Class A
(a) (b)
............ 12,241 1,112,829
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 84,933 7,756,082
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 54,485 1,386,643
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
111,782 2,845,970
New York Times Co. (The) , Class A ............. 119,874 4,938,809
Security Shares Value
a
Media (continued)
News Corp. , Class A , NVS .................. 281,409 $ 5,645,065
News Corp. , Class B ...................... 85,205 1,778,228
Nexstar Media Group, Inc. ................... 25,056 3,592,279
Omnicom Group, Inc. ...................... 144,514 10,763,403
Paramount Global , Class A
(b)
................. 8,600 135,794
Paramount Global , Class B , NVS .............. 427,388 5,513,305
Sirius XM Holdings, Inc.
(b)
................... 463,391 2,094,527
Trade Desk, Inc. (The) , Class A
(a)
.............. 322,841 25,230,024
259,518,420
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 131,274 3,814,822
Cleveland-Cliffs, Inc.
(a)
..................... 372,622 5,824,082
Freeport-McMoRan, Inc. .................... 1,045,558 38,988,858
MP Materials Corp. , Class A
(a) (b)
............... 76,189 1,455,210
Newmont Corp. .......................... 581,380 21,481,991
Nucor Corp. ............................ 184,348 28,822,810
Reliance Steel & Aluminum Co. ............... 43,243 11,339,612
Royal Gold, Inc. .......................... 48,035 5,107,561
Southern Copper Corp. ..................... 62,886 4,734,687
SSR Mining, Inc.
(b)
........................ 153,911 2,045,477
Steel Dynamics, Inc. ....................... 117,668 12,616,363
United States Steel Corp. ................... 164,014 5,327,175
141,558,648
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 437,720 4,132,077
Annaly Capital Management, Inc. .............. 361,461 6,799,081
Rithm Capital Corp. ....................... 352,700 3,276,583
Starwood Property Trust, Inc. ................. 212,702 4,115,784
18,323,525
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 192,550 14,408,517
CenterPoint Energy, Inc. .................... 463,873 12,454,990
CMS Energy Corp. ........................ 213,299 11,328,310
Consolidated Edison, Inc. ................... 254,145 21,737,022
Dominion Energy, Inc. ...................... 613,820 27,419,339
DTE Energy Co. ......................... 150,898 14,981,153
NiSource, Inc. ........................... 301,866 7,450,053
Public Service Enterprise Group, Inc. ........... 364,633 20,751,264
Sempra ............................... 462,367 31,454,827
WEC Energy Group, Inc. .................... 230,491 18,566,050
180,551,525
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 126,652 12,677,865
Boston Properties, Inc. ..................... 114,935 6,836,334
Cousins Properties, Inc. .................... 113,067 2,303,175
Highwoods Properties, Inc. .................. 79,782 1,644,307
Kilroy Realty Corp. ........................ 84,510 2,671,361
Vornado Realty Trust ...................... 130,949 2,969,923
29,102,965
a
Oil, Gas & Consumable Fuels  —  4 .2%
Antero Midstream Corp. .................... 248,862 2,981,367
Antero Resources Corp.
(a)
................... 203,806 5,172,596
APA Corp. ............................. 227,175 9,336,893
Cheniere Energy, Inc. ...................... 177,592 29,473,168
Chesapeake Energy Corp. .................. 92,914 8,011,974
Chevron Corp. ........................... 1,297,941 218,858,811
ConocoPhillips .......................... 889,438 106,554,672
Coterra Energy, Inc. ....................... 546,842 14,792,076
Devon Energy Corp. ....................... 469,526 22,396,390
Diamondback Energy, Inc. ................... 133,341 20,651,854
DT Midstream, Inc. ........................ 70,376 3,724,298

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 431,905 $ 54,748,278
EQT Corp. ............................. 263,961 10,711,537
Exxon Mobil Corp. ........................ 2,938,465 345,504,715
Hess Corp. ............................. 203,479 31,132,287
HF Sinclair Corp. ......................... 103,444 5,889,067
Kinder Morgan, Inc. , Class P ................. 1,436,305 23,813,937
Marathon Oil Corp. ........................ 455,142 12,175,049
Marathon Petroleum Corp. .................. 310,887 47,049,639
New Fortress Energy, Inc. , Class A ............. 47,499 1,557,017
Occidental Petroleum Corp. .................. 510,981 33,152,447
ONEOK, Inc. ............................ 327,906 20,799,078
Ovintiv, Inc. ............................. 188,844 8,983,309
Phillips 66 .............................. 337,640 40,567,446
Pioneer Natural Resources Co. ............... 170,460 39,129,093
Range Resources Corp. .................... 172,470 5,589,753
Southwestern Energy Co.
(a)
.................. 809,071 5,218,508
Targa Resources Corp. ..................... 164,825 14,128,799
Texas Pacific Land Corp. .................... 4,241 7,733,718
Valero Energy Corp. ....................... 257,810 36,534,255
Williams Companies, Inc. (The) ............... 896,233 30,194,090
1,216,566,121
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 47,038 2,599,790
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 93,642 3,472,245
American Airlines Group, Inc.
(a) (b)
.............. 469,716 6,017,062
Delta Air Lines, Inc. ....................... 471,942 17,461,854
Southwest Airlines Co. ..................... 435,164 11,779,890
United Airlines Holdings, Inc.
(a)
................ 240,234 10,161,898
48,892,949
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a) (b)
...................... 268,975 2,950,656
Estee Lauder Companies, Inc. (The) , Class A ...... 168,961 24,423,313
Kenvue, Inc. ............................ 1,277,088 25,643,927
Olaplex Holdings, Inc.
(a)
.................... 90,234 175,956
53,193,852
a
Pharmaceuticals  —  3 .9%
Bristol-Myers Squibb Co. .................... 1,542,058 89,501,046
Catalent, Inc.
(a) (b)
......................... 131,060 5,967,162
Elanco Animal Health, Inc.
(a)
.................. 359,069 4,035,936
Eli Lilly & Co. ........................... 620,798 333,449,230
Jazz Pharmaceuticals PLC
(a)
................. 45,594 5,901,687
Johnson & Johnson ....................... 1,767,905 275,351,204
Merck & Co., Inc. ......................... 1,863,294 191,826,117
Organon & Co. .......................... 184,939 3,210,541
Perrigo Co. PLC ......................... 100,574 3,213,339
Pfizer, Inc. ............................. 4,144,870 137,485,338
Royalty Pharma PLC , Class A ................ 272,466 7,394,727
Viatris, Inc. ............................. 883,244 8,708,786
Zoetis, Inc. , Class A ....................... 339,178 59,010,189
1,125,055,302
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 303,373 72,985,476
Booz Allen Hamilton Holding Corp. , Class A ....... 95,670 10,453,861
Broadridge Financial Solutions, Inc. ............ 86,102 15,416,563
CACI International, Inc. , Class A
(a)
............. 16,171 5,076,562
Ceridian HCM Holding, Inc.
(a) (b)
................ 107,971 7,325,832
Clarivate PLC
(a) (b)
......................... 353,256 2,370,348
Concentrix Corp. ......................... 30,885 2,474,197
Dun & Bradstreet Holdings, Inc. ............... 199,784 1,995,842
Equifax, Inc. ............................ 89,705 16,432,162
Security Shares Value
a
Professional Services (continued)
FTI Consulting, Inc.
(a) (b)
..................... 24,509 $ 4,372,651
Genpact Ltd. ............................ 128,320 4,645,184
Jacobs Solutions, Inc. ...................... 92,535 12,631,028
KBR, Inc. .............................. 100,479 5,922,232
Leidos Holdings, Inc. ...................... 98,884 9,113,149
ManpowerGroup, Inc. ...................... 37,556 2,753,606
Paychex, Inc. ........................... 237,060 27,340,130
Paycom Software, Inc. ..................... 37,986 9,848,630
Paycor HCM, Inc.
(a) (b)
...................... 41,302 942,925
Paylocity Holding Corp.
(a)
................... 30,818 5,599,631
Robert Half, Inc. ......................... 75,531 5,534,912
Science Applications International Corp. ......... 39,784 4,198,803
SS&C Technologies Holdings, Inc. ............. 159,139 8,361,163
TransUnion ............................. 142,481 10,228,711
Verisk Analytics, Inc. ....................... 104,495 24,685,899
270,709,497
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 226,885 16,757,726
CoStar Group, Inc.
(a)
....................... 295,587 22,727,684
Howard Hughes Holdings, Inc.
(a)
............... 24,286 1,800,321
Jones Lang LaSalle, Inc.
(a) (b)
.................. 35,282 4,981,113
Zillow Group, Inc. , Class A
(a)
................. 40,871 1,830,612
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 112,991 5,215,665
53,313,121
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 243,836 8,214,835
Apartment Income REIT Corp. ................ 107,537 3,301,386
AvalonBay Communities, Inc. ................ 104,302 17,912,826
Camden Property Trust ..................... 76,941 7,277,080
Equity LifeStyle Properties, Inc. ............... 129,047 8,221,584
Equity Residential ........................ 271,899 15,963,190
Essex Property Trust, Inc. ................... 46,977 9,963,352
Invitation Homes, Inc. ...................... 448,514 14,213,409
Mid-America Apartment Communities, Inc. ........ 84,753 10,903,473
Sun Communities, Inc. ..................... 90,343 10,691,191
UDR, Inc. .............................. 242,687 8,656,645
115,318,971
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 68,463 3,781,896
Brixmor Property Group, Inc. ................. 217,320 4,515,910
Federal Realty Investment Trust ............... 60,290 5,464,083
Kimco Realty Corp. ....................... 448,147 7,882,906
NNN REIT, Inc. .......................... 131,568 4,649,613
Realty Income Corp. ....................... 495,874 24,763,947
Regency Centers Corp. .................... 132,687 7,886,915
Simon Property Group, Inc. .................. 237,656 25,673,978
Spirit Realty Capital, Inc. .................... 101,942 3,418,115
88,037,363
a
Semiconductors & Semiconductor Equipment  —  6 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,175,818 120,897,607
Allegro MicroSystems, Inc.
(a)
................. 55,145 1,761,331
Analog Devices, Inc. ....................... 370,823 64,927,399
Applied Materials, Inc. ..................... 619,212 85,729,901
Broadcom, Inc. .......................... 296,379 246,166,470
Cirrus Logic, Inc.
(a)
........................ 39,631 2,931,109
Enphase Energy, Inc.
(a)
..................... 97,794 11,749,949
Entegris, Inc. ............................ 110,429 10,370,387
First Solar, Inc.
(a)
......................... 77,480 12,519,993
GlobalFoundries, Inc.
(a) (b)
.................... 57,432 3,341,968
Intel Corp. ............................. 3,062,407 108,868,569
KLA Corp. .............................. 100,904 46,280,629

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
16
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ...................... 98,401 $ 61,674,795
Lattice Semiconductor Corp.
(a)
................ 100,638 8,647,823
Marvell Technology, Inc. .................... 626,420 33,908,115
Microchip Technology, Inc. ................... 394,399 30,782,842
Micron Technology, Inc. ..................... 801,661 54,536,998
MKS Instruments, Inc. ..................... 48,566 4,202,902
Monolithic Power Systems, Inc. ............... 33,253 15,362,886
NVIDIA Corp. ........................... 1,743,060 758,213,669
ON Semiconductor Corp.
(a)
.................. 316,039 29,375,825
Qorvo, Inc.
(a)
............................ 71,062 6,784,289
QUALCOMM, Inc. ........................ 818,372 90,888,394
Skyworks Solutions, Inc. .................... 116,746 11,509,988
Teradyne, Inc.
(b)
.......................... 115,155 11,568,471
Texas Instruments, Inc. ..................... 665,885 105,882,374
Universal Display Corp. .................... 34,190 5,367,488
Wolfspeed, Inc.
(a) (b)
........................ 90,246 3,438,373
1,947,690,544
a
Software  —  10 .2%
Adobe, Inc.
(a)
............................ 336,116 171,385,548
Alteryx, Inc. , Class A
(a)
..................... 43,190 1,627,831
ANSYS, Inc.
(a) (b)
.......................... 63,760 18,971,788
AppLovin Corp. , Class A
(a) (b)
.................. 154,533 6,175,139
Aspen Technology, Inc.
(a)
.................... 20,639 4,215,722
Atlassian Corp. , Class A
(a)
................... 106,093 21,378,800
Autodesk, Inc.
(a)
.......................... 157,338 32,554,806
Bentley Systems, Inc. , Class B ................ 140,678 7,056,408
BILL Holdings, Inc.
(a) (b)
...................... 75,186 8,162,944
Cadence Design Systems, Inc.
(a)
.............. 198,025 46,397,257
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 147,403 1,967,830
Confluent, Inc. , Class A
(a) (b)
.................. 135,470 4,011,267
Crowdstrike Holdings, Inc. , Class A
(a)
............ 154,209 25,811,502
Datadog, Inc. , Class A
(a) (b)
................... 200,005 18,218,455
DocuSign, Inc.
(a) (b)
........................ 148,246 6,226,332
Dolby Laboratories, Inc. , Class A .............. 42,213 3,345,802
DoubleVerify Holdings, Inc.
(a) (b)
................ 91,665 2,562,037
Dropbox, Inc. , Class A
(a) (b)
................... 189,181 5,151,399
Dynatrace, Inc.
(a)
......................... 176,899 8,266,490
Elastic NV
(a)
............................ 55,158 4,481,036
Fair Isaac Corp.
(a)
......................... 17,705 15,377,324
Five9, Inc.
(a)
............................ 52,835 3,397,290
Fortinet, Inc.
(a)
........................... 480,914 28,220,034
Gen Digital, Inc. .......................... 403,295 7,130,256
Gitlab, Inc. , Class A
(a)
...................... 64,512 2,917,233
Guidewire Software, Inc.
(a)
................... 60,836 5,475,240
HashiCorp, Inc. , Class A
(a)
................... 67,995 1,552,326
HubSpot, Inc.
(a)
.......................... 33,448 16,473,140
Informatica, Inc. , Class A
(a) (b)
................. 33,787 711,892
Intuit, Inc. .............................. 200,393 102,388,799
Manhattan Associates, Inc.
(a)
................. 45,171 8,928,500
Microsoft Corp. .......................... 5,459,452 1,723,821,970
nCino, Inc.
(a) (b)
........................... 50,818 1,616,012
NCR Corp.
(a)
............................ 96,278 2,596,618
New Relic, Inc.
(a)
......................... 41,670 3,567,785
Nutanix, Inc. , Class A
(a)
..................... 168,194 5,866,607
Oracle Corp. ............................ 1,115,380 118,141,050
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 1,372,040 21,952,640
Palo Alto Networks, Inc.
(a) (b)
.................. 220,189 51,621,109
Pegasystems, Inc.
(b)
....................... 30,521 1,324,917
Procore Technologies, Inc.
(a) (b)
................ 57,517 3,757,010
PTC, Inc.
(a)
............................. 83,974 11,897,436
RingCentral, Inc. , Class A
(a)
.................. 63,077 1,868,971
Roper Technologies, Inc. .................... 77,602 37,581,097
Salesforce, Inc.
(a)
......................... 694,331 140,796,440
SentinelOne, Inc. , Class A
(a) (b)
................ 169,258 2,853,690
Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a)
........................ 149,349 $ 83,480,117
Smartsheet, Inc. , Class A
(a)
.................. 94,474 3,822,418
Splunk, Inc.
(a)
........................... 112,386 16,436,452
Synopsys, Inc.
(a)
......................... 111,315 51,090,246
Teradata Corp.
(a)
......................... 74,445 3,351,514
Tyler Technologies, Inc.
(a) (b)
.................. 30,770 11,881,528
UiPath, Inc. , Class A
(a) (b)
.................... 272,570 4,663,673
Unity Software, Inc.
(a) (b)
..................... 210,436 6,605,586
VMware, Inc. , Class A
(a)
.................... 157,510 26,222,265
Workday, Inc. , Class A
(a) (b)
................... 144,884 31,128,327
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 184,622 12,912,463
Zscaler, Inc.
(a)
........................... 63,962 9,951,848
2,981,350,216
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 341,128 56,098,499
Crown Castle, Inc. ........................ 317,359 29,206,549
CubeSmart ............................. 163,955 6,251,604
Digital Realty Trust, Inc. .................... 219,759 26,595,234
EPR Properties .......................... 53,917 2,239,712
Equinix, Inc. ............................ 68,645 49,854,118
Extra Space Storage, Inc. ................... 152,552 18,547,272
Gaming and Leisure Properties, Inc. ............ 186,249 8,483,642
Iron Mountain, Inc. ........................ 213,645 12,701,195
Lamar Advertising Co. , Class A ............... 63,070 5,264,453
National Storage Affiliates Trust ............... 55,561 1,763,506
Public Storage ........................... 114,882 30,273,705
Rayonier, Inc. ........................... 107,756 3,066,736
SBA Communications Corp. , Class A ............ 78,681 15,749,576
VICI Properties, Inc. ....................... 739,188 21,510,371
Weyerhaeuser Co. ........................ 535,657 16,423,244
304,029,416
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 44,374 2,481,838
AutoNation, Inc.
(a)
......................... 20,966 3,174,253
AutoZone, Inc.
(a)
......................... 13,270 33,705,667
Bath & Body Works, Inc. .................... 167,090 5,647,642
Best Buy Co., Inc. ........................ 142,655 9,910,243
Burlington Stores, Inc.
(a)
.................... 47,969 6,490,206
CarMax, Inc.
(a) (b)
.......................... 116,406 8,233,396
Dick's Sporting Goods, Inc. .................. 43,990 4,776,434
Five Below, Inc.
(a) (b)
........................ 40,082 6,449,194
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 75,302 6,814,831
GameStop Corp. , Class A
(a) (b)
................. 195,626 3,220,004
Gap, Inc. (The) .......................... 144,966 1,540,989
Home Depot, Inc. (The) .................... 742,913 224,478,592
Lithia Motors, Inc. ........................ 19,591 5,785,810
Lowe's Companies, Inc. .................... 430,143 89,400,921
Murphy USA, Inc. ........................ 14,458 4,940,732
O'Reilly Automotive, Inc.
(a)
................... 43,869 39,870,779
Penske Automotive Group, Inc.
(b)
.............. 14,696 2,455,114
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 58,412 238,905
RH
(a) (b)
................................ 12,703 3,358,165
Ross Stores, Inc. ......................... 246,025 27,788,524
TJX Companies, Inc. (The) .................. 844,834 75,088,846
Tractor Supply Co. ........................ 80,232 16,291,108
Ulta Beauty, Inc.
(a)
........................ 36,535 14,593,906
Valvoline, Inc. ........................... 123,705 3,988,249
Victoria's Secret & Co.
(a)
.................... 60,715 1,012,726
Wayfair, Inc. , Class A
(a)
..................... 60,621 3,671,814
Williams-Sonoma, Inc. ..................... 46,706 7,258,112
612,667,000
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 10,947,529 $ 1,874,326,440
Hewlett Packard Enterprise Co. ............... 942,644 16,373,726
HP, Inc. ............................... 632,928 16,266,250
NetApp, Inc. ............................ 154,493 11,722,929
Pure Storage, Inc. , Class A
(a)
................. 207,508 7,391,435
Western Digital Corp.
(a)
..................... 232,850 10,624,945
1,936,705,725
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Capri Holdings Ltd.
(a)
...................... 84,022 4,420,397
Carter's, Inc. ............................ 27,294 1,887,380
Columbia Sportswear Co. ................... 25,619 1,898,368
Crocs, Inc.
(a) (b)
........................... 44,537 3,929,500
Deckers Outdoor Corp.
(a)
.................... 19,239 9,890,578
Lululemon Athletica, Inc.
(a)
................... 81,507 31,429,914
Nike, Inc. , Class B ........................ 872,292 83,408,561
PVH Corp. ............................. 46,461 3,554,731
Ralph Lauren Corp. , Class A ................. 28,571 3,316,807
Skechers USA, Inc. , Class A
(a)
................ 99,720 4,881,294
Tapestry, Inc. ............................ 174,125 5,006,094
Under Armour, Inc. , Class A
(a)
................. 144,192 987,715
Under Armour, Inc. , Class C
(a)
................ 135,203 862,595
VF Corp. .............................. 260,345 4,600,296
160,074,230
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 1,308,805 55,035,250
Philip Morris International, Inc. ................ 1,138,396 105,392,702
160,427,952
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 75,856 2,989,485
Core & Main, Inc. , Class A
(a) (b)
................ 69,776 2,013,037
Fastenal Co. ............................ 418,187 22,849,738
Ferguson PLC ........................... 152,412 25,067,202
MSC Industrial Direct Co., Inc. , Class A .......... 32,841 3,223,344
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,345 5,286,790
United Rentals, Inc. ....................... 50,266 22,346,756
Watsco, Inc. ............................ 24,470 9,242,808
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc. ................... 32,343 $ 4,651,570
WW Grainger, Inc. ........................ 32,707 22,628,011
120,298,741
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 143,226 17,735,675
Essential Utilities, Inc. ...................... 177,917 6,107,891
23,843,566
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 1
T-Mobile U.S., Inc. ........................ 390,618 54,706,051
54,706,052
a
Total Long-Term Investments — 99.8%
(Cost: $ 26,075,759,945 ) .............................. 29,058,795,812
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (e) (f)
...................... 352,140,037 352,280,893
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (e)
............................ 164,308,699 164,308,699
a
Total Short-Term Securities — 1.8%
(Cost: $ 516,294,011 ) ................................ 516,589,592
Total Investments — 101.6%
(Cost: $ 26,592,053,956 ) .............................. 29,575,385,404
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (453,454,129)
Net Assets — 100.0% ................................. $ 29,121,931,275
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 415,800,305 $ — $ (63,593,367)
(a)
$ 78,505 $ (4,550) $ 352,280,893 352,140,037 $ 2,179,402
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 42,252,528 122,056,171
(a)
— — — 164,308,699 164,308,699 1,228,059 —
BlackRock, Inc. .. 74,212,099 7,082,229 (8,418,414) 2,273,466 (4,657,403) 70,491,977 109,038 1,102,940 —
$ 2,351,971 $ (4,661,953)
$ 587,081,569
$ 4,510,401 $ —

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 ETF
18
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 271 12/15/23 $ 58,611 $ (2,014,474)
E-Mini S&P MidCap 400 Index ............................................................ 16 12/15/23 4,033 (110,382)
$ (2,124,856)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,124,856 $ — $ — $ — $ 2,124,856
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 6,698,604 $ — $ — $ — $ 6,698,604
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (5,604,532) $ — $ — $ — $ (5,604,532)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 56,715,766
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,058,730,345  $ 65,466  $ 1  $ 29,058,795,812
Short-Term Securities
Money Market Funds ...................................... 516,589,592  —  —  516,589,592
$ 29,575,319,937  $ 65,466  $ 1  $ 29,575,385,404
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,124,856) $ —  $ —  $ (2,124,856)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
20
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Axon Enterprise, Inc.
(a) (b)
.................... 229,571 $ 45,682,333
Boeing Co. (The)
(a)
........................ 250,401 47,996,864
BWX Technologies, Inc. .................... 51,297 3,846,249
HEICO Corp.
(b)
.......................... 133,565 21,628,181
HEICO Corp. , Class A ...................... 236,874 30,608,858
Lockheed Martin Corp. ..................... 744,833 304,606,904
Northrop Grumman Corp. ................... 26,837 11,813,379
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 35,369 570,856
TransDigm Group, Inc.
(a)
.................... 29,119 24,551,102
491,304,726
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 294,277 25,346,078
Expeditors International of Washington, Inc.
(b)
...... 68,231 7,821,319
United Parcel Service, Inc. , Class B ............ 660,719 102,986,271
136,153,668
a
Automobiles  —  3 .3%
Tesla, Inc.
(a) (b)
........................... 9,088,256 2,274,063,416
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 3,883 5,358,928
NU Holdings, Ltd. , Class A
(a)
................. 5,220,655 37,849,749
43,208,677
a
Beverages  —  1 .6%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 28,696 11,177,953
Brown-Forman Corp. , Class A
(b)
............... 127,659 7,416,988
Brown-Forman Corp. , Class B , NVS ............ 479,827 27,681,220
Celsius Holdings, Inc.
(a) (b)
.................... 157,794 27,077,450
Coca-Cola Co. (The) ...................... 6,362,982 356,199,732
Constellation Brands, Inc. , Class A ............. 53,101 13,345,874
Monster Beverage Corp.
(a)
................... 2,449,791 129,716,434
PepsiCo, Inc. ........................... 3,135,567 531,290,473
1,103,906,124
a
Biotechnology  —  2 .8%
AbbVie, Inc. ............................ 5,812,542 866,417,511
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 327,778 58,049,484
Amgen, Inc. ............................ 1,196,488 321,568,115
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 327,654 12,463,958
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 72,570 6,420,994
Exact Sciences Corp.
(a) (b)
.................... 203,605 13,889,933
Exelixis, Inc.
(a)
........................... 777,654 16,991,740
Horizon Therapeutics PLC
(a)
................. 652,779 75,520,002
Incyte Corp.
(a)
........................... 446,875 25,815,969
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 402,801 18,271,053
Karuna Therapeutics, Inc.
(a) (b)
................. 104,449 17,661,281
Natera, Inc.
(a) (b)
.......................... 340,141 15,051,239
Neurocrine Biosciences, Inc.
(a)
................ 317,561 35,725,612
Regeneron Pharmaceuticals, Inc.
(a)
............. 23,174 19,071,275
Roivant Sciences, Ltd.
(a)
.................... 1,083,571 12,656,109
Sarepta Therapeutics, Inc.
(a) (b)
................ 293,921 35,629,104
Seagen, Inc.
(a) (b)
.......................... 461,710 97,951,776
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 222,218 7,922,072
Vertex Pharmaceuticals, Inc.
(a)
................ 776,398 269,984,641
1,927,061,868
a
Broadline Retail  —  5 .6%
Amazon.com, Inc.
(a)
....................... 29,676,187 3,772,436,892
Coupang, Inc.
(a)
.......................... 3,613,473 61,429,041
eBay, Inc. .............................. 108,923 4,802,415
Etsy, Inc.
(a) (b)
............................ 226,217 14,609,094
Security Shares Value
a
Broadline Retail (continued)
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 64,990 $ 5,015,928
3,858,293,370
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 43,147 2,853,311
Advanced Drainage Systems, Inc.
(b)
............ 224,667 25,573,845
Allegion PLC ............................ 266,735 27,793,787
Armstrong World Industries, Inc. ............... 42,949 3,092,328
Trane Technologies PLC .................... 220,809 44,804,354
Trex Co., Inc.
(a) (b)
......................... 358,728 22,108,407
126,226,032
a
Capital Markets  —  1 .3%
Ameriprise Financial, Inc. ................... 346,103 114,103,237
Ares Management Corp. , Class A .............. 526,796 54,191,504
Blackstone, Inc. , NVS
(b)
..................... 2,346,976 251,455,009
Blue Owl Capital, Inc. , Class A ................ 218,757 2,835,091
FactSet Research Systems, Inc. ............... 126,602 55,357,990
Houlihan Lokey, Inc. , Class A ................. 12,087 1,294,759
KKR & Co., Inc. .......................... 522,343 32,176,329
LPL Financial Holdings, Inc. .................. 256,724 61,010,459
MarketAxess Holdings, Inc. .................. 121,947 26,052,757
Moody's Corp. ........................... 476,592 150,684,093
Morningstar, Inc. ......................... 84,456 19,782,973
MSCI, Inc. , Class A ....................... 126,587 64,949,258
S&P Global, Inc. ......................... 87,577 32,001,512
TPG, Inc. , Class A ........................ 61,130 1,841,236
Tradeweb Markets, Inc. , Class A ............... 130,857 10,494,731
XP, Inc. , Class A ......................... 90,594 2,088,192
880,319,130
a
Chemicals  —  0 .5%
Axalta Coating Systems Ltd.
(a)
................ 77,784 2,092,390
Ecolab, Inc. ............................ 636,438 107,812,597
FMC Corp. ............................. 61,140 4,094,546
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 415,833 752,658
Linde PLC ............................. 152,221 56,679,489
PPG Industries, Inc. ....................... 193,686 25,140,443
RPM International, Inc. ..................... 79,820 7,567,734
Scotts Miracle-Gro Co. (The) , Class A ........... 135,641 7,009,927
Sherwin-Williams Co. (The) .................. 652,471 166,412,728
377,562,512
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 253,872 122,114,971
Copart, Inc.
(a)
........................... 2,824,637 121,713,608
MSA Safety, Inc. ......................... 20,458 3,225,204
RB Global, Inc.
(b)
......................... 456,613 28,538,312
Rollins, Inc. ............................. 841,414 31,409,985
Tetra Tech, Inc. .......................... 31,516 4,791,377
Waste Management, Inc. .................... 1,204,088 183,551,175
495,344,632
a
Communications Equipment  —  0 .4%
Arista Networks, Inc.
(a)
..................... 825,658 151,863,276
Motorola Solutions, Inc. .................... 500,486 136,252,309
Ubiquiti, Inc. ............................ 11,523 1,674,292
289,789,877
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 53,304 11,214,628
Quanta Services, Inc.
(b)
..................... 124,267 23,246,628
Valmont Industries, Inc. ..................... 4,494 1,079,504
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 162,851 6,772,973
42,313,733
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Construction Materials  —  0 .0%
Eagle Materials, Inc.
(b)
...................... 75,942 $ 12,645,862
Vulcan Materials Co. ...................... 95,811 19,355,738
32,001,600
a
Consumer Finance  —  0 .1%
American Express Co. ..................... 639,478 95,403,723
SLM Corp. ............................. 291,518 3,970,475
99,374,198
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 117,707 2,677,834
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 151,226 10,793,000
Casey's General Stores, Inc. ................. 17,624 4,785,268
Costco Wholesale Corp. .................... 1,459,313 824,453,473
Dollar General Corp. ...................... 721,263 76,309,625
Performance Food Group Co.
(a) (b)
.............. 236,618 13,927,336
Sysco Corp. ............................ 1,670,867 110,360,765
Target Corp. ............................ 1,514,869 167,499,065
1,210,806,366
a
Containers & Packaging  —  0 .1%
Ardagh Metal Packaging SA ................. 438,238 1,371,685
Avery Dennison Corp. ...................... 87,300 15,947,091
Graphic Packaging Holding Co. ............... 535,252 11,925,414
Sealed Air Corp. ......................... 261,231 8,584,051
37,828,241
a
Distributors  —  0 .1%
Pool Corp. ............................. 125,072 44,538,139
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 23,426 1,908,282
Grand Canyon Education, Inc.
(a) (b)
.............. 27,698 3,237,342
H&R Block, Inc. .......................... 323,282 13,920,523
Service Corp. International .................. 177,970 10,169,206
29,235,353
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 383,492 17,445,051
a
Electrical Equipment  —  0 .2%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 984,538 4,893,154
Hubbell, Inc. ............................ 80,289 25,163,376
Rockwell Automation, Inc. ................... 378,271 108,136,331
Vertiv Holdings Co. , Class A ................. 82,997 3,087,488
141,280,349
a
Electronic Equipment, Instruments & Components  —  0 .4%
Amphenol Corp. , Class A ................... 966,777 81,199,600
CDW Corp. ............................. 418,696 84,476,105
Jabil, Inc.
(b)
............................. 263,619 33,450,615
Keysight Technologies, Inc.
(a)
................. 149,321 19,756,662
National Instruments Corp. .................. 336,639 20,070,417
Vontier Corp. ............................ 172,822 5,343,656
Zebra Technologies Corp. , Class A
(a) (b)
........... 30,275 7,160,946
251,458,001
a
Energy Equipment & Services  —  0 .0%
Halliburton Co. .......................... 593,660 24,043,230
a
Entertainment  —  1 .0%
Live Nation Entertainment, Inc.
(a) (b)
............. 116,233 9,651,988
Netflix, Inc.
(a)
............................ 1,444,369 545,393,734
Playtika Holding Corp.
(a)
.................... 65,654 632,248
ROBLOX Corp. , Class A
(a) (b)
.................. 1,514,286 43,853,723
Roku, Inc. , Class A
(a) (b)
..................... 50,208 3,544,183
Spotify Technology SA
(a)
.................... 462,103 71,459,608
Security Shares Value
a
Entertainment (continued)
TKO Group Holdings, Inc. , Class A ............. 141,884 $ 11,926,769
686,462,253
a
Financial Services  —  4 .2%
Apollo Global Management, Inc. ............... 1,717,546 154,166,929
Block, Inc. , Class A
(a)
...................... 663,062 29,347,124
Equitable Holdings, Inc. .................... 1,174,656 33,348,484
Euronet Worldwide, Inc.
(a) (b)
.................. 77,533 6,154,570
Fiserv, Inc.
(a)
............................ 548,924 62,006,455
FleetCor Technologies, Inc.
(a)
................. 220,436 56,286,128
Jack Henry & Associates, Inc. ................ 75,757 11,449,913
Mastercard, Inc. , Class A .................... 2,763,479 1,094,088,971
PayPal Holdings, Inc.
(a)
..................... 3,350,339 195,860,818
Rocket Companies, Inc. , Class A
(a)
............. 147,377 1,205,544
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 178,594 9,888,750
Toast, Inc. , Class A
(a) (b)
..................... 1,164,067 21,802,975
UWM Holdings Corp. , Class A
(b)
............... 109,164 529,445
Visa, Inc. , Class A ........................ 5,334,032 1,226,880,700
Western Union Co. (The) ................... 181,435 2,391,313
WEX, Inc.
(a)
............................. 64,345 12,102,651
2,917,510,770
a
Food Products  —  0 .2%
Freshpet, Inc.
(a)
.......................... 41,256 2,717,945
Hershey Co. (The) ........................ 360,133 72,055,411
Lamb Weston Holdings, Inc. ................. 452,682 41,854,978
116,628,334
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc.
(a) (b)
.................. 23,098 4,150,480
CSX Corp. ............................. 732,369 22,520,347
JB Hunt Transport Services, Inc. .............. 53,294 10,046,985
Landstar System, Inc. ...................... 93,517 16,546,898
Lyft, Inc. , Class A
(a) (b)
....................... 1,106,604 11,663,606
Old Dominion Freight Line, Inc.
(b)
.............. 302,023 123,569,690
Saia, Inc.
(a) (b)
............................ 9,595 3,825,047
Uber Technologies, Inc.
(a)
................... 6,387,852 293,777,313
U-Haul Holding Co.
(a)
...................... 11,318 617,624
U-Haul Holding Co. , Series N , NVS
(b)
........... 126,916 6,649,129
Union Pacific Corp. ....................... 859,315 174,982,313
668,349,432
a
Health Care Equipment & Supplies  —  1 .6%
Abbott Laboratories ....................... 358,631 34,733,412
Align Technology, Inc.
(a)
..................... 251,568 76,808,742
Dexcom, Inc.
(a)
.......................... 1,273,311 118,799,916
Edwards Lifesciences Corp.
(a) (b)
............... 1,982,693 137,360,971
GE HealthCare Technologies, Inc.
(b)
............ 97,424 6,628,729
Globus Medical, Inc. , Class A
(a)
............... 110,725 5,497,496
IDEXX Laboratories, Inc.
(a) (b)
................. 271,102 118,544,771
Inspire Medical Systems, Inc.
(a) (b)
.............. 94,471 18,746,825
Insulet Corp.
(a)
........................... 228,483 36,440,754
Intuitive Surgical, Inc.
(a)
..................... 1,150,351 336,236,094
Masimo Corp.
(a)
.......................... 142,218 12,469,674
Novocure Ltd.
(a)
.......................... 344,760 5,567,874
Penumbra, Inc.
(a) (b)
........................ 119,098 28,810,997
ResMed, Inc. ........................... 478,206 70,712,321
Shockwave Medical, Inc.
(a) (b)
................. 119,146 23,721,969
Stryker Corp. ........................... 297,454 81,285,255
Tandem Diabetes Care, Inc.
(a) (b)
............... 28,510 592,153
1,112,957,953
a
Health Care Providers & Services  —  2 .6%
agilon health, Inc.
(a) (b)
...................... 854,129 15,169,331
Cardinal Health, Inc. ....................... 429,630 37,300,476
Cencora, Inc. ........................... 532,441 95,823,407

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
22
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Chemed Corp.
(b)
......................... 34,478 $ 17,918,216
Cigna Group (The) ........................ 71,056 20,326,990
DaVita, Inc.
(a) (b)
.......................... 177,679 16,795,996
Elevance Health, Inc. ...................... 103,707 45,156,102
Encompass Health Corp. ................... 22,062 1,481,684
HCA Healthcare, Inc. ...................... 139,195 34,239,186
Humana, Inc. ........................... 178,759 86,969,829
McKesson Corp.
(b)
........................ 169,952 73,903,627
Molina Healthcare, Inc.
(a) (b)
................... 103,294 33,869,070
UnitedHealth Group, Inc. .................... 2,574,953 1,298,265,553
1,777,219,467
a
Health Care Technology  —  0 .2%
Certara, Inc.
(a) (b)
.......................... 142,026 2,065,058
Doximity, Inc. , Class A
(a) (b)
................... 169,559 3,598,042
Veeva Systems, Inc. , Class A
(a) (b)
.............. 476,545 96,953,080
102,616,180
a
Hotels, Restaurants & Leisure  —  3 .0%
Airbnb, Inc. , Class A
(a) (b)
..................... 1,334,865 183,156,827
Booking Holdings, Inc.
(a)
.................... 122,199 376,855,606
Caesars Entertainment, Inc.
(a) (b)
............... 276,443 12,813,133
Cava Group, Inc.
(a) (b)
....................... 41,198 1,261,895
Chipotle Mexican Grill, Inc.
(a)
................. 90,466 165,718,333
Choice Hotels International, Inc.
(b)
.............. 99,976 12,248,060
Churchill Downs, Inc.
(b)
..................... 234,036 27,157,537
Darden Restaurants, Inc. ................... 185,285 26,536,518
Domino's Pizza, Inc. ....................... 116,305 44,055,171
DoorDash, Inc. , Class A
(a) (b)
.................. 776,654 61,720,693
DraftKings, Inc. , Class A
(a) (b)
.................. 1,373,311 40,430,276
Expedia Group, Inc.
(a) (b)
..................... 345,515 35,612,231
Hilton Worldwide Holdings, Inc. ............... 388,405 58,330,663
Las Vegas Sands Corp. .................... 1,017,310 46,633,490
Marriott International, Inc. , Class A ............. 816,047 160,402,198
McDonald's Corp. ........................ 992,107 261,360,668
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 334,746 5,516,614
Planet Fitness, Inc. , Class A
(a) (b)
............... 133,582 6,569,563
Royal Caribbean Cruises Ltd.
(a)
............... 231,560 21,335,938
Starbucks Corp. .......................... 3,716,083 339,166,895
Texas Roadhouse, Inc. ..................... 219,662 21,109,518
Travel + Leisure Co. ....................... 110,471 4,057,600
Vail Resorts, Inc. ......................... 12,232 2,714,159
Wendy's Co. (The) ........................ 569,309 11,619,597
Wingstop, Inc.
(b)
.......................... 98,400 17,696,256
Wyndham Hotels & Resorts, Inc. .............. 19,607 1,363,471
Wynn Resorts Ltd. ........................ 20,818 1,923,791
Yum! Brands, Inc. ........................ 810,800 101,301,352
2,048,668,053
a
Household Durables  —  0 .0%
NVR, Inc.
(a) (b)
............................ 865 5,158,255
Tempur Sealy International, Inc. ............... 111,286 4,823,135
TopBuild Corp.
(a)
......................... 6,768 1,702,829
11,684,219
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 721,531 66,113,886
Clorox Co. (The) ......................... 407,782 53,443,909
Kimberly-Clark Corp. ...................... 1,043,868 126,151,448
Procter & Gamble Co. (The) ................. 1,457,854 212,642,584
458,351,827
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .0%
AES Corp. (The) ......................... 1,341,264 $ 20,387,213
Vistra Corp. ............................ 352,959 11,711,179
32,098,392
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 283,508 52,375,268
a
Insurance  —  0 .8%
Arch Capital Group Ltd.
(a) (b)
.................. 165,774 13,213,845
Arthur J Gallagher & Co. .................... 39,010 8,891,549
Brighthouse Financial, Inc.
(a)
................. 22,336 1,093,124
Brown & Brown, Inc. ....................... 303,909 21,225,005
Everest Group Ltd. ........................ 19,306 7,175,461
Kinsale Capital Group, Inc. .................. 71,712 29,698,091
Lincoln National Corp. ..................... 50,906 1,256,869
Marsh & McLennan Companies, Inc. ............ 1,305,830 248,499,449
Primerica, Inc. ........................... 77,345 15,005,703
Progressive Corp. (The) .................... 1,441,749 200,835,636
RenaissanceRe Holdings Ltd. ................ 43,828 8,674,438
RLI Corp. .............................. 29,195 3,967,308
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 304,803 14,752,465
Willis Towers Watson PLC ................... 43,330 9,054,237
583,343,180
a
Interactive Media & Services  —  10 .2%
Alphabet, Inc. , Class A
(a)
.................... 19,573,989 2,561,452,201
Alphabet, Inc. , Class C , NVS
(a)
................ 16,752,505 2,208,817,784
Match Group, Inc.
(a) (b)
...................... 825,382 32,334,340
Meta Platforms, Inc. , Class A
(a)
................ 7,285,688 2,187,236,394
Pinterest, Inc. , Class A
(a) (b)
................... 1,950,088 52,710,879
ZoomInfo Technologies, Inc.
(a) (b)
............... 529,929 8,690,835
7,051,242,433
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 2,081,239 639,169,309
Cloudflare, Inc. , Class A
(a) (b)
.................. 948,455 59,790,603
EPAM Systems, Inc.
(a)
...................... 182,903 46,766,468
Gartner, Inc.
(a) (b)
.......................... 252,546 86,777,331
Globant SA
(a)
............................ 135,460 26,800,761
GoDaddy, Inc. , Class A
(a)
.................... 307,041 22,868,414
MongoDB, Inc. , Class A
(a) (b)
.................. 216,196 74,773,549
Okta, Inc. , Class A
(a)
....................... 31,588 2,574,738
Snowflake, Inc. , Class A
(a) (b)
.................. 1,020,421 155,889,716
Twilio, Inc. , Class A
(a) (b)
..................... 91,784 5,372,117
VeriSign, Inc.
(a) (b)
......................... 15,766 3,193,088
1,123,976,094
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 18,633 1,472,007
Peloton Interactive, Inc. , Class A
(a) (b)
............ 1,051,993 5,312,564
Polaris, Inc.
(b)
........................... 15,585 1,623,022
YETI Holdings, Inc.
(a) (b)
..................... 285,131 13,749,017
22,156,610
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a)
................ 301,629 12,442,196
Agilent Technologies, Inc. ................... 791,011 88,450,850
Bio-Techne Corp. ......................... 482,101 32,816,615
Bruker Corp. ............................ 349,362 21,765,253
ICON PLC
(a)
............................ 39,906 9,826,852
Illumina, Inc.
(a)
........................... 154,888 21,263,025
IQVIA Holdings, Inc.
(a) (b)
..................... 562,639 110,699,223
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 208,977 2,089,770
Medpace Holdings, Inc.
(a)
................... 76,543 18,533,357
Mettler-Toledo International, Inc.
(a) (b)
............ 71,695 79,443,079
Repligen Corp.
(a) (b)
........................ 80,628 12,820,658

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Sotera Health Co.
(a) (b)
...................... 228,059 $ 3,416,324
Thermo Fisher Scientific, Inc. ................. 782,761 396,210,135
Waters Corp.
(a) (b)
......................... 193,157 52,965,581
West Pharmaceutical Services, Inc. ............ 243,272 91,278,087
954,021,005
a
Machinery  —  1 .4%
Allison Transmission Holdings, Inc. ............. 28,945 1,709,492
Caterpillar, Inc. .......................... 1,275,763 348,283,299
Deere & Co. ............................ 830,975 313,593,345
Donaldson Co., Inc. ....................... 165,087 9,845,789
Graco, Inc. ............................. 224,582 16,367,536
IDEX Corp. ............................. 20,125 4,186,402
Illinois Tool Works, Inc. ..................... 814,026 187,478,328
Lincoln Electric Holdings, Inc. ................ 171,473 31,172,077
Otis Worldwide Corp. ...................... 80,190 6,440,059
Toro Co. (The) ........................... 342,614 28,471,223
Xylem, Inc. ............................. 92,761 8,444,034
955,991,584
a
Media  —  0 .4%
Cable One, Inc. .......................... 1,337 823,111
Charter Communications, Inc. , Class A
(a) (b)
........ 337,566 148,468,278
Liberty Broadband Corp. , Class A
(a)
............. 11,213 1,019,374
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 79,220 7,234,370
Nexstar Media Group, Inc. ................... 38,564 5,528,921
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,450,728 113,374,393
276,448,447
a
Metals & Mining  —  0 .0%
Southern Copper Corp. ..................... 280,264 21,101,077
a
Oil, Gas & Consumable Fuels  —  0 .6%
Antero Midstream Corp. .................... 372,031 4,456,931
APA Corp. ............................. 903,265 37,124,192
Cheniere Energy, Inc. ...................... 798,305 132,486,698
Hess Corp. ............................. 511,354 78,237,162
New Fortress Energy, Inc. , Class A ............. 212,778 6,974,863
ONEOK, Inc. ............................ 80,803 5,125,334
Ovintiv, Inc. ............................. 374,798 17,829,141
Targa Resources Corp. ..................... 736,421 63,126,008
Texas Pacific Land Corp.
(b)
.................. 18,990 34,629,404
379,989,733
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a) (b)
.............. 791,874 10,143,906
Delta Air Lines, Inc. ....................... 107,580 3,980,460
14,124,366
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 239,175 34,572,746
Kenvue, Inc. ............................ 1,939,674 38,948,654
73,521,400
a
Pharmaceuticals  —  2 .8%
Eli Lilly & Co. ........................... 2,787,513 1,497,256,858
Jazz Pharmaceuticals PLC
(a)
................. 103,901 13,448,945
Merck & Co., Inc. ......................... 1,539,457 158,487,098
Zoetis, Inc. , Class A ....................... 1,524,474 265,227,987
1,934,420,888
a
Professional Services  —  1 .1%
Automatic Data Processing, Inc. ............... 1,168,776 281,184,130
Booz Allen Hamilton Holding Corp. , Class A ....... 428,122 46,780,891
Broadridge Financial Solutions, Inc. ............ 322,235 57,696,177
Ceridian HCM Holding, Inc.
(a) (b)
................ 41,682 2,828,124
Security Shares Value
a
Professional Services (continued)
Equifax, Inc. ............................ 278,088 $ 50,940,160
FTI Consulting, Inc.
(a) (b)
..................... 20,224 3,608,164
Genpact Ltd. ............................ 146,679 5,309,780
KBR, Inc. .............................. 161,758 9,534,016
Paychex, Inc. ........................... 1,060,855 122,348,407
Paycom Software, Inc. ..................... 170,397 44,178,830
Paycor HCM, Inc.
(a) (b)
...................... 83,136 1,897,995
Paylocity Holding Corp.
(a)
................... 137,997 25,074,055
Verisk Analytics, Inc. ....................... 469,737 110,970,669
762,351,398
a
Real Estate Management & Development  —  0 .1%
CoStar Group, Inc.
(a) (b)
...................... 571,442 43,938,175
a
Residential REITs  —  0 .0%
Equity LifeStyle Properties, Inc. ............... 191,092 12,174,471
Sun Communities, Inc. ..................... 88,046 10,419,364
UDR, Inc. .............................. 60,381 2,153,790
24,747,625
a
Retail REITs  —  0 .0%
Simon Property Group, Inc. .................. 232,556 25,123,025
a
Semiconductors & Semiconductor Equipment  —  9 .4%
Advanced Micro Devices, Inc.
(a)
............... 3,004,143 308,885,983
Allegro MicroSystems, Inc.
(a) (b)
................ 247,073 7,891,512
Applied Materials, Inc. ..................... 2,349,440 325,279,968
Broadcom, Inc. .......................... 1,330,812 1,105,345,831
Enphase Energy, Inc.
(a) (b)
.................... 438,677 52,707,042
Entegris, Inc.
(b)
.......................... 25,517 2,396,302
KLA Corp. .............................. 451,811 207,227,633
Lam Research Corp. ...................... 418,423 262,254,984
Lattice Semiconductor Corp.
(a) (b)
............... 447,527 38,455,995
Microchip Technology, Inc. ................... 1,263,244 98,596,194
Monolithic Power Systems, Inc. ............... 149,395 69,020,490
NVIDIA Corp. ........................... 7,826,709 3,404,540,148
QUALCOMM, Inc. ........................ 3,204,306 355,870,224
Teradyne, Inc.
(b)
.......................... 426,739 42,870,200
Texas Instruments, Inc. ..................... 1,219,902 193,976,617
Universal Display Corp. .................... 69,380 10,891,966
6,486,211,089
a
Software  —  18 .0%
Adobe, Inc.
(a)
............................ 1,509,229 769,555,867
Alteryx, Inc. , Class A
(a) (b)
.................... 201,186 7,582,700
ANSYS, Inc.
(a)
........................... 235,994 70,220,015
AppLovin Corp. , Class A
(a) (b)
.................. 177,628 7,098,015
Atlassian Corp. , Class A
(a) (b)
.................. 475,929 95,904,453
Autodesk, Inc.
(a) (b)
......................... 707,578 146,404,964
Bentley Systems, Inc. , Class B
(b)
............... 585,328 29,360,052
Cadence Design Systems, Inc.
(a)
.............. 890,243 208,583,935
Confluent, Inc. , Class A
(a) (b)
.................. 608,073 18,005,042
Crowdstrike Holdings, Inc. , Class A
(a)
............ 693,002 115,994,675
Datadog, Inc. , Class A
(a) (b)
................... 899,831 81,965,606
DocuSign, Inc.
(a)
......................... 664,719 27,918,198
DoubleVerify Holdings, Inc.
(a) (b)
................ 410,642 11,477,444
Dropbox, Inc. , Class A
(a) (b)
................... 755,189 20,563,796
Dynatrace, Inc.
(a) (b)
........................ 792,566 37,036,609
Elastic NV
(a)
............................ 255,519 20,758,364
Fair Isaac Corp.
(a) (b)
....................... 79,685 69,208,813
Five9, Inc.
(a) (b)
........................... 233,603 15,020,673
Fortinet, Inc.
(a)
........................... 2,162,485 126,894,620
Gen Digital, Inc. .......................... 283,992 5,020,979
Gitlab, Inc. , Class A
(a) (b)
..................... 289,061 13,071,338
HashiCorp, Inc. , Class A
(a) (b)
.................. 219,193 5,004,176

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
24
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a) (b)
......................... 150,438 $ 74,090,715
Informatica, Inc. , Class A
(a) (b)
................. 10,385 218,812
Intuit, Inc. .............................. 899,808 459,747,899
Manhattan Associates, Inc.
(a) (b)
................ 202,510 40,028,127
Microsoft Corp. .......................... 24,514,111 7,740,330,548
nCino, Inc.
(a) (b)
........................... 20,395 648,561
New Relic, Inc.
(a)
......................... 183,219 15,687,211
Nutanix, Inc. , Class A
(a)
..................... 183,414 6,397,480
Oracle Corp. ............................ 2,058,411 218,026,893
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 6,172,100 98,753,600
Palo Alto Networks, Inc.
(a) (b)
.................. 992,663 232,719,914
Pegasystems, Inc.
(b)
....................... 137,981 5,989,755
Procore Technologies, Inc.
(a) (b)
................ 257,855 16,843,089
PTC, Inc.
(a)
............................. 197,280 27,950,630
RingCentral, Inc. , Class A
(a) (b)
................. 280,805 8,320,252
Salesforce, Inc.
(a)
......................... 2,350,738 476,682,652
SentinelOne, Inc. , Class A
(a) (b)
................ 101,639 1,713,634
ServiceNow, Inc.
(a)
........................ 670,606 374,841,930
Smartsheet, Inc. , Class A
(a)
.................. 412,298 16,681,577
Splunk, Inc.
(a)
........................... 503,502 73,637,167
Synopsys, Inc.
(a) (b)
........................ 500,286 229,616,265
Teradata Corp.
(a)
......................... 329,646 14,840,663
Tyler Technologies, Inc.
(a) (b)
.................. 103,408 39,929,965
UiPath, Inc. , Class A
(a) (b)
.................... 946,696 16,197,969
Unity Software, Inc.
(a) (b)
..................... 372,114 11,680,658
VMware, Inc. , Class A
(a)
.................... 708,784 117,998,360
Workday, Inc. , Class A
(a) (b)
................... 651,319 139,935,887
Zscaler, Inc.
(a) (b)
.......................... 286,771 44,618,700
12,406,779,247
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 1,533,340 252,157,763
Crown Castle, Inc. ........................ 150,803 13,878,400
Equinix, Inc. ............................ 154,331 112,084,432
Iron Mountain, Inc. ........................ 471,155 28,010,165
Lamar Advertising Co. , Class A ............... 220,150 18,375,920
Public Storage ........................... 299,482 78,919,497
SBA Communications Corp. , Class A ............ 35,650 7,136,061
510,562,238
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(a)
......................... 49,813 126,524,522
Best Buy Co., Inc. ........................ 87,723 6,094,117
Burlington Stores, Inc.
(a) (b)
................... 212,326 28,727,708
CarMax, Inc.
(a) (b)
.......................... 29,063 2,055,626
Dick's Sporting Goods, Inc. .................. 14,611 1,586,462
Five Below, Inc.
(a) (b)
........................ 180,035 28,967,631
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 341,971 30,948,375
Home Depot, Inc. (The) .................... 3,335,847 1,007,959,530
Lowe's Companies, Inc. .................... 1,415,738 294,246,986
Murphy USA, Inc. ........................ 61,487 21,011,953
O'Reilly Automotive, Inc.
(a) (b)
.................. 167,236 151,994,111
RH
(a) (b)
................................ 9,404 2,486,041
Ross Stores, Inc. ......................... 1,031,545 116,513,008
Security Shares Value
a
Specialty Retail (continued)
TJX Companies, Inc. (The) .................. 3,793,489 $ 337,165,302
Tractor Supply Co. ........................ 360,620 73,223,891
Ulta Beauty, Inc.
(a)
........................ 164,859 65,852,928
Valvoline, Inc.
(b)
.......................... 141,520 4,562,605
Victoria's Secret & Co.
(a)
.................... 114,586 1,911,294
Wayfair, Inc. , Class A
(a) (b)
.................... 94,593 5,729,498
Williams-Sonoma, Inc. ..................... 27,625 4,292,925
2,311,854,513
a
Technology Hardware, Storage & Peripherals  —  12 .3%
Apple, Inc. ............................. 49,156,766 8,416,129,907
HP, Inc. ............................... 579,457 14,892,045
NetApp, Inc. ............................ 276,096 20,950,164
Pure Storage, Inc. , Class A
(a) (b)
................ 722,669 25,741,470
8,477,713,586
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Crocs, Inc.
(a)
............................ 199,897 17,636,912
Deckers Outdoor Corp.
(a) (b)
................... 86,126 44,276,516
Lululemon Athletica, Inc.
(a)
................... 366,331 141,260,897
Nike, Inc. , Class B ........................ 2,087,642 199,620,328
Skechers USA, Inc. , Class A
(a)
................ 32,054 1,569,043
Tapestry, Inc. ............................ 49,624 1,426,690
405,790,386
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 1,409,497 77,014,916
Ferguson PLC ........................... 36,627 6,024,043
SiteOne Landscape Supply, Inc.
(a) (b)
............. 47,021 7,685,582
United Rentals, Inc. ....................... 46,232 20,553,360
Watsco, Inc. ............................ 27,167 10,261,519
WW Grainger, Inc. ........................ 146,952 101,667,272
223,206,692
a
Total Long-Term Investments — 99.9%
(Cost: $ 53,357,918,836 ) .............................. 68,987,095,232
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 1,100,106,091 1,100,546,133
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................ 218,170,382 218,170,382
a
Total Short-Term Securities — 1.9%
(Cost: $ 1,318,044,404 ) ............................... 1,318,716,515
Total Investments — 101.8%
(Cost: $ 54,675,963,240 ) .............................. 70,305,811,747
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (1,224,444,124)
Net Assets — 100.0% ................................. $ 69,081,367,623
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
25
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,194,613,409  $ —  $ (94,188,881)
(a)
$ 134,892  $ (13,287) $ 1,100,546,133  1,100,106,091  $ 2,071,614
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 90,622,505  127,547,877
(a)
—  —  —  218,170,382  218,170,382  2,611,900  —
$ 134,892  $ (13,287)
$ 1,318,716,515
$ 4,683,514  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index .............................................................. 238 12/15/23 $ 70,765 $ (2,913,079)
E-Mini S&P 500 Index .................................................................. 77 12/15/23 16,653 (693,142)
$ (3,606,221)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,606,221 $ — $ — $ — $ 3,606,221
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 16,613,768 $ — $ — $ — $ 16,613,768
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (12,214,145) $ — $ — $ — $ (12,214,145)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Growth ETF
26
2023
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 99,738,138
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 68,987,095,232  $ —  $ —  $ 68,987,095,232
Short-Term Securities
Money Market Funds ...................................... 1,318,716,515  —  —  1,318,716,515
$ 70,305,811,747  $ —  $ —  $ 70,305,811,747
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,606,221) $ —  $ —  $ (3,606,221)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .4%
Boeing Co. (The)
(a)
........................ 1,235,867 $ 236,890,986
BWX Technologies, Inc. .................... 195,600 14,666,088
Curtiss-Wright Corp. ....................... 98,198 19,210,475
General Dynamics Corp. .................... 627,760 138,716,127
HEICO Corp.
(b)
.......................... 11,348 1,837,582
HEICO Corp. , Class A ...................... 20,184 2,608,176
Hexcel Corp. ............................ 217,607 14,174,920
Howmet Aerospace, Inc. .................... 972,225 44,965,406
Huntington Ingalls Industries, Inc. .............. 100,756 20,612,662
L3Harris Technologies, Inc. .................. 484,994 84,447,155
Mercury Systems, Inc.
(a) (b)
................... 127,009 4,710,764
Northrop Grumman Corp. ................... 346,236 152,409,625
RTX Corp. ............................. 3,748,567 269,784,367
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 238,850 3,855,039
Textron, Inc. ............................ 506,876 39,607,291
TransDigm Group, Inc.
(a)
.................... 111,689 94,168,347
Woodward, Inc. .......................... 152,395 18,936,603
1,161,601,613
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 64,780 5,579,501
Expeditors International of Washington, Inc.
(b)
...... 337,275 38,661,833
FedEx Corp. ............................ 594,765 157,565,144
GXO Logistics, Inc.
(a) (b)
..................... 301,336 17,673,356
United Parcel Service, Inc. , Class B ............ 1,343,080 209,345,880
428,825,714
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 693,912 68,412,784
BorgWarner, Inc. ......................... 598,730 24,170,730
Gentex Corp. ........................... 603,751 19,646,058
Lear Corp. ............................. 151,021 20,267,018
Phinia, Inc. ............................. 118,854 3,184,099
QuantumScape Corp. , Class A
(a) (b)
............. 761,645 5,095,405
140,776,094
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 10,063,498 124,988,645
General Motors Co. ....................... 3,520,226 116,061,851
Harley-Davidson, Inc. ...................... 339,661 11,229,193
Lucid Group, Inc.
(a) (b)
....................... 1,927,650 10,775,564
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,699,312 41,259,295
Thor Industries, Inc. ....................... 132,237 12,579,706
316,894,254
a
Banks  —  6 .3%
Bank of America Corp. ..................... 17,868,193 489,231,124
Bank OZK ............................. 276,587 10,253,080
BOK Financial Corp. ....................... 72,080 5,764,958
Citigroup, Inc. ........................... 4,989,076 205,200,696
Citizens Financial Group, Inc. ................ 1,213,676 32,526,517
Columbia Banking System, Inc. ............... 529,089 10,740,507
Comerica, Inc. ........................... 339,799 14,118,648
Commerce Bancshares, Inc. ................. 295,196 14,163,504
Cullen/Frost Bankers, Inc. ................... 152,712 13,928,862
East West Bancorp, Inc. .................... 361,808 19,070,900
Fifth Third Bancorp ....................... 1,740,049 44,075,441
First Citizens BancShares, Inc. , Class A .......... 24,779 34,197,498
First Hawaiian, Inc. ....................... 324,169 5,851,250
First Horizon Corp. ........................ 1,433,003 15,791,693
FNB Corp. ............................. 909,555 9,814,098
Huntington Bancshares, Inc. ................. 3,683,857 38,312,113
JPMorgan Chase & Co. .................... 7,404,951 1,073,865,994
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,387,818 $ 25,692,922
M&T Bank Corp. ......................... 424,017 53,616,950
New York Community Bancorp, Inc. ............ 1,833,125 20,787,638
NU Holdings, Ltd. , Class A
(a)
................. 1,849,553 13,409,259
Pinnacle Financial Partners, Inc. ............... 191,447 12,834,607
PNC Financial Services Group, Inc. (The) ........ 1,021,414 125,398,997
Popular, Inc. ............................ 182,053 11,471,160
Prosperity Bancshares, Inc. .................. 225,251 12,294,200
Regions Financial Corp. .................... 2,392,790 41,155,988
Synovus Financial Corp. .................... 367,803 10,224,923
Truist Financial Corp. ...................... 3,401,429 97,314,884
U.S. Bancorp ........................... 3,930,452 129,940,743
Webster Financial Corp. .................... 442,656 17,843,463
Wells Fargo & Co. ........................ 9,414,522 384,677,369
Western Alliance Bancorp ................... 279,156 12,832,801
Wintrust Financial Corp. .................... 154,960 11,699,480
Zions Bancorp NA ........................ 375,827 13,112,604
3,031,214,871
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 2,052 799,316
Brown-Forman Corp. , Class A
(b)
............... 25,693 1,492,763
Brown-Forman Corp. , Class B , NVS ............ 96,579 5,571,643
Coca-Cola Co. (The) ...................... 5,035,425 281,883,092
Constellation Brands, Inc. , Class A ............. 371,682 93,414,837
Keurig Dr Pepper, Inc. ..................... 2,444,009 77,157,364
Molson Coors Beverage Co. , Class B ........... 447,980 28,487,048
PepsiCo, Inc. ........................... 1,091,994 185,027,463
673,833,526
a
Biotechnology  —  1 .8%
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 63,160 11,185,636
Amgen, Inc. ............................ 438,504 117,852,335
Biogen, Inc.
(a)
........................... 369,390 94,936,924
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 422,542 37,386,516
Exact Sciences Corp.
(a) (b)
.................... 298,813 20,385,023
Exelixis, Inc.
(a)
........................... 214,069 4,677,408
Gilead Sciences, Inc. ...................... 3,206,161 240,269,705
Horizon Therapeutics PLC
(a)
................. 66,305 7,670,826
Incyte Corp.
(a)
........................... 123,155 7,114,664
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 50,424 2,287,233
Karuna Therapeutics, Inc.
(a) (b)
................. 9,524 1,610,413
Mirati Therapeutics, Inc.
(a) (b)
.................. 116,939 5,093,863
Moderna, Inc.
(a) (b)
......................... 852,360 88,040,264
Regeneron Pharmaceuticals, Inc.
(a)
............. 247,693 203,841,431
Roivant Sciences, Ltd.
(a)
.................... 51,359 599,873
United Therapeutics Corp.
(a)
.................. 115,686 26,129,997
Vertex Pharmaceuticals, Inc.
(a)
................ 56,403 19,613,579
888,695,690
a
Broadline Retail  —  0 .2%
eBay, Inc. .............................. 1,285,201 56,664,512
Etsy, Inc.
(a) (b)
............................ 139,304 8,996,252
Kohl's Corp. ............................ 281,593 5,902,189
Macy's, Inc. ............................ 689,341 8,003,249
Nordstrom, Inc. .......................... 290,718 4,343,327
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 106,598 8,227,234
92,136,763
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 282,006 18,649,057
Allegion PLC ............................ 16,712 1,741,390
Armstrong World Industries, Inc. ............... 80,714 5,811,408
AZEK Co., Inc. (The) , Class A
(a)
............... 339,976 10,110,886
Builders FirstSource, Inc.
(a) (b)
................. 326,330 40,624,822

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
28
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Building Products (continued)
Carlisle Companies, Inc. .................... 127,166 $ 32,969,057
Carrier Global Corp. ....................... 2,136,183 117,917,302
Fortune Brands Innovations, Inc. .............. 325,058 20,205,605
Hayward Holdings, Inc.
(a) (b)
................... 338,619 4,774,528
Johnson Controls International PLC ............ 1,761,760 93,743,250
Lennox International, Inc. ................... 81,910 30,670,380
Masco Corp. ............................ 576,291 30,802,754
Owens Corning .......................... 230,109 31,389,169
Trane Technologies PLC .................... 411,620 83,521,814
522,931,422
a
Capital Markets  —  5 .0%
Affiliated Managers Group, Inc. ............... 90,829 11,838,652
Bank of New York Mellon Corp. (The) ........... 1,999,460 85,276,969
BlackRock, Inc.
(c)
......................... 381,301 246,507,283
Blue Owl Capital, Inc. , Class A ................ 969,328 12,562,491
Carlyle Group, Inc. (The) .................... 544,052 16,408,608
Cboe Global Markets, Inc. ................... 269,575 42,110,311
Charles Schwab Corp. (The) ................. 3,801,850 208,721,565
CME Group, Inc. , Class A ................... 920,932 184,389,005
Coinbase Global, Inc. , Class A
(a) (b)
.............. 427,150 32,070,422
Evercore, Inc. , Class A ..................... 90,662 12,500,477
Franklin Resources, Inc. .................... 732,935 18,015,542
Goldman Sachs Group, Inc. (The) ............. 828,194 267,978,733
Houlihan Lokey, Inc. , Class A ................. 120,962 12,957,449
Interactive Brokers Group, Inc. , Class A .......... 258,299 22,358,361
Intercontinental Exchange, Inc. ............... 1,451,912 159,739,358
Invesco Ltd. ............................ 930,596 13,512,254
Janus Henderson Group PLC ................ 340,827 8,800,153
Jefferies Financial Group, Inc. ................ 490,211 17,956,429
KKR & Co., Inc. .......................... 1,248,595 76,913,452
Lazard Ltd. , Class A ....................... 278,430 8,634,114
Moody's Corp. ........................... 36,109 11,416,583
Morgan Stanley .......................... 3,084,068 251,875,834
MSCI, Inc. , Class A ....................... 98,437 50,506,056
Nasdaq, Inc. ............................ 874,352 42,484,764
Northern Trust Corp. ....................... 524,691 36,455,531
Raymond James Financial, Inc. ............... 485,023 48,710,860
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,712,159 16,796,280
S&P Global, Inc. ......................... 754,613 275,743,136
SEI Investments Co. ....................... 262,615 15,817,301
State Street Corp. ........................ 815,624 54,614,183
Stifel Financial Corp. ...................... 261,684 16,077,865
T Rowe Price Group, Inc. ................... 565,460 59,299,790
TPG, Inc. , Class A ........................ 116,060 3,495,727
Tradeweb Markets, Inc. , Class A ............... 193,394 15,510,199
Virtu Financial, Inc. , Class A .................. 226,703 3,915,161
XP, Inc. , Class A ......................... 784,481 18,082,287
2,380,053,185
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 568,839 161,208,973
Albemarle Corp. ......................... 300,129 51,033,935
Ashland, Inc. ............................ 122,251 9,985,462
Axalta Coating Systems Ltd.
(a)
................ 509,592 13,708,025
Celanese Corp. .......................... 253,293 31,793,337
CF Industries Holdings, Inc. .................. 501,114 42,965,514
Chemours Co. (The) ....................... 383,867 10,767,469
Corteva, Inc. ............................ 1,829,094 93,576,449
Dow, Inc. .............................. 1,814,693 93,565,571
DuPont de Nemours, Inc. ................... 1,177,201 87,807,423
Eastman Chemical Co. ..................... 304,547 23,364,846
Ecolab, Inc. ............................ 141,770 24,015,838
Element Solutions, Inc. ..................... 567,809 11,134,734
FMC Corp. ............................. 272,675 18,261,045
Security Shares Value
a
Chemicals (continued)
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 3,555,710 $ 6,435,835
Huntsman Corp. ......................... 433,338 10,573,447
International Flavors & Fragrances, Inc. .......... 654,564 44,621,628
Linde PLC ............................. 1,140,130 424,527,405
LyondellBasell Industries NV , Class A ........... 663,247 62,809,491
Mosaic Co. (The) ......................... 850,783 30,287,875
NewMarket Corp. ......................... 15,923 7,245,602
Olin Corp. .............................. 333,021 16,644,390
PPG Industries, Inc. ....................... 450,739 58,505,922
RPM International, Inc. ..................... 264,542 25,081,227
Sherwin-Williams Co. (The) .................. 101,875 25,983,219
Westlake Corp.
(b)
......................... 82,290 10,259,094
1,396,163,756
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 24,679 11,870,846
Clean Harbors, Inc.
(a) (b)
..................... 129,673 21,702,073
Driven Brands Holdings, Inc.
(a)
................ 165,850 2,088,052
MSA Safety, Inc. ......................... 79,129 12,474,687
RB Global, Inc.
(b)
......................... 108,804 6,800,250
Republic Services, Inc. ..................... 529,563 75,468,023
Stericycle, Inc.
(a)
......................... 234,435 10,481,589
Tetra Tech, Inc. .......................... 111,767 16,991,937
Waste Management, Inc. .................... 105,896 16,142,786
174,020,243
a
Communications Equipment  —  1 .4%
Ciena Corp.
(a)
........................... 382,770 18,089,710
Cisco Systems, Inc. ....................... 10,518,443 565,471,496
F5, Inc.
(a) (b)
............................. 155,028 24,981,212
Juniper Networks, Inc. ..................... 817,799 22,726,634
Lumentum Holdings, Inc.
(a) (b)
................. 174,023 7,862,359
Motorola Solutions, Inc. .................... 33,756 9,189,733
Ubiquiti, Inc. ............................ 1,680 244,104
Viasat, Inc.
(a) (b)
........................... 301,241 5,560,909
654,126,157
a
Construction & Engineering  —  0 .3%
AECOM ............................... 335,487 27,858,841
EMCOR Group, Inc. ....................... 79,083 16,638,272
MasTec, Inc.
(a)
........................... 160,200 11,529,594
MDU Resources Group, Inc. ................. 515,125 10,086,148
Quanta Services, Inc. ...................... 271,587 50,805,780
Valmont Industries, Inc. ..................... 50,044 12,021,069
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 379,092 15,766,436
144,706,140
a
Construction Materials  —  0 .3%
Eagle Materials, Inc. ....................... 31,089 5,176,940
Martin Marietta Materials, Inc. ................ 158,259 64,962,155
Vulcan Materials Co. ...................... 264,913 53,517,724
123,656,819
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 695,231 18,548,763
American Express Co. ..................... 1,019,861 152,153,062
Capital One Financial Corp. .................. 972,021 94,334,638
Credit Acceptance Corp.
(a) (b)
.................. 16,398 7,545,048
Discover Financial Services .................. 639,578 55,406,642
OneMain Holdings, Inc. ..................... 290,608 11,650,475
SLM Corp. ............................. 349,190 4,755,968
SoFi Technologies, Inc.
(a) (b)
.................. 2,361,001 18,864,398
Synchrony Financial ....................... 1,067,140 32,622,470
395,881,464
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 979,253 $ 22,278,006
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 221,927 15,838,930
Casey's General Stores, Inc. ................. 82,098 22,291,249
Dollar Tree, Inc.
(a) (b)
....................... 534,676 56,916,260
Grocery Outlet Holding Corp.
(a) (b)
............... 241,853 6,977,459
Kroger Co. (The) ......................... 1,673,000 74,866,750
Performance Food Group Co.
(a) (b)
.............. 210,091 12,365,956
U.S. Foods Holding Corp.
(a)
.................. 581,910 23,101,827
Walgreens Boots Alliance, Inc. ................ 1,836,507 40,843,916
Walmart, Inc. ............................ 3,661,541 585,590,252
861,070,605
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,789,928 34,715,741
AptarGroup, Inc. ......................... 168,358 21,051,484
Ardagh Group SA ........................ 42,326 230,888
Ardagh Metal Packaging SA ................. 26,241 82,134
Avery Dennison Corp. ...................... 139,159 25,420,175
Ball Corp. .............................. 789,701 39,311,316
Berry Global Group, Inc. .................... 305,541 18,916,043
Crown Holdings, Inc. ...................... 272,411 24,102,925
Graphic Packaging Holding Co. ............... 360,773 8,038,022
International Paper Co. ..................... 887,614 31,483,669
Packaging Corp. of America ................. 226,760 34,818,998
Sealed Air Corp. ......................... 163,728 5,380,102
Silgan Holdings, Inc. ....................... 212,772 9,172,601
Sonoco Products Co. ...................... 252,647 13,731,365
Westrock Co. ........................... 648,920 23,231,336
289,686,799
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 359,566 51,914,139
LKQ Corp. ............................. 682,228 33,777,108
85,691,247
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 538,440 3,230,640
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 130,304 10,614,564
Grand Canyon Education, Inc.
(a)
............... 55,469 6,483,217
H&R Block, Inc. .......................... 136,102 5,860,552
Mister Car Wash, Inc.
(a) (b)
.................... 190,721 1,050,873
Service Corp. International .................. 239,331 13,675,373
40,915,219
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 542,855 29,357,598
a
Diversified Telecommunication Services  —  1 .3%
AT&T, Inc. .............................. 18,365,319 275,847,091
Frontier Communications Parent, Inc.
(a) (b)
......... 623,702 9,760,936
Iridium Communications, Inc. ................. 20,368 926,540
Verizon Communications, Inc. ................ 10,795,362 349,877,683
636,412,250
a
Electric Utilities  —  3 .1%
Alliant Energy Corp. ....................... 644,039 31,203,690
American Electric Power Co., Inc. .............. 1,320,887 99,357,120
Avangrid, Inc. ........................... 180,947 5,459,171
Constellation Energy Corp. .................. 840,060 91,633,745
Duke Energy Corp. ....................... 1,977,194 174,507,142
Edison International ....................... 969,066 61,332,187
Entergy Corp. ........................... 542,628 50,193,090
Evergy, Inc. ............................. 570,763 28,937,684
Eversource Energy ....................... 893,683 51,967,666
Exelon Corp. ............................ 2,549,158 96,332,681
FirstEnergy Corp. ........................ 1,396,126 47,719,587
Security Shares Value
a
Electric Utilities (continued)
Hawaiian Electric Industries, Inc. .............. 279,221 $ 3,437,210
IDACORP, Inc. .......................... 128,676 12,050,507
NextEra Energy, Inc. ...................... 5,192,958 297,504,564
NRG Energy, Inc. ......................... 593,730 22,870,480
OGE Energy Corp. ........................ 514,932 17,162,684
PG&E Corp.
(a)
........................... 5,119,883 82,583,713
Pinnacle West Capital Corp. ................. 290,828 21,428,207
PPL Corp. ............................. 1,892,185 44,579,879
Southern Co. (The) ....................... 2,795,128 180,900,684
Xcel Energy, Inc. ......................... 1,412,747 80,837,383
1,501,999,074
a
Electrical Equipment  —  1 .3%
Acuity Brands, Inc. ........................ 79,987 13,622,586
AMETEK, Inc. ........................... 589,680 87,131,117
Eaton Corp. PLC ......................... 1,021,501 217,865,733
Emerson Electric Co. ...................... 1,463,800 141,359,166
Generac Holdings, Inc.
(a)
.................... 156,457 17,047,555
Hubbell, Inc. ............................ 74,882 23,468,767
nVent Electric PLC ........................ 423,213 22,426,057
Plug Power, Inc.
(a) (b)
....................... 1,337,458 10,164,681
Regal Rexnord Corp. ...................... 169,817 24,263,453
Sensata Technologies Holding PLC ............ 388,920 14,708,954
Sunrun, Inc.
(a) (b)
.......................... 537,644 6,752,809
Vertiv Holdings Co. , Class A ................. 815,441 30,334,405
609,145,283
a
Electronic Equipment, Instruments & Components  —  0 .8%
Amphenol Corp. , Class A ................... 743,055 62,409,189
Arrow Electronics, Inc.
(a)
.................... 147,478 18,470,145
Avnet, Inc. ............................. 235,436 11,345,661
CDW Corp. ............................. 20,009 4,037,016
Cognex Corp. ........................... 443,759 18,833,132
Coherent Corp.
(a) (b)
........................ 307,623 10,040,815
Corning, Inc. ............................ 1,949,968 59,415,525
Crane NXT Co. .......................... 122,620 6,813,993
IPG Photonics Corp. ....................... 76,413 7,758,976
Jabil, Inc.
(b)
............................. 121,614 15,431,601
Keysight Technologies, Inc.
(a)
................. 338,457 44,781,246
Littelfuse, Inc. ........................... 62,348 15,419,907
National Instruments Corp. .................. 72,769 4,338,488
TD SYNNEX Corp. ........................ 105,856 10,570,780
Teledyne Technologies, Inc.
(a)
................. 119,437 48,799,569
Trimble, Inc.
(a)
........................... 631,541 34,014,798
Vontier Corp. ............................ 262,571 8,118,695
Zebra Technologies Corp. , Class A
(a) (b)
........... 107,575 25,444,715
406,044,251
a
Energy Equipment & Services  —  0 .9%
Baker Hughes Co. , Class A .................. 2,597,364 91,738,897
Halliburton Co. .......................... 1,840,394 74,535,957
NOV, Inc. .............................. 1,001,926 20,940,253
Schlumberger Ltd. ........................ 3,654,388 213,050,820
TechnipFMC PLC ........................ 1,122,178 22,825,101
423,091,028
a
Entertainment  —  1 .8%
Activision Blizzard, Inc. ..................... 1,863,568 174,485,872
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 152,208 1,216,142
Electronic Arts, Inc. ....................... 702,387 84,567,395
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
60,553 3,423,666
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 497,046 30,965,966
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 49,933 1,593,861
Liberty Media Corp.-Liberty Live , Series C
(a) (b)
...... 119,198 3,826,256

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
30
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Entertainment (continued)
Live Nation Entertainment, Inc.
(a) (b)
............. 310,445 $ 25,779,353
Madison Square Garden Sports Corp. , Class A ..... 47,441 8,363,848
Playtika Holding Corp.
(a)
.................... 18,363 176,836
Roku, Inc. , Class A
(a) (b)
..................... 278,224 19,639,832
Take-Two Interactive Software, Inc.
(a)
............ 422,745 59,349,170
Walt Disney Co. (The)
(a)
.................... 4,691,033 380,208,225
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,648,846 61,346,468
854,942,890
a
Financial Services  —  4 .3%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 567,437 12,069,385
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,697,478 1,645,526,543
Block, Inc. , Class A
(a) (b)
..................... 872,969 38,637,608
Euronet Worldwide, Inc.
(a)
................... 62,079 4,927,831
Fidelity National Information Services, Inc. ........ 1,517,858 83,892,012
Fiserv, Inc.
(a) (b)
........................... 1,130,808 127,736,072
FleetCor Technologies, Inc.
(a)
................. 13,664 3,488,966
Global Payments, Inc. ..................... 670,735 77,396,112
Jack Henry & Associates, Inc. ................ 127,306 19,241,029
MGIC Investment Corp. .................... 733,924 12,249,191
PayPal Holdings, Inc.
(a)
..................... 270,707 15,825,531
Rocket Companies, Inc. , Class A
(a) (b)
............ 227,271 1,859,077
TFS Financial Corp. ....................... 128,270 1,516,151
UWM Holdings Corp. , Class A
(b)
............... 182,332 884,310
Voya Financial, Inc. ....................... 251,007 16,679,415
Western Union Co. (The) ................... 535,976 7,064,164
WEX, Inc.
(a)
............................. 59,103 11,116,683
2,080,110,080
a
Food Products  —  1 .8%
Archer-Daniels-Midland Co. .................. 1,369,046 103,253,449
Bunge Ltd. ............................. 382,644 41,421,213
Campbell Soup Co. ....................... 491,702 20,199,118
Conagra Brands, Inc. ...................... 1,217,787 33,391,720
Darling Ingredients, Inc.
(a) (b)
.................. 406,962 21,243,416
Flowers Foods, Inc. ....................... 478,597 10,615,282
Freshpet, Inc.
(a)
.......................... 84,408 5,560,799
General Mills, Inc. ........................ 1,506,418 96,395,688
Hershey Co. (The) ........................ 97,840 19,575,827
Hormel Foods Corp. ....................... 741,896 28,214,305
Ingredion, Inc. ........................... 169,898 16,717,963
J M Smucker Co. (The) ..................... 252,999 31,096,107
Kellanova .............................. 666,034 39,635,683
Kraft Heinz Co. (The) ...................... 2,059,751 69,290,024
Lamb Weston Holdings, Inc. ................. 20,789 1,922,151
McCormick & Co., Inc. , NVS ................. 644,188 48,726,380
Mondelez International, Inc. , Class A ............ 3,488,306 242,088,436
Pilgrim's Pride Corp.
(a) (b)
.................... 104,547 2,386,808
Post Holdings, Inc.
(a) (b)
...................... 138,463 11,871,818
Seaboard Corp.
(b)
......................... 687 2,578,311
Tyson Foods, Inc. , Class A .................. 711,845 35,941,054
882,125,552
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 369,036 39,091,984
National Fuel Gas Co. ..................... 229,918 11,935,043
UGI Corp. .............................. 539,548 12,409,604
63,436,631
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc.
(a)
................... 34,223 6,149,531
CSX Corp. ............................. 4,568,129 140,469,967
Hertz Global Holdings, Inc.
(a) (b)
................ 342,617 4,197,058
JB Hunt Transport Services, Inc.
(b)
............. 169,408 31,936,796
Knight-Swift Transportation Holdings, Inc. , Class A .. 401,636 20,142,045
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 18,573 $ 3,286,307
Norfolk Southern Corp. ..................... 582,712 114,753,474
Old Dominion Freight Line, Inc.
(b)
.............. 17,310 7,082,214
Ryder System, Inc. ........................ 115,118 12,311,870
Saia, Inc.
(a)
............................. 60,785 24,231,940
Schneider National, Inc. , Class B .............. 140,315 3,885,322
U-Haul Holding Co.
(a)
...................... 14,117 770,365
U-Haul Holding Co. , Series N , NVS
(b)
........... 159,301 8,345,779
Union Pacific Corp. ....................... 894,401 182,126,876
XPO, Inc.
(a)
............................. 293,671 21,925,477
581,615,021
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 4,160,859 402,979,194
Baxter International, Inc. .................... 1,295,961 48,909,568
Becton Dickinson & Co. .................... 726,929 187,932,954
Boston Scientific Corp.
(a)
.................... 3,682,897 194,456,962
Cooper Companies, Inc. (The) ................ 124,532 39,602,421
Dentsply Sirona, Inc. ...................... 543,733 18,573,919
Enovis Corp.
(a)
........................... 133,622 7,045,888
Envista Holdings Corp.
(a)
.................... 422,761 11,786,577
GE HealthCare Technologies, Inc. ............. 923,786 62,854,400
Globus Medical, Inc. , Class A
(a)
............... 215,996 10,724,201
Hologic, Inc.
(a)
........................... 622,815 43,223,361
ICU Medical, Inc.
(a) (b)
....................... 51,535 6,133,180
Integra LifeSciences Holdings Corp.
(a)
........... 181,955 6,948,862
Medtronic PLC .......................... 3,407,220 266,989,759
QuidelOrtho Corp.
(a) (b)
...................... 136,115 9,941,840
STERIS PLC ............................ 254,262 55,790,168
Stryker Corp. ........................... 679,786 185,765,120
Tandem Diabetes Care, Inc.
(a) (b)
............... 142,063 2,950,649
Teleflex, Inc. ............................ 120,408 23,649,335
Zimmer Biomet Holdings, Inc. ................ 538,375 60,416,443
1,646,674,801
a
Health Care Providers & Services  —  3 .1%
Acadia Healthcare Co., Inc.
(a)
................. 231,034 16,244,001
agilon health, Inc.
(a) (b)
...................... 75,991 1,349,600
Amedisys, Inc.
(a)
......................... 81,605 7,621,907
Cardinal Health, Inc. ....................... 318,915 27,688,200
Centene Corp.
(a) (b)
........................ 1,387,149 95,546,823
Chemed Corp.
(b)
......................... 10,604 5,510,899
Cigna Group (The) ........................ 693,487 198,385,826
CVS Health Corp. ........................ 3,284,669 229,335,590
Elevance Health, Inc. ...................... 527,227 229,565,180
Encompass Health Corp. ................... 237,396 15,943,515
HCA Healthcare, Inc. ...................... 415,875 102,296,933
Henry Schein, Inc.
(a) (b)
...................... 334,001 24,799,574
Humana, Inc. ........................... 181,347 88,228,943
Laboratory Corp. of America Holdings ........... 226,794 45,596,934
McKesson Corp. ......................... 215,246 93,599,723
Molina Healthcare, Inc.
(a)
.................... 67,774 22,222,417
Premier, Inc. , Class A ...................... 302,084 6,494,806
Quest Diagnostics, Inc. ..................... 286,727 34,940,552
R1 RCM, Inc.
(a) (b)
......................... 389,444 5,868,921
Tenet Healthcare Corp.
(a)
.................... 259,690 17,110,974
UnitedHealth Group, Inc. .................... 379,139 191,158,092
Universal Health Services, Inc. , Class B ......... 155,824 19,591,752
1,479,101,162
a
Health Care REITs  —  0 .5%
Healthcare Realty Trust, Inc. , Class A ........... 978,570 14,942,764
Healthpeak Properties, Inc. .................. 1,402,385 25,747,788
Medical Properties Trust, Inc. ................. 1,531,044 8,344,190
Omega Healthcare Investors, Inc. .............. 603,329 20,006,390

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Ventas, Inc. ............................ 1,024,178 $ 43,148,619
Welltower, Inc. ........................... 1,274,121 104,375,992
216,565,743
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 194,060 2,821,632
Doximity, Inc. , Class A
(a) (b)
................... 169,739 3,601,862
Teladoc Health, Inc.
(a) (b)
..................... 417,981 7,770,267
14,193,761
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,812,032 29,119,354
Park Hotels & Resorts, Inc. .................. 542,943 6,689,058
35,808,412
a
Hotels, Restaurants & Leisure  —  1 .4%
Aramark ............................... 601,488 20,871,634
Boyd Gaming Corp. ....................... 189,909 11,552,165
Caesars Entertainment, Inc.
(a) (b)
............... 313,871 14,547,921
Carnival Corp.
(a) (b)
......................... 2,543,335 34,894,556
Cava Group, Inc.
(a) (b)
....................... 9,437 289,055
Darden Restaurants, Inc. ................... 165,228 23,663,954
DoorDash, Inc. , Class A
(a)
................... 169,343 13,457,688
Expedia Group, Inc.
(a)
...................... 99,860 10,292,570
Hilton Worldwide Holdings, Inc. ............... 357,271 53,654,959
Hyatt Hotels Corp. , Class A
(b)
................. 117,480 12,462,278
Las Vegas Sands Corp. .................... 57,371 2,629,887
Marriott Vacations Worldwide Corp. ............. 92,977 9,356,276
McDonald's Corp. ........................ 1,098,176 289,303,485
MGM Resorts International
(b)
................. 749,008 27,533,534
Norwegian Cruise Line Holdings Ltd.
(a)
........... 827,602 13,638,881
Penn Entertainment, Inc.
(a) (b)
................. 390,484 8,961,608
Planet Fitness, Inc. , Class A
(a)
................ 113,579 5,585,815
Royal Caribbean Cruises Ltd.
(a)
............... 418,757 38,584,270
Travel + Leisure Co. ....................... 103,505 3,801,739
Vail Resorts, Inc. ......................... 87,998 19,525,876
Wyndham Hotels & Resorts, Inc. .............. 201,684 14,025,105
Wynn Resorts Ltd. ........................ 250,372 23,136,877
Yum! Brands, Inc. ........................ 87,126 10,885,522
662,655,655
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 797,817 85,741,393
Garmin Ltd. ............................. 394,459 41,497,087
Leggett & Platt, Inc. ....................... 337,596 8,578,315
Lennar Corp. , Class A ...................... 637,664 71,565,031
Lennar Corp. , Class B
(b)
.................... 34,467 3,523,561
Mohawk Industries, Inc.
(a)
................... 136,456 11,709,289
Newell Brands, Inc. ....................... 969,230 8,752,147
NVR, Inc.
(a)
............................. 6,900 41,146,770
PulteGroup, Inc. ......................... 558,945 41,389,877
Tempur Sealy International, Inc. ............... 343,068 14,868,567
Toll Brothers, Inc. ......................... 279,379 20,662,871
TopBuild Corp.
(a)
......................... 76,260 19,187,016
Whirlpool Corp. .......................... 137,680 18,407,816
387,029,740
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 64,798 5,937,441
Colgate-Palmolive Co. ..................... 2,104,983 149,685,341
Kimberly-Clark Corp. ...................... 50,686 6,125,403
Procter & Gamble Co. (The) ................. 4,903,895 715,282,125
Reynolds Consumer Products, Inc. ............. 139,130 3,565,902
Spectrum Brands Holdings, Inc. ............... 102,318 8,016,615
888,612,827
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 671,228 $ 10,202,666
Brookfield Renewable Corp. , Class A ........... 343,445 8,222,073
Clearway Energy, Inc. , Class A ................ 88,303 1,758,996
Clearway Energy, Inc. , Class C ............... 208,688 4,415,838
Vistra Corp. ............................ 669,919 22,227,912
46,827,485
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 1,410,279 132,030,320
General Electric Co. ....................... 2,781,049 307,444,967
Honeywell International, Inc. ................. 1,487,581 274,815,714
714,291,001
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc. .................. 694,375 21,115,944
EastGroup Properties, Inc. .................. 112,897 18,800,737
First Industrial Realty Trust, Inc. ............... 339,945 16,177,983
Prologis, Inc. ............................ 2,366,521 265,547,321
Rexford Industrial Realty, Inc. ................ 526,725 25,993,879
STAG Industrial, Inc. ...................... 462,971 15,977,129
363,612,993
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 1,543,250 118,444,438
Allstate Corp. (The) ....................... 672,484 74,921,442
American Financial Group, Inc. ............... 187,005 20,882,848
American International Group, Inc. ............. 1,855,821 112,462,753
Aon PLC , Class A ........................ 518,562 168,128,172
Arch Capital Group Ltd.
(a)
................... 787,627 62,781,748
Arthur J Gallagher & Co. .................... 512,519 116,818,456
Assurant, Inc. ........................... 135,877 19,509,220
Assured Guaranty Ltd. ..................... 144,725 8,758,757
Axis Capital Holdings Ltd. ................... 198,213 11,173,267
Brighthouse Financial, Inc.
(a)
................. 152,175 7,447,445
Brown & Brown, Inc. ....................... 370,714 25,890,666
Chubb Ltd. ............................. 1,057,292 220,107,049
Cincinnati Financial Corp. ................... 393,417 40,242,625
CNA Financial Corp. ....................... 66,658 2,622,992
Everest Group Ltd. ........................ 94,990 35,304,933
Fidelity National Financial, Inc. ................ 666,644 27,532,397
First American Financial Corp. ................ 255,378 14,426,303
Globe Life, Inc. .......................... 225,125 24,477,841
Hanover Insurance Group, Inc. (The) ........... 90,476 10,041,026
Hartford Financial Services Group, Inc. (The) ...... 780,706 55,359,862
Kemper Corp. ........................... 152,851 6,424,328
Lincoln National Corp. ..................... 396,467 9,788,770
Loews Corp. ............................ 473,642 29,986,275
Markel Group, Inc.
(a) (b)
...................... 33,683 49,597,881
Marsh & McLennan Companies, Inc. ............ 252,657 48,080,627
MetLife, Inc. ............................ 1,658,563 104,340,198
Old Republic International Corp. ............... 688,249 18,541,428
Primerica, Inc. ........................... 32,421 6,289,998
Principal Financial Group, Inc. ................ 619,711 44,662,572
Progressive Corp. (The) .................... 376,280 52,415,804
Prudential Financial, Inc. .................... 941,102 89,301,169
Reinsurance Group of America, Inc. ............ 170,379 24,737,327
RenaissanceRe Holdings Ltd. ................ 95,155 18,833,078
RLI Corp. .............................. 79,873 10,853,942
Travelers Companies, Inc. (The) ............... 591,150 96,540,706
Unum Group ............................ 504,792 24,830,718
W R Berkley Corp. ........................ 518,884 32,943,945
White Mountains Insurance Group Ltd.
(b)
......... 6,311 9,439,300
Willis Towers Watson PLC ................... 236,124 49,340,471
1,904,282,777
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
32
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Interactive Media & Services  —  0 .0%
IAC, Inc.
(a) (b)
............................ 189,834 $ 9,565,735
Match Group, Inc.
(a) (b)
...................... 70,346 2,755,805
TripAdvisor, Inc.
(a) (b)
....................... 282,906 4,690,581
ZoomInfo Technologies, Inc.
(a) (b)
............... 383,872 6,295,501
23,307,622
a
IT Services  —  1 .3%
Akamai Technologies, Inc.
(a)
.................. 394,406 42,020,015
Amdocs Ltd. ............................ 304,864 25,757,959
Cognizant Technology Solutions Corp. , Class A ..... 1,302,480 88,229,995
DXC Technology Co.
(a) (b)
.................... 541,889 11,287,548
GoDaddy, Inc. , Class A
(a) (b)
................... 154,779 11,527,940
International Business Machines Corp. .......... 2,330,841 327,016,992
Kyndryl Holdings, Inc.
(a) (b)
................... 585,336 8,838,574
Okta, Inc. , Class A
(a)
....................... 360,276 29,366,097
Twilio, Inc. , Class A
(a) (b)
..................... 363,473 21,274,075
VeriSign, Inc.
(a)
.......................... 219,718 44,499,487
609,818,682
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 166,829 13,179,491
Hasbro, Inc. ............................ 336,224 22,237,855
Mattel, Inc.
(a) (b)
........................... 906,781 19,976,386
Polaris, Inc.
(b)
........................... 126,695 13,194,017
68,587,749
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 142,382 15,921,155
Avantor, Inc.
(a) (b)
.......................... 1,729,128 36,450,018
Azenta, Inc.
(a)
........................... 164,568 8,259,668
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 54,024 19,364,903
Bio-Techne Corp. ......................... 22,533 1,533,821
Charles River Laboratories International, Inc.
(a)
..... 130,057 25,488,571
Danaher Corp. .......................... 1,688,347 418,878,891
Fortrea Holdings, Inc.
(a)
..................... 226,801 6,484,241
ICON PLC
(a)
............................ 177,618 43,738,432
Illumina, Inc.
(a)
........................... 284,564 39,064,946
IQVIA Holdings, Inc.
(a)
...................... 34,380 6,764,265
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 117,770 1,177,700
QIAGEN NV
(a)
........................... 583,938 23,649,489
Repligen Corp.
(a) (b)
........................ 80,097 12,736,224
Revvity, Inc. ............................ 323,383 35,798,498
Sotera Health Co.
(a) (b)
...................... 74,686 1,118,796
Thermo Fisher Scientific, Inc. ................. 380,022 192,355,736
888,785,354
a
Machinery  —  2 .5%
AGCO Corp. ............................ 161,025 19,046,037
Allison Transmission Holdings, Inc. ............. 208,932 12,339,524
Caterpillar, Inc. .......................... 331,191 90,415,143
CNH Industrial N.V. ....................... 2,503,391 30,291,031
Crane Co. .............................. 122,226 10,858,558
Cummins, Inc. ........................... 363,543 83,055,034
Deere & Co. ............................ 44,991 16,978,704
Donaldson Co., Inc. ....................... 180,220 10,748,321
Dover Corp. ............................ 357,575 49,885,288
Esab Corp. ............................. 143,696 10,090,333
Flowserve Corp. ......................... 338,219 13,450,970
Fortive Corp.
(b)
........................... 906,616 67,234,642
Gates Industrial Corp. PLC
(a)
................. 270,988 3,146,171
Graco, Inc. ............................. 254,020 18,512,978
IDEX Corp. ............................. 178,095 37,047,322
Illinois Tool Works, Inc. ..................... 143,817 33,122,493
Ingersoll Rand, Inc.
(b)
...................... 1,037,606 66,116,254
ITT, Inc. ............................... 212,742 20,829,569
Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 9,319 $ 1,694,101
Middleby Corp. (The)
(a) (b)
.................... 136,872 17,519,616
Nordson Corp. ........................... 146,571 32,710,250
Oshkosh Corp. .......................... 168,298 16,060,678
Otis Worldwide Corp. ...................... 997,380 80,099,588
PACCAR, Inc. ........................... 1,314,609 111,768,057
Parker-Hannifin Corp. ...................... 327,667 127,632,850
Pentair PLC ............................ 421,040 27,262,340
RBC Bearings, Inc.
(a) (b)
..................... 72,903 17,068,779
Snap-on, Inc. ........................... 133,333 34,007,915
Stanley Black & Decker, Inc. ................. 392,279 32,786,679
Timken Co. (The) ......................... 161,389 11,860,478
Westinghouse Air Brake Technologies Corp. ....... 457,065 48,572,297
Xylem, Inc. ............................. 535,588 48,754,576
1,200,966,576
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 154,174 12,765,607
a
Media  —  1 .4%
Cable One, Inc. .......................... 13,363 8,226,797
Comcast Corp. , Class A .................... 10,496,214 465,402,129
DISH Network Corp. , Class A
(a) (b)
.............. 634,212 3,716,482
Fox Corp. , Class A , NVS .................... 683,562 21,327,134
Fox Corp. , Class B ........................ 342,061 9,878,722
Interpublic Group of Companies, Inc. (The) ....... 986,751 28,280,284
Liberty Broadband Corp. , Class A
(a) (b)
............ 33,358 3,032,576
Liberty Broadband Corp. , Class C , NVS
(a)
........ 238,065 21,740,096
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 189,191 4,814,911
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 391,618 9,970,594
New York Times Co. (The) , Class A ............. 416,377 17,154,733
News Corp. , Class A , NVS .................. 979,400 19,646,764
News Corp. , Class B ...................... 296,659 6,191,273
Nexstar Media Group, Inc. ................... 57,290 8,213,667
Omnicom Group, Inc. ...................... 505,750 37,668,260
Paramount Global , Class A
(b)
................. 25,884 408,709
Paramount Global , Class B , NVS .............. 1,483,339 19,135,073
Sirius XM Holdings, Inc.
(b)
................... 1,641,566 7,419,878
692,228,082
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 458,649 13,328,340
Cleveland-Cliffs, Inc.
(a)
..................... 1,307,266 20,432,568
Freeport-McMoRan, Inc. .................... 3,663,710 136,619,746
MP Materials Corp. , Class A
(a) (b)
............... 264,962 5,060,774
Newmont Corp. .......................... 2,040,396 75,392,632
Nucor Corp. ............................ 645,467 100,918,765
Reliance Steel & Aluminum Co. ............... 149,652 39,243,244
Royal Gold, Inc. .......................... 168,743 17,942,443
SSR Mining, Inc. ......................... 525,529 6,984,280
Steel Dynamics, Inc. ....................... 411,227 44,091,759
United States Steel Corp. ................... 567,470 18,431,426
478,445,977
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 1,531,236 14,454,868
Annaly Capital Management, Inc. .............. 1,265,170 23,797,848
Rithm Capital Corp. ....................... 1,247,673 11,590,882
Starwood Property Trust, Inc. ................. 761,017 14,725,679
64,569,277
a
Multi-Utilities  —  1 .3%
Ameren Corp. ........................... 671,353 50,237,345
CenterPoint Energy, Inc. .................... 1,617,879 43,440,051
CMS Energy Corp. ........................ 744,648 39,548,255

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Multi-Utilities (continued)
Consolidated Edison, Inc. ................... 889,665 $ 76,093,048
Dominion Energy, Inc. ...................... 2,143,661 95,757,337
DTE Energy Co. ......................... 528,182 52,437,909
NiSource, Inc. ........................... 1,059,577 26,150,360
Public Service Enterprise Group, Inc. ........... 1,275,058 72,563,551
Sempra ............................... 1,615,759 109,920,085
WEC Energy Group, Inc. .................... 809,037 65,167,930
631,315,871
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 439,681 44,012,068
Boston Properties, Inc. ..................... 403,474 23,998,633
Cousins Properties, Inc. .................... 385,518 7,853,002
Highwoods Properties, Inc. .................. 265,062 5,462,928
Kilroy Realty Corp. ........................ 302,574 9,564,364
Vornado Realty Trust ...................... 458,604 10,401,139
101,292,134
a
Oil, Gas & Consumable Fuels  —  8 .2%
Antero Midstream Corp. .................... 575,282 6,891,878
Antero Resources Corp.
(a)
................... 729,516 18,515,116
APA Corp. ............................. 90,182 3,706,480
Chesapeake Energy Corp. .................. 325,120 28,035,098
Chevron Corp. ........................... 4,538,886 765,346,957
ConocoPhillips .......................... 3,110,352 372,620,170
Coterra Energy, Inc. ....................... 1,913,605 51,763,015
Devon Energy Corp. ....................... 1,643,304 78,385,601
Diamondback Energy, Inc. ................... 464,442 71,932,777
DT Midstream, Inc. ........................ 247,269 13,085,475
EOG Resources, Inc. ...................... 1,507,418 191,080,306
EQT Corp. ............................. 923,219 37,464,227
Exxon Mobil Corp. ........................ 10,275,770 1,208,225,037
Hess Corp. ............................. 314,945 48,186,585
HF Sinclair Corp. ......................... 360,590 20,528,389
Kinder Morgan, Inc. , Class P ................. 5,028,950 83,379,991
Marathon Oil Corp. ........................ 1,593,001 42,612,777
Marathon Petroleum Corp. .................. 1,087,530 164,586,790
Occidental Petroleum Corp. .................. 1,788,880 116,062,534
ONEOK, Inc. ............................ 1,082,821 68,683,336
Ovintiv, Inc. ............................. 368,635 17,535,967
Phillips 66 .............................. 1,181,642 141,974,286
Pioneer Natural Resources Co. ............... 596,902 137,018,854
Range Resources Corp. .................... 603,494 19,559,241
Southwestern Energy Co.
(a) (b)
................. 2,829,065 18,247,469
Valero Energy Corp. ....................... 902,916 127,952,226
Williams Companies, Inc. (The) ............... 3,122,746 105,205,313
3,958,585,895
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 163,694 9,047,367
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 323,139 11,981,994
American Airlines Group, Inc.
(a) (b)
.............. 1,053,218 13,491,723
Delta Air Lines, Inc. ....................... 1,561,263 57,766,731
Southwest Airlines Co. ..................... 1,523,779 41,248,698
United Airlines Holdings, Inc.
(a)
................ 835,475 35,340,592
159,829,738
a
Personal Care Products  —  0 .3%
Coty, Inc. , Class A
(a) (b)
...................... 918,715 10,078,304
Estee Lauder Companies, Inc. (The) , Class A ...... 403,859 58,377,818
Kenvue, Inc. ............................ 2,940,648 59,048,212
Olaplex Holdings, Inc.
(a)
.................... 332,016 647,431
128,151,765
a
Security Shares Value
a
Pharmaceuticals  —  5 .1%
Bristol-Myers Squibb Co. .................... 5,392,559 $ 312,984,124
Catalent, Inc.
(a) (b)
......................... 462,762 21,069,554
Elanco Animal Health, Inc.
(a) (b)
................ 1,251,993 14,072,401
Jazz Pharmaceuticals PLC
(a)
................. 74,901 9,695,185
Johnson & Johnson ....................... 6,182,337 962,898,988
Merck & Co., Inc. ......................... 5,316,993 547,384,429
Organon & Co. .......................... 659,500 11,448,920
Perrigo Co. PLC ......................... 348,870 11,146,397
Pfizer, Inc. ............................. 14,494,559 480,784,522
Royalty Pharma PLC , Class A ................ 951,701 25,829,165
Viatris, Inc. ............................. 3,066,188 30,232,614
2,427,546,299
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 150,632 36,239,047
Broadridge Financial Solutions, Inc. ............ 48,934 8,761,633
CACI International, Inc. , Class A
(a)
............. 58,118 18,244,984
Ceridian HCM Holding, Inc.
(a) (b)
................ 346,416 23,504,326
Clarivate PLC
(a) (b)
......................... 1,199,159 8,046,357
Concentrix Corp. ......................... 111,806 8,956,779
Dun & Bradstreet Holdings, Inc. ............... 706,903 7,061,961
Equifax, Inc.
(b)
........................... 96,586 17,692,623
FTI Consulting, Inc.
(a) (b)
..................... 69,018 12,313,501
Genpact Ltd. ............................ 342,935 12,414,247
Jacobs Solutions, Inc. ...................... 322,312 43,995,588
KBR, Inc. .............................. 222,268 13,100,476
Leidos Holdings, Inc. ...................... 349,863 32,243,374
ManpowerGroup, Inc. ...................... 128,307 9,407,469
Paycor HCM, Inc.
(a) (b)
...................... 76,306 1,742,066
Robert Half, Inc.
(b)
........................ 270,735 19,839,461
Science Applications International Corp. ......... 138,637 14,631,749
SS&C Technologies Holdings, Inc. ............. 556,960 29,262,678
TransUnion
(b)
............................ 494,526 35,502,021
352,960,340
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 794,200 58,659,612
CoStar Group, Inc.
(a)
....................... 590,772 45,424,459
Howard Hughes Holdings, Inc.
(a) (b)
.............. 85,560 6,342,563
Jones Lang LaSalle, Inc.
(a) (b)
.................. 122,127 17,241,890
Zillow Group, Inc. , Class A
(a) (b)
................ 140,881 6,310,060
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 397,167 18,333,228
152,311,812
a
Residential REITs  —  0 .8%
American Homes 4 Rent , Class A .............. 853,377 28,750,271
Apartment Income REIT Corp. ................ 384,056 11,790,519
AvalonBay Communities, Inc. ................ 363,337 62,399,496
Camden Property Trust ..................... 265,917 25,150,430
Equity LifeStyle Properties, Inc. ............... 307,845 19,612,805
Equity Residential ........................ 956,252 56,141,555
Essex Property Trust, Inc. ................... 163,486 34,673,746
Invitation Homes, Inc. ...................... 1,566,777 49,651,163
Mid-America Apartment Communities, Inc. ........ 297,143 38,227,447
Sun Communities, Inc. ..................... 246,318 29,149,272
UDR, Inc. .............................. 793,832 28,315,988
383,862,692
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 236,910 13,086,908
Brixmor Property Group, Inc. ................. 771,603 16,033,910
Federal Realty Investment Trust ............... 208,155 18,865,088
Kimco Realty Corp. ....................... 1,550,836 27,279,205
NNN REIT, Inc. .......................... 466,979 16,503,038
Realty Income Corp. ....................... 1,727,396 86,266,156

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
34
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Retail REITs (continued)
Regency Centers Corp. .................... 462,939 $ 27,517,094
Simon Property Group, Inc. .................. 650,600 70,284,318
Spirit Realty Capital, Inc. .................... 364,001 12,204,954
288,040,671
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,772,195 182,217,090
Analog Devices, Inc. ....................... 1,296,767 227,050,934
Applied Materials, Inc. ..................... 335,636 46,468,804
Cirrus Logic, Inc.
(a) (b)
....................... 140,562 10,395,966
Entegris, Inc. ............................ 362,475 34,040,027
First Solar, Inc.
(a)
......................... 272,792 44,080,459
GlobalFoundries, Inc.
(a) (b)
.................... 199,937 11,634,334
Intel Corp. ............................. 10,709,197 380,711,953
Lam Research Corp. ...................... 18,424 11,547,611
Marvell Technology, Inc. .................... 2,191,276 118,613,770
Microchip Technology, Inc. ................... 395,784 30,890,941
Micron Technology, Inc. ..................... 2,803,399 190,715,234
MKS Instruments, Inc. ..................... 171,036 14,801,455
ON Semiconductor Corp.
(a) (b)
................. 1,105,491 102,755,389
Qorvo, Inc.
(a)
............................ 250,870 23,950,559
QUALCOMM, Inc. ........................ 365,844 40,630,635
Skyworks Solutions, Inc. .................... 406,968 40,122,975
Teradyne, Inc.
(b)
.......................... 66,420 6,672,553
Texas Instruments, Inc. ..................... 1,378,528 219,199,737
Universal Display Corp. .................... 65,220 10,238,888
Wolfspeed, Inc.
(a) (b)
........................ 319,337 12,166,740
1,758,906,054
a
Software  —  1 .6%
ANSYS, Inc.
(a) (b)
.......................... 38,712 11,518,756
AppLovin Corp. , Class A
(a) (b)
.................. 402,336 16,077,347
Aspen Technology, Inc.
(a)
.................... 71,154 14,533,916
Bentley Systems, Inc. , Class B
(b)
............... 35,686 1,790,010
BILL Holdings, Inc.
(a) (b)
...................... 262,855 28,538,167
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 512,544 6,842,462
Dolby Laboratories, Inc. , Class A .............. 152,951 12,122,896
Dropbox, Inc. , Class A
(a) (b)
................... 74,005 2,015,156
Gen Digital, Inc. .......................... 1,202,596 21,261,897
Guidewire Software, Inc.
(a)
................... 210,448 18,940,320
HashiCorp, Inc. , Class A
(a) (b)
.................. 82,516 1,883,840
Informatica, Inc. , Class A
(a) (b)
................. 99,732 2,101,353
nCino, Inc.
(a) (b)
........................... 160,640 5,108,352
NCR Corp.
(a)
............................ 325,090 8,767,677
Nutanix, Inc. , Class A
(a) (b)
.................... 443,897 15,483,127
Oracle Corp. ............................ 2,297,381 243,338,596
PTC, Inc.
(a)
............................. 140,730 19,938,626
Roper Technologies, Inc. .................... 271,064 131,270,874
Salesforce, Inc.
(a)
......................... 597,307 121,121,914
SentinelOne, Inc. , Class A
(a)
.................. 513,676 8,660,577
Tyler Technologies, Inc.
(a)
................... 25,911 10,005,274
UiPath, Inc. , Class A
(a) (b)
.................... 223,060 3,816,557
Unity Software, Inc.
(a) (b)
..................... 449,066 14,096,182
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 643,184 44,984,289
764,218,165
a
Specialized REITs  —  1 .4%
Crown Castle, Inc. ........................ 991,904 91,284,925
CubeSmart ............................. 574,320 21,898,822
Digital Realty Trust, Inc. .................... 765,571 92,649,402
EPR Properties .......................... 188,948 7,848,900
Equinix, Inc. ............................ 119,234 86,594,885
Extra Space Storage, Inc. ................... 536,144 65,184,388
Gaming and Leisure Properties, Inc. ............ 641,702 29,229,526
Iron Mountain, Inc. ........................ 376,456 22,380,309
Security Shares Value
a
Specialized REITs (continued)
Lamar Advertising Co. , Class A
(b)
.............. 50,707 $ 4,232,513
National Storage Affiliates Trust ............... 203,381 6,455,313
Public Storage ........................... 168,336 44,359,903
Rayonier, Inc. ........................... 380,633 10,832,815
SBA Communications Corp. , Class A ............ 247,500 49,542,075
VICI Properties, Inc. ....................... 2,573,715 74,895,106
Weyerhaeuser Co. ........................ 1,877,580 57,566,603
664,955,485
a
Specialty Retail  —  0 .7%
Advance Auto Parts, Inc. .................... 151,517 8,474,346
AutoNation, Inc.
(a) (b)
....................... 75,376 11,411,926
AutoZone, Inc.
(a)
......................... 7,670 19,481,723
Bath & Body Works, Inc. .................... 589,111 19,911,952
Best Buy Co., Inc. ........................ 430,841 29,930,524
CarMax, Inc.
(a) (b)
.......................... 382,150 27,029,470
Dick's Sporting Goods, Inc. .................. 143,228 15,551,696
GameStop Corp. , Class A
(a) (b)
................. 691,024 11,374,255
Gap, Inc. (The) .......................... 495,205 5,264,029
Lithia Motors, Inc. ........................ 69,643 20,567,667
Lowe's Companies, Inc. .................... 401,626 83,473,948
Murphy USA, Inc.
(b)
....................... 2,736 934,973
O'Reilly Automotive, Inc.
(a)
................... 23,337 21,210,066
Penske Automotive Group, Inc.
(b)
.............. 51,174 8,549,129
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 226,073 924,639
RH
(a) (b)
................................ 37,201 9,834,456
Ross Stores, Inc. ......................... 57,377 6,480,732
Valvoline, Inc.
(b)
.......................... 312,963 10,089,927
Victoria's Secret & Co.
(a)
.................... 110,452 1,842,339
Wayfair, Inc. , Class A
(a) (b)
.................... 136,154 8,246,848
Williams-Sonoma, Inc. ..................... 142,267 22,108,292
342,692,937
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 3,315,684 57,593,431
HP, Inc. ............................... 1,763,331 45,317,607
NetApp, Inc. ............................ 325,241 24,679,287
Pure Storage, Inc. , Class A
(a)
................. 156,176 5,562,989
Western Digital Corp.
(a) (b)
.................... 818,874 37,365,221
170,518,535
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Capri Holdings Ltd.
(a)
...................... 294,438 15,490,383
Carter's, Inc. ............................ 93,702 6,479,493
Columbia Sportswear Co. ................... 91,117 6,751,770
Nike, Inc. , Class B ........................ 1,424,536 136,214,132
PVH Corp. ............................. 161,306 12,341,522
Ralph Lauren Corp. , Class A ................. 102,324 11,878,793
Skechers USA, Inc. , Class A
(a)
................ 317,030 15,518,619
Tapestry, Inc. ............................ 567,531 16,316,516
Under Armour, Inc. , Class A
(a)
................. 482,931 3,308,077
Under Armour, Inc. , Class C
(a) (b)
............... 521,073 3,324,446
VF Corp. .............................. 901,347 15,926,802
243,550,553
a
Tobacco  —  1 .2%
Altria Group, Inc. ......................... 4,581,726 192,661,578
Philip Morris International, Inc. ................ 3,980,956 368,556,907
561,218,485
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 263,304 10,376,811
Core & Main, Inc. , Class A
(a) (b)
................ 277,999 8,020,271
Fastenal Co. ............................ 368,855 20,154,237
Ferguson PLC ........................... 500,434 82,306,380
MSC Industrial Direct Co., Inc. , Class A .......... 119,005 11,680,341

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
............. 78,026 $ 12,753,350
United Rentals, Inc. ....................... 139,832 62,165,112
Watsco, Inc. ............................ 64,080 24,204,297
WESCO International, Inc. ................... 113,899 16,380,954
248,041,753
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 499,555 61,859,896
Essential Utilities, Inc. ...................... 623,300 21,397,889
83,257,785
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (b) (d)
................ 250,091 3
T-Mobile U.S., Inc. ........................ 1,365,989 191,306,759
191,306,762
a
Total Long-Term Investments — 99.7%
(Cost: $ 46,591,494,060 ) .............................. 47,891,903,620
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (e) (f)
...................... 671,763,019 $ 672,031,724
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (e)
............................ 387,072,305 387,072,305
a
Total Short-Term Securities — 2.2%
(Cost: $ 1,058,596,406 ) ............................... 1,059,104,029
Total Investments — 101.9%
(Cost: $ 47,650,090,466 ) .............................. 48,951,007,649
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (913,251,719)
Net Assets — 100.0% ................................. $ 48,037,755,930
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 697,020,816 $ — $ (25,071,042)
(a)
$ 18,421 $ 63,529 $ 672,031,724 671,763,019 $ 6,095,899
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 75,727,321 311,344,984
(a)
— — — 387,072,305 387,072,305 2,131,165 —
BlackRock, Inc. .. 272,483,730 39,675,556 (56,965,548) 800,065 (9,486,520) 246,507,283 381,301 3,925,005 —
$ 818,486 $ (9,422,991)
$ 1,305,611,312
$ 12,152,069 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 1000 Value ETF
36
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DJIA Mini e-CBOT Index ................................................................ 475 12/15/23 $ 80,097 $ (2,109,379)
E-Mini S&P MidCap 400 Index ............................................................ 229 12/15/23 57,717 (1,347,291)
$ (3,456,670)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,456,670 $ — $ — $ — $ 3,456,670
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 8,903,274 $ — $ — $ — $ 8,903,274
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (8,456,238) $ — $ — $ — $ (8,456,238)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 136,915,308
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
37
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 47,891,672,729  $ 230,888  $ 3  $ 47,891,903,620
Short-Term Securities
Money Market Funds ...................................... 1,059,104,029  —  —  1,059,104,029
$ 48,950,776,758  $ 230,888  $ 3  $ 48,951,007,649
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,456,670) $ —  $ —  $ (3,456,670)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

38
2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
September 30, 2023
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 28,988,303,835  $ 68,987,095,232  $ 47,645,396,337
Investments, at value — affiliated
(c)
........................................................ 587,081,569  1,318,716,515  1,305,611,312
Cash ............................................................................ 3,810,786  323,698  12,367,029
Cash pledged:
Futures contracts .................................................................. 3,242,000  5,400,840  7,885,740
Receivables:
Securities lending income — affiliated .................................................... 121,423  250,655  571,873
Capital shares sold ................................................................. 212,708  56,749  176,880
Dividends — unaffiliated ............................................................. 19,573,141  14,007,097  57,537,313
Dividends — affiliated ............................................................... 254,459  497,500  446,788
Interest — unaffiliated ............................................................... 12,739  10,783  31,151
Total assets .......................................................................
29,602,612,660  70,326,359,069  49,030,024,423
LIABILITIES
Collateral on securities loaned ........................................................... 352,022,482  1,100,208,490  671,570,346
Payables:
Capital shares redeemed ............................................................. —  170,248  43,896
Income dividend distributions .......................................................... 124,752,060  133,753,333  312,320,161
Investment advisory fees ............................................................. 3,721,572  10,845,305  7,685,565
Variation margin on futures contracts ..................................................... 185,271  14,070  648,525
Total liabilities ......................................................................
480,681,385  1,244,991,446  992,268,493
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 29,121,931,275  $ 69,081,367,623  $ 48,037,755,930
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 26,186,725,597  $ 56,262,266,772  $ 48,355,278,983
Accumulated earnings (loss) ............................................................ 2,935,205,678  12,819,100,851  (317,523,053)
NET ASSETS ......................................................................
$ 29,121,931,275  $ 69,081,367,623  $ 48,037,755,930
NET ASSET VALUE
Shares outstanding .................................................................. 123,900,000  259,700,000  316,400,000
Net asset value ..................................................................... $ 235.04  $ 266.00  $ 151.83
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 345,145,679  $ 1,083,162,543  $ 657,900,790
(b)
Investments, at cost — unaffiliated ...................................................... $ 26,006,411,735  $ 53,357,918,836  $ 46,361,107,446
(c)
Investments, at cost — affiliated ........................................................ $ 585,642,221  $ 1,318,044,404  $ 1,288,983,020

39
Financial Statements
Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 230,554,424  $ 295,540,264  $ 576,064,145
Dividends — affiliated .............................................................. 2,330,999  2,611,900  6,056,170
Interest — unaffiliated .............................................................. 127,063  247,079  282,359
Securities lending income — affiliated — net ............................................... 2,179,402  2,071,614  6,095,899
Foreign taxes withheld ............................................................. (145,332) (15,442) (496,220)
Total investment income ..............................................................
235,046,556  300,455,415  588,002,353
EXPENSES
Investment advisory ............................................................... 22,406,969  63,785,857  47,114,136
Interest expense ................................................................. —  —  127
Total expenses .................................................................... 22,406,969  63,785,857  47,114,263
Net investment income ...............................................................
212,639,587  236,669,558  540,888,090
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (160,125,749) (584,643,112) (1,253,735,525)
Investments — affiliated ........................................................... (39,247) 134,892  (9,128,072)
Futures contracts ............................................................... 6,698,604  16,613,768  8,903,274
In-kind redemptions — unaffiliated
(a)
................................................... 1,313,293,149  2,392,328,531  2,652,869,786
In-kind redemptions — affiliated
(a)
.................................................... 2,391,218  —  9,946,558
1,162,217,975  1,824,434,079  1,408,856,021
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 109,992,212  3,765,921,669  (1,579,111,961)
Investments — affiliated ........................................................... (4,661,953) (13,287) (9,422,991)
Futures contracts ............................................................... (5,604,532) (12,214,145) (8,456,238)
99,725,727  3,753,694,237  (1,596,991,190)
Net realized and unrealized gain (loss) ....................................................
1,261,943,702  5,578,128,316  (188,135,169)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 1,474,583,289  $ 5,814,797,874  $ 352,752,921
(a)
See Note 2 of the Notes to Financial Statements.

40
2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 212,639,587  $ 417,990,276  $ 236,669,558  $ 513,869,544
Net realized gain ............................................. 1,162,217,975  2,375,028,807  1,824,434,079  4,325,544,137
Net change in unrealized appreciation (depreciation) ..................... 99,725,727  (5,296,023,611) 3,753,694,237  (12,457,358,506)
Net increase (decrease) in net assets resulting from operations ................
1,474,583,289  (2,503,004,528) 5,814,797,874  (7,617,944,825)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(204,517,242) (422,432,329) (235,235,718) (543,297,716)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(514,256,896) 871,090,503  (51,454,253) 979,744,660
NET ASSETS
Total increase (decrease) in net assets ................................ 755,809,151  (2,054,346,354) 5,528,107,903  (7,181,497,881)
Beginning of period .............................................
28,366,122,124  30,420,468,478  63,553,259,720  70,734,757,601
End of period .................................................
$ 29,121,931,275  $ 28,366,122,124  $ 69,081,367,623  $ 63,553,259,720
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

41
Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 540,888,090  $ 1,122,323,553
Net realized gain ................................................................................ 1,408,856,021  3,224,884,404
Net change in unrealized appreciation (depreciation) ........................................................ (1,596,991,190) (7,721,902,538)
Net increase (decrease) in net assets resulting from operations ...................................................
352,752,921  (3,374,694,581)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(515,589,892) (1,145,296,254)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(2,394,486,951) (2,850,447,198)
NET ASSETS
Total decrease in net assets .......................................................................... (2,557,323,922) (7,370,438,033)
Beginning of period ................................................................................
50,595,079,852  57,965,517,885
End of period ....................................................................................
$ 48,037,755,930  $ 50,595,079,852
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

42
2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .....
$ 225.22  $ 250.07  $ 223.72  $ 141.59  $ 157.27  $ 146.79
Net investment income
(a)
............. 1 .69  3 .31  2 .88  2 .74  2 .96  2 .74
Net realized and unrealized gain (loss)
(b)
...
9 .77  (24.81) 26.40  82.26  (15.46) 10.60
Net increase (decrease) from investment
operations .......................
11.46  (21.50) 29.28  85.00  (12.50) 13.34
Distributions from net investment income
(c)
... ( 1 .64 ) ( 3 .35 ) ( 2 .93 ) ( 2 .87 ) ( 3 .18 ) ( 2 .86 )
Net asset value, end of period ..........
$ 235.04  $ 225.22  $ 250.07  $ 223.72  $ 141.59  $ 157.27
Total Return
(d)
– – – – – –
Based on net asset value ..............
5 .10%
(e)
( 8 .51 ) % 13.09% 60.37% ( 8 .15 ) % 9 .18%
(f)
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .....................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ................
1 .42%
(h)
1 .51% 1 .17% 1 .44% 1 .78% 1 .80%
Supplemental Data
Net assets, end of period (000) ..........
$ 29,121,931  $ 28,366,122  $ 30,420,468  $ 27,147,851  $ 17,924,896  $ 19,312,905
Portfolio turnover rate
(i)
................
2% 5% 6% 5% 5% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

43
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .......
$ 244.48  $ 277.39  $ 243.05  $ 150.69  $ 151.33  $ 136.02
Net investment income
(a)
............... 0 .92  1 .96  1 .53  1 .54  1 .72  1 .69
Net realized and unrealized gain (loss)
(b)
.....
21.50  (32.81) 34.37  92.34  ( 0 .62 ) 15.31
Net increase (decrease) from investment
operations .........................
22.42  (30.85) 35.90  93.88  1 .10  17.00
Distributions from net investment income
(c)
..... ( 0 .90 ) ( 2 .06 ) ( 1 .56 ) ( 1 .52 ) ( 1 .74 ) ( 1 .69 )
Net asset value, end of period ............
$ 266.00  $ 244.48  $ 277.39  $ 243.05  $ 150.69  $ 151.33
Total Return
(d)
– – – – – –
Based on net asset value ................
9 .18%
(e)
(11.06) % 14.77% 62.44% 0 .68% 12.57%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .19%
(g)
0 .19% 0 .18% 0 .19% 0 .19% 0 .19%
Net investment income ..................
0 .69%
(g)
0 .85% 0 .55% 0 .72% 1 .05% 1 .17%
Supplemental Data
Net assets, end of period (000) ............
$ 69,081,368  $ 63,553,260  $ 70,734,758  $ 63,155,924  $ 42,834,345  $ 42,729,330
Portfolio turnover rate
(h)
..................
12% 14% 13% 14% 18% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

44
2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .....
$ 152.35  $ 165.88  $ 151.43  $ 99.22  $ 123.48  $ 119.95
Net investment income
(a)
............. 1 .67  3 .24  2 .83  2 .69  3 .14  2 .86
Net realized and unrealized gain (loss)
(b)
...
( 0 .58 ) (13.46) 14.44  52.15  (23.93) 3 .67
Net increase (decrease) from investment
operations .......................
1 .09  (10.22) 17.27  54.84  (20.79) 6 .53
Distributions from net investment income
(c)
... ( 1 .61 ) ( 3 .31 ) ( 2 .82 ) ( 2 .63 ) ( 3 .47 ) ( 3 .00 )
Net asset value, end of period ..........
$ 151.83  $ 152.35  $ 165.88  $ 151.43  $ 99.22  $ 123.48
Total Return
(d)
– – – – – –
Based on net asset value ..............
0 .71%
(e)
( 6 .07 ) % 11.45% 55.84% (17.30) % 5 .53%
(f)
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .....................
0 .19%
(h)
0 .19% 0 .18% 0 .19% 0 .19% 0 .19%
Net investment income ................
2 .14%
(h)
2 .12% 1 .75% 2 .15% 2 .46% 2 .36%
Supplemental Data
Net assets, end of period (000) ..........
$ 48,037,756  $ 50,595,080  $ 57,965,518  $ 51,108,565  $ 31,175,791  $ 37,877,550
Portfolio turnover rate
(i)
................
12% 15% 17% 18% 16% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
45
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth .................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
46
2023
iShares Semi-Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) ( continued)
47
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 25,231,796 $ (25,231,796) $ — $ —
Barclays Capital, Inc. ............................................. 3,166,239 (3,166,239) — —
BNP Paribas SA ................................................. 36,955,731 (36,955,731) — —
BofA Securities, Inc. .............................................. 18,691,474 (18,691,474) — —
Citadel Clearing LLC .............................................. 698,261 (698,261) — —
Citigroup Global Markets, Inc. ........................................ 32,338,141 (32,338,141) — —
Goldman Sachs & Co. LLC ......................................... 30,804,731 (30,804,731) — —
HSBC Bank PLC ................................................ 15,809,090 (15,809,090) — —
ING Financial Markets LLC ......................................... 4,472 (4,472) — —
J.P. Morgan Securities LLC ......................................... 33,364,605 (33,364,605) — —
Jefferies LLC ................................................... 3,910,715 (3,910,715) — —
Morgan Stanley ................................................. 46,543,955 (46,543,955) — —
National Financial Services LLC ...................................... 736,918 (736,918) — —
Natixis SA ..................................................... 6,126,085 (6,126,085) — —
Nomura Securities International, Inc. ................................... 4,309 (4,309) — —
RBC Capital Markets LLC .......................................... 12,903,230 (12,898,008) — 5,222
Scotia Capital (USA), Inc. .......................................... 6,983,768 (6,983,768) — —
Scotia Capital, Inc. ............................................... 14,256,463 (14,256,463) — —
SG Americas Securities LLC ........................................ 9,132 (9,132) — —
State Street Bank & Trust Co. ........................................ 154,059 (154,059) — —
Toronto-Dominion Bank ............................................ 34,117,885 (34,117,885) — —
UBS AG ...................................................... 15,337,145 (15,263,965) — 73,180
UBS Securities LLC .............................................. 256,221 (256,221) — —
Virtu Americas LLC ............................................... 2,707,564 (2,707,564) — —
Wells Fargo Bank NA ............................................. 3,612,105 (3,612,105) — —
Wells Fargo Securities LLC ......................................... 421,585 (421,585) — —
$ 345,145,679 $ (345,067,277)
$ —
$ 78,402
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 62,519,202 (62,519,202) — —
Barclays Capital, Inc. ............................................. 14,998,926 (14,998,926) — —
BNP Paribas SA ................................................. 62,186,330 (62,186,330) — —
BofA Securities, Inc. .............................................. 98,311,676 (98,311,676) — —
Citadel Clearing LLC .............................................. 13,422,829 (13,422,829) — —
Citigroup Global Markets, Inc. ........................................ 152,616,613 (152,616,613) — —
Goldman Sachs & Co. LLC ......................................... 43,323,066 (43,323,066) — —
HSBC Bank PLC ................................................ 87,245,543 (86,936,340) — 309,203
J.P. Morgan Securities LLC ......................................... 65,926,204 (65,926,204) — —
Jefferies LLC ................................................... 3,838,527 (3,838,527) — —
Morgan Stanley ................................................. 66,775,100 (66,775,100) — —
National Financial Services LLC ...................................... 21,179,111 (21,179,111) — —
Natixis SA ..................................................... 30,529,316 (30,529,316) — —
Nomura Securities International, Inc. ................................... 249,186 (249,186) — —
RBC Capital Markets LLC .......................................... 88,191,987 (88,191,987) — —
Scotia Capital (USA), Inc. .......................................... 23,735,377 (23,735,377) — —
Scotia Capital, Inc. ............................................... 53,839,590 (53,839,590) — —
SG Americas Securities LLC ........................................ 4,139,882 (4,139,882) — —
Toronto-Dominion Bank ............................................ 85,022,724 (85,022,724) — —
UBS AG ...................................................... 95,731,170 (95,731,170) — —
UBS Securities LLC .............................................. 2,597,712 (2,597,712) — —
Virtu Americas LLC ............................................... 2,650,060 (2,650,060) — —
Wells Fargo Bank NA ............................................. 4,085,735 (4,085,735) — —
Wells Fargo Securities LLC ......................................... 46,677 (46,174) — 503
$ 1,083,162,543 $ (1,082,852,837)
$ —
$ 309,706
a

Notes to Financial Statements
(unaudited) (continued)
48
2023
iShares Semi-Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000 Value
Barclays Bank PLC ............................................... $ 57,691,414 $ (57,691,414) $ — $ —
Barclays Capital, Inc. ............................................. 1,773,266 (1,773,266) — —
BMO Capital Markets Corp. ......................................... 8,508 (8,508) — —
BNP Paribas SA ................................................. 79,395,081 (79,395,081) — —
BofA Securities, Inc. .............................................. 45,794,722 (45,794,722) — —
Citadel Clearing LLC .............................................. 4,618,872 (4,618,872) — —
Citigroup Global Markets, Inc. ........................................ 26,682,106 (26,682,106) — —
Goldman Sachs & Co. LLC ......................................... 58,076,189 (58,076,189) — —
HSBC Bank PLC ................................................ 14,306,282 (14,306,282) — —
J.P. Morgan Securities LLC ......................................... 50,790,467 (50,790,467) — —
Jefferies LLC ................................................... 2,068,506 (2,068,506) — —
Morgan Stanley ................................................. 85,534,719 (85,534,719) — —
National Financial Services LLC ...................................... 908,003 (908,003) — —
Natixis SA ..................................................... 5,110,905 (5,110,905) — —
Nomura Securities International, Inc. ................................... 4,507 (4,507) — —
RBC Capital Markets LLC .......................................... 45,080,456 (45,080,456) — —
Scotia Capital (USA), Inc. .......................................... 8,872,624 (8,872,624) — —
Scotia Capital, Inc. ............................................... 53,647,898 (53,647,898) — —
SG Americas Securities LLC ........................................ 3,595,720 (3,595,720) — —
State Street Bank & Trust Co. ........................................ 896 (896) — —
Toronto-Dominion Bank ............................................ 62,224,757 (62,224,757) — —
UBS AG ...................................................... 37,884,775 (37,884,775) — —
UBS Securities LLC .............................................. 357,057 (357,057) — —
Virtu Americas LLC ............................................... 1,748,545 (1,748,545) — —
Wells Fargo Bank NA ............................................. 8,870,820 (8,870,820) — —
Wells Fargo Securities LLC ......................................... 2,853,695 (2,853,695) — —
$ 657,900,790 $ (657,900,790)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
49
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  September 30, 2023 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Russell 1000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1900
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1805
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1715
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1630
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 609,361
Russell 1000 Growth ................................................................................................. 694,552
Russell 1000 Value .................................................................................................. 1,529,194

Notes to Financial Statements
(unaudited) (continued)
50
2023
iShares Semi-Annual Report to Shareholders
For the six months ended September 30, 2023 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ................................................................... $ 161,412,227  $ 120,364,187  $ (71,947,030)
Russell 1000 Growth ............................................................. 3,288,184,355  4,601,050,931  (442,357,362)
Russell 1000 Value .............................................................. 5,111,995,742  2,101,050,318  (436,656,916)
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 563,700,536  $ 547,745,910
Russell 1000 Growth ............................................................................... 7,894,991,791  7,872,518,648
Russell 1000 Value ................................................................................ 6,253,186,006  6,146,113,341
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 2,690,429,171  $ 3,202,656,580
Russell 1000 Growth ............................................................................... 4,491,957,252  4,543,107,045
Russell 1000 Value ................................................................................ 6,507,288,674  8,966,997,818
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified Late-Year
Ordinary Losses
Russell 1000 .....................................................................................
$ 1,048,166,720  $ 36,782
Russell 1000 Growth ...............................................................................
4,435,951,491  —
Russell 1000 Value ................................................................................
2,653,752,716  67,584
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 26,756,541,118  $ 5,248,406,469  $ (2,431,687,039) $ 2,816,719,430
Russell 1000 Growth ........................................... 54,864,413,179  17,222,510,834  (1,784,718,487) 15,437,792,347
Russell 1000 Value ............................................ 48,039,769,131  5,503,976,322  (4,596,194,474) 907,781,848

Notes to Financial Statements
(unaudited) ( continued)
51
Notes to Financial Statements
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
52
2023
iShares Semi-Annual Report to Shareholders
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Russell 1000
Shares sold ............................................... 11,350,000  $ 2,699,566,298  37,350,000  $ 8,061,887,621
Shares redeemed ........................................... (13,400,000) (3,213,823,194) (33,050,000) (7,190,797,118)
(2,050,000) $ (514,256,896) 4,300,000  $ 871,090,503
Russell 1000 Growth
Shares sold ............................................... 16,950,000  $ 4,501,728,986  65,450,000  $ 14,964,701,868
Shares redeemed ........................................... (17,200,000) (4,553,183,239) (60,500,000) (13,984,957,208)
(250,000) $ (51,454,253) 4,950,000  $ 979,744,660
Russell 1000 Value
Shares sold ............................................... 42,100,000  $ 6,538,238,514  61,100,000  $ 9,177,683,939
Shares redeemed ........................................... (57,800,000) (8,932,725,465) (78,450,000) (12,028,131,137)
(15,700,000) $ (2,394,486,951) (17,350,000) $ (2,850,447,198)

Board Review and Approval of Investment Advisory Contract
53
Board Review and Approval of Investment Advisory Contract
iShares Russell 1000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
54
2023
iShares Semi-Annual Report to Shareholders
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the
Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
55
Board Review and Approval of Investment Advisory Contract
iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
56
2023
iShares Semi-Annual Report to Shareholders
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
57
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 1000 ...................... $ 1 .639122  $ —  $ —  $ 1 .639122  100% — % — % 100%
Russell 1000 Value ................. 1 .612440  —  —  1 .612440  100 — — 100

General Information
58
2023
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
59
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-317-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2023
iShares Trust
iShares Focused Value Factor ETF | FOVL | NYSE Arca
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued
to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward.
See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of
2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization
U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of September 30 , 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.22 10.28
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Focused Value Factor ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2023
Investment Objective
The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”) and determined by the Index provider, FTSE Russell. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was March 19, 2019. The first day of secondary market trading was March 21, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 1.27% 13.59% 3.59% 13.59% 17.33%
Fund Market ..............................................
1.38 13.66 3.58 – % 13.66 17.31
Index ................................................... 1.44 13.89 3.88 13.89 18.81
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,012.70  $ 1.26  $ 1,000.00  $ 1,023.75  $ 1.26  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 49.4%
Materials ..................................... 12.4
Communication Services ........................... 7.4
Consumer Discretionary ........................... 7.3
Real Estate .................................... 7.0
Industrials ..................................... 6.8
Utilities ....................................... 4.5
Information Technology ............................ 2.7
Energy ....................................... 2.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Pinnacle Financial Partners, Inc. ...................... 3.1%
White Mountains Insurance Group Ltd. ................. 2.8
Old Republic International Corp. ...................... 2.8
Webster Financial Corp. ........................... 2.8
Axis Capital Holdings Ltd. .......................... 2.8
Westlake Corp. ................................. 2.7
Interactive Brokers Group, Inc., Class A ................. 2.7
Hewlett Packard Enterprise Co. ...................... 2.7
Unum Group ................................... 2.7
LyondellBasell Industries NV, Class A .................. 2.7
      aaa aa

iShares
®
US Small Cap Value Factor ETF
5
Fund Summary
Fund Summary
as of September 30, 2023
Investment Objective
The iShares US Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with prominent value characteristics, as represented by the Russell 2000 Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was October 27, 2020. The first day of secondary market trading was October 29, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 0.53% 5.35% 13.40% 5.35% 44.53%
Fund Market ..............................................
0.44 5.19 13.36 – % 5.19 44.38
Index ................................................... 0.70 5.65 13.78 5.65 45.93
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,005.30  $ 1.00  $ 1,000.00  $ 1,024.00  $ 1.01  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 39.6%
Industrials ..................................... 18.9
Consumer Discretionary ........................... 15.7
Energy ....................................... 7.2
Information Technology ............................ 6.2
Materials ..................................... 4.9
Real Estate .................................... 2.7
Consumer Staples ............................... 2.2
Utilities ....................................... 1.2
Other (each representing less than 1%) ................. 1.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Sterling Infrastructure, Inc. .......................... 1.3%
Chord Energy Corp. .............................. 1.1
Covenant Logistics Group, Inc., Class A ................. 1.0
Dorian LPG, Ltd. ................................ 1.0
M/I Homes, Inc. ................................. 0.9
DHT Holdings, Inc. ............................... 0.9
Terex Corp. .................................... 0.8
Group 1 Automotive, Inc. ........................... 0.8
Encore Wire Corp. ............................... 0.8
Taylor Morrison Home Corp. ........................ 0.8
      aaa aa

About Fund Performance
6
2023
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
September 30, 2023
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  — 2.4%
Thor Industries, Inc. ....................... 4,470 $ 425,231
a
Banks  — 16.1%
First Hawaiian, Inc. ....................... 25,690 463,704
FNB Corp. ............................. 40,443 436,380
JPMorgan Chase & Co. .................... 3,181 461,309
Pinnacle Financial Partners, Inc. ............... 8,167 547,516
Synovus Financial Corp. .................... 15,295 425,201
Webster Financial Corp. .................... 12,256 494,039
2,828,149
a
Building Products  — 2.4%
Builders FirstSource, Inc.
(a)
.................. 3,402 423,515
a
Capital Markets  — 12.6%
Affiliated Managers Group, Inc. ............... 3,087 402,359
Interactive Brokers Group, Inc., Class A .......... 5,570 482,139
Janus Henderson Group PLC ................ 16,979 438,398
State Street Corp. ........................ 6,322 423,321
Stifel Financial Corp. ...................... 7,754 476,406
2,222,623
a
Chemicals  — 5.5%
LyondellBasell Industries NV, Class A ........... 5,038 477,099
Westlake Corp. .......................... 3,873 482,847
959,946
a
Consumer Finance  — 4.3%
Capital One Financial Corp. .................. 4,230 410,521
Discover Financial Services .................. 3,960 343,055
753,576
a
Diversified Telecommunication Services  — 4.7%
AT&T, Inc. .............................. 29,007 435,685
Frontier Communications Parent, Inc.
(a)
.......... 24,821 388,449
824,134
a
Electric Utilities  — 4.5%
Avangrid, Inc. ........................... 12,279 370,458
Pinnacle West Capital Corp. ................. 5,680 418,502
788,960
a
Entertainment  — 0.6%
Liberty Media Corp.-Liberty Live, Series C
(a)
....... 3,536 113,506
a
Ground Transportation  — 2.5%
Schneider National, Inc., Class B .............. 16,110 446,086
a
Household Durables  — 2.5%
Toll Brothers, Inc. ......................... 5,851 432,740
a
Insurance  — 16.3%
Axis Capital Holdings Ltd. ................... 8,595 484,500
CNA Financial Corp. ....................... 11,980 471,413
Old Republic International Corp. ............... 18,382 495,211
Principal Financial Group, Inc. ................ 6,101 439,699
Unum Group ............................ 9,700 477,143
White Mountains Insurance Group Ltd. .......... 333 498,065
2,866,031
a
Media  — 2.0%
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
14,136 359,903
a
Security Shares Value
a
Metals & Mining  — 5.0%
Cleveland-Cliffs, Inc.
(a)
..................... 27,606 $ 431,482
Nucor Corp. ............................ 2,821 441,063
872,545
a
Office REITs  — 2.3%
Cousins Properties, Inc. .................... 20,292 413,348
a
Oil, Gas & Consumable Fuels  — 2.5%
Kinder Morgan, Inc., Class P ................. 26,868 445,471
a
Paper & Forest Products  — 1.9%
Louisiana-Pacific Corp. ..................... 6,171 341,071
a
Passenger Airlines  — 1.8%
Alaska Air Group, Inc.
(a)
..................... 8,700 322,596
a
Real Estate Management & Development  — 2.4%
Zillow Group, Inc., Class C, NVS
(a)
............. 9,206 424,949
a
Retail REITs  — 2.2%
Spirit Realty Capital, Inc. .................... 11,749 393,944
a
Specialty Retail  — 2.4%
AutoNation, Inc.
(a)(b)
....................... 2,811 425,585
a
Technology Hardware, Storage & Peripherals  — 2.7%
Hewlett Packard Enterprise Co. ............... 27,540 478,370
a
Total Long-Term Investments — 99.6%
(Cost: $18,266,107) ................................. 17,562,279
a
Short-Term Securities
Money Market Funds  —  3.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 433,981 434,155
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.31%
(c)(d)
............................ 163,854 163,854
a
Total Short-Term Securities — 3.4%
(Cost: $597,954) ................................... 598,009
Total Investments — 103.0%
(Cost: $18,864,061) ................................. 18,160,288
Liabilities in Excess of Other Assets — (3.0)% ............... (534,423)
Net Assets — 100.0% ................................. $ 17,625,865
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Focused Value Factor ETF
8
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 433,992
(a)
$ —  $ 108  $ 55  $ 434,155  433,981  $ 579
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 32,125  131,729
(a)
—  —  —  163,854  163,854  1,154  —
$ 108  $ 55
$ 598,009
$ 1,733  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 6 12/15/23 $ 54 $ (1,894)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,894 $ — $ — $ — $ 1,894
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,423 $ — $ — $ — $ 3,423
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (4,348) $ — $ — $ — $ (4,348)

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
9
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 55,535
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,562,279  $ —  $ —  $ 17,562,279
Short-Term Securities
Money Market Funds ...................................... 598,009  —  —  598,009
$ 18,160,288  $ —  $ —  $ 18,160,288
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,894) $ —  $ —  $ (1,894)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.6%
Moog, Inc., Class A ....................... 4,470 $ 504,931
a
Air Freight & Logistics  — 0.8%
Air Transport Services Group, Inc.
(a)
............ 11,734 244,888
Hub Group, Inc., Class A
(a)
................... 5,083 399,219
644,107
a
Automobile Components  — 0.4%
Standard Motor Products, Inc. ................ 9,098 305,875
a
Automobiles  — 0.5%
Winnebago Industries, Inc. .................. 7,264 431,845
a
Banks  — 33.5%
1st Source Corp. ......................... 8,486 357,176
Amerant Bancorp, Inc., Class A ............... 12,424 216,675
Ameris Bancorp .......................... 8,945 343,399
Associated Banc-Corp. ..................... 17,245 295,062
Atlantic Union Bankshares Corp. .............. 10,453 300,837
Banc of California, Inc. ..................... 20,124 249,135
BancFirst Corp. .......................... 4,717 409,105
Bank of NT Butterfield & Son Ltd. (The) .......... 10,939 296,228
BankUnited, Inc. ......................... 8,863 201,190
Banner Corp. ........................... 6,706 284,200
Berkshire Hills Bancorp, Inc. ................. 13,337 267,407
Brookline Bancorp, Inc. ..................... 24,898 226,821
Byline Bancorp, Inc. ....................... 14,711 289,954
Cadence Bank .......................... 13,107 278,131
Camden National Corp. .................... 8,344 235,468
Capitol Federal Financial, Inc. ................ 36,074 172,073
Cathay General Bancorp .................... 8,771 304,880
Central Pacific Financial Corp. ................ 13,909 232,002
City Holding Co. ......................... 4,987 450,575
Community Trust Bancorp, Inc. ............... 9,526 326,361
ConnectOne Bancorp, Inc. .................. 12,261 218,614
Customers Bancorp, Inc.
(a)
................... 7,528 259,340
CVB Financial Corp. ....................... 16,786 278,144
Dime Community Bancshares, Inc. ............. 11,353 226,606
Eagle Bancorp, Inc. ....................... 6,734 144,444
Eastern Bankshares, Inc. ................... 18,221 228,491
Enterprise Financial Services Corp. ............ 8,296 311,100
First Bancorp ........................... 9,181 258,353
First BanCorp ........................... 29,915 402,656
First Bancshares, Inc. (The) .................. 11,660 314,470
First Busey Corp. ......................... 15,489 297,699
First Commonwealth Financial Corp. ............ 25,890 316,117
First Financial Bancorp ..................... 16,923 331,691
First Financial Corp. ....................... 9,069 306,623
First Foundation, Inc. ...................... 16,158 98,241
First Interstate BancSystem, Inc., Class A ........ 10,674 266,210
First Merchants Corp. ...................... 9,435 262,482
Fulton Financial Corp. ...................... 23,483 284,379
German American Bancorp, Inc. ............... 10,331 279,867
Great Southern Bancorp, Inc. ................. 6,651 318,716
Hancock Whitney Corp. .................... 7,526 278,387
Hanmi Financial Corp. ..................... 15,976 259,290
HarborOne Bancorp, Inc. ................... 27,995 266,512
Heartland Financial USA, Inc. ................ 8,206 241,503
Heritage Financial Corp. .................... 15,662 255,447
Hilltop Holdings, Inc. ....................... 13,350 378,606
Home BancShares, Inc. .................... 17,367 363,665
HomeStreet, Inc. ......................... 8,252 64,283
Hope Bancorp, Inc. ....................... 24,229 214,427
Security Shares Value
a
Banks (continued)
Horizon Bancorp, Inc. ...................... 21,022 $ 224,515
Independent Bank Corp. .................... 17,840 327,186
Independent Bank Group, Inc. ................ 5,516 218,158
Kearny Financial Corp. ..................... 30,473 211,178
Lakeland Bancorp, Inc. ..................... 23,502 296,595
National Bank Holdings Corp., Class A .......... 9,714 289,089
NBT Bancorp, Inc. ........................ 10,863 344,248
Nicolet Bankshares, Inc.
(b)
................... 4,195 292,727
Northfield Bancorp, Inc. .................... 27,332 258,287
Northwest Bancshares, Inc. .................. 29,052 297,202
OceanFirst Financial Corp. .................. 19,527 282,556
OFG Bancorp ........................... 14,733 439,927
Old National Bancorp ...................... 23,961 348,393
Old Second Bancorp, Inc. ................... 27,050 368,150
Origin Bancorp, Inc.
(b)
...................... 9,281 267,942
Pacific Premier Bancorp, Inc. ................. 11,015 239,686
Park National Corp. ....................... 2,987 282,331
Pathward Financial, Inc. .................... 7,147 329,405
Peapack-Gladstone Financial Corp. ............ 11,295 289,717
Peoples Bancorp, Inc. ..................... 12,536 318,164
Premier Financial Corp. .................... 12,941 220,773
Provident Financial Services, Inc. .............. 16,389 250,588
QCR Holdings, Inc. ....................... 6,936 336,535
Renasant Corp. .......................... 11,579 303,254
S&T Bancorp, Inc. ........................ 13,275 359,487
Sandy Spring Bancorp, Inc. .................. 8,738 187,255
Seacoast Banking Corp. of Florida ............. 11,125 244,305
Simmons First National Corp., Class A .......... 30,062 509,851
Southside Bancshares, Inc. .................. 9,641 276,697
SouthState Corp. ......................... 4,811 324,069
Stellar Bancorp, Inc. ....................... 25,121 535,580
Texas Capital Bancshares, Inc.
(a)
.............. 6,849 403,406
Towne Bank ............................ 13,109 300,589
TriCo Bancshares ........................ 9,805 314,054
TrustCo Bank Corp. ....................... 12,258 334,521
Trustmark Corp. ......................... 12,974 281,925
UMB Financial Corp. ...................... 4,040 250,682
United Bankshares, Inc. .................... 11,253 310,470
United Community Banks, Inc. ................ 11,278 286,574
Univest Financial Corp. ..................... 14,667 254,912
Valley National Bancorp .................... 30,145 258,041
Washington Federal, Inc. .................... 11,685 299,370
Washington Trust Bancorp, Inc. ............... 7,476 196,843
WesBanco, Inc. .......................... 11,423 278,950
WSFS Financial Corp. ..................... 8,418 307,257
27,014,486
a
Biotechnology  — 0.2%
iTeos Therapeutics, Inc.
(a)
................... 12,197 133,557
a
Building Products  — 1.7%
Insteel Industries, Inc. ...................... 10,611 344,433
Quanex Building Products Corp. ............... 18,699 526,751
UFP Industries, Inc. ....................... 5,087 520,909
1,392,093
a
Capital Markets  — 0.6%
BGC Group, Inc., Class A
(b)
.................. 89,202 470,987
a
Chemicals  — 1.2%
AdvanSix, Inc. ........................... 7,682 238,756
American Vanguard Corp. ................... 19,315 211,113
Kronos Worldwide, Inc. ..................... 25,289 195,990

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Chemicals (continued)
Minerals Technologies, Inc. .................. 5,933 $ 324,891
970,750
a
Commercial Services & Supplies  — 2.1%
ABM Industries, Inc. ....................... 8,525 341,085
BrightView Holdings, Inc.
(a)
.................. 28,838 223,495
CoreCivic, Inc.
(a)
......................... 35,138 395,302
Interface, Inc. ........................... 28,923 283,735
Matthews International Corp., Class A ........... 12,129 471,939
1,715,556
a
Communications Equipment  — 0.7%
NETGEAR, Inc.
(a)
......................... 15,903 200,219
NetScout Systems, Inc.
(a)
................... 12,235 342,825
543,044
a
Construction & Engineering  — 1.9%
Argan, Inc. ............................. 9,670 440,178
Sterling Infrastructure, Inc.
(a)
................. 14,645 1,076,115
1,516,293
a
Construction Materials  — 0.5%
Summit Materials, Inc., Class A
(a)
.............. 12,851 400,180
a
Consumer Staples Distribution & Retail  — 1.0%
SpartanNash Co. ......................... 11,897 261,734
Sprouts Farmers Market, Inc.
(a)(b)
.............. 12,273 525,284
787,018
a
Containers & Packaging  — 0.5%
Greif, Inc., Class A ........................ 6,033 403,065
a
Diversified Consumer Services  — 1.3%
Adtalem Global Education, Inc.
(a)
.............. 13,211 566,091
Stride, Inc.
(a)
............................ 10,803 486,459
1,052,550
a
Diversified REITs  — 0.7%
Broadstone Net Lease, Inc. .................. 18,021 257,700
CTO Realty Growth, Inc. .................... 17,754 287,793
545,493
a
Diversified Telecommunication Services  — 0.3%
EchoStar Corp., Class A
(a)
................... 16,125 270,094
a
Electric Utilities  — 0.8%
PNM Resources, Inc. ...................... 8,233 367,274
Portland General Electric Co. ................. 7,117 288,096
655,370
a
Electrical Equipment  — 1.5%
Atkore, Inc.
(a)
............................ 3,987 594,820
Encore Wire Corp. ........................ 3,441 627,845
1,222,665
a
Electronic Equipment, Instruments & Components  — 2.8%
Benchmark Electronics, Inc. ................. 15,674 380,251
Knowles Corp.
(a)
......................... 18,230 269,986
Methode Electronics, Inc. ................... 9,075 207,364
Sanmina Corp.
(a)
......................... 9,710 527,059
TTM Technologies, Inc.
(a)
.................... 26,484 341,114
Vishay Intertechnology, Inc. .................. 20,025 495,018
2,220,792
a
Security Shares Value
a
Energy Equipment & Services  — 0.8%
Bristow Group, Inc.
(a)
...................... 10,585 $ 298,179
ProPetro Holding Corp.
(a)
.................... 28,176 299,511
597,690
a
Financial Services  — 1.8%
A-Mark Precious Metals, Inc. ................. 10,150 297,700
NMI Holdings, Inc., Class A
(a)
................. 19,034 515,631
Radian Group, Inc. ........................ 17,267 433,574
Waterstone Financial, Inc. ................... 20,294 222,219
1,469,124
a
Food Products  — 0.7%
Hostess Brands, Inc., Class A
(a)
............... 17,889 595,883
a
Ground Transportation  — 2.5%
Covenant Logistics Group, Inc., Class A .......... 18,230 799,385
Heartland Express, Inc. ..................... 27,895 409,778
Marten Transport Ltd. ...................... 22,100 435,591
Werner Enterprises, Inc. .................... 9,573 372,868
2,017,622
a
Health Care Technology  — 0.2%
Computer Programs and Systems, Inc.
(a)
......... 11,393 181,604
a
Hotel & Resort REITs  — 0.3%
Chatham Lodging Trust ..................... 28,462 272,381
a
Hotels, Restaurants & Leisure  — 1.0%
Bloomin' Brands, Inc. ...................... 17,889 439,891
Brinker International, Inc.
(a)(b)
................. 10,285 324,903
764,794
a
Household Durables  — 5.1%
Century Communities, Inc. .................. 7,327 489,297
Ethan Allen Interiors, Inc. ................... 15,055 450,144
GoPro, Inc., Class A
(a)
...................... 46,013 144,481
KB Home .............................. 12,121 560,960
M/I Homes, Inc.
(a)
......................... 8,850 743,754
Meritage Homes Corp. ..................... 4,954 606,320
Taylor Morrison Home Corp.
(a)(b)
............... 14,419 614,394
Tri Pointe Homes, Inc.
(a)
.................... 19,546 534,583
4,143,933
a
Household Products  — 0.5%
Central Garden & Pet Co., Class A, NVS
(a)
........ 9,625 385,866
a
Insurance  — 3.5%
Argo Group International Holdings, Ltd. .......... 9,508 283,719
CNO Financial Group, Inc. ................... 15,643 371,208
Employers Holdings, Inc. .................... 9,243 369,258
Horace Mann Educators Corp. ................ 9,314 273,645
ProAssurance Corp. ....................... 14,094 266,236
Safety Insurance Group, Inc. ................. 4,288 292,399
Selective Insurance Group, Inc. ............... 4,392 453,122
Stewart Information Services Corp. ............. 6,476 283,649
United Fire Group, Inc. ..................... 12,632 249,482
2,842,718
a
Interactive Media & Services  — 0.3%
Ziff Davis, Inc.
(a)(b)
......................... 4,055 258,263
a
Leisure Products  — 1.1%
Funko, Inc., Class A
(a)(b)
..................... 22,753 174,060
MasterCraft Boat Holdings, Inc.
(a)
.............. 15,948 354,365
Vista Outdoor, Inc.
(a)(b)
...................... 10,997 364,221
892,646
a

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
12
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Machinery  — 1.9%
Hillenbrand, Inc. ......................... 8,886 $ 375,967
Mueller Industries, Inc. ..................... 7,246 544,609
Terex Corp. ............................. 11,006 634,166
1,554,742
a
Marine Transportation  — 1.3%
Eagle Bulk Shipping, Inc. ................... 5,763 242,219
Genco Shipping & Trading Ltd. ................ 16,617 232,472
Matson, Inc. ............................ 3,254 288,695
Safe Bulkers, Inc. ........................ 82,456 267,157
1,030,543
a
Metals & Mining  — 2.0%
Commercial Metals Co. ..................... 9,430 465,936
Schnitzer Steel Industries, Inc., Class A .......... 7,557 210,463
TimkenSteel Corp.
(a)
....................... 17,938 389,613
Warrior Met Coal, Inc. ...................... 10,576 540,222
1,606,234
a
Multi-Utilities  — 0.4%
Unitil Corp. ............................. 7,869 336,085
a
Office REITs  — 0.1%
City Office REIT, Inc. ...................... 22,095 93,904
a
Oil, Gas & Consumable Fuels  — 6.4%
Berry Corp. ............................. 38,032 311,862
Chord Energy Corp. ....................... 5,463 885,388
CNX Resources Corp.
(a)(b)
................... 18,943 427,733
CVR Energy, Inc. ......................... 15,368 522,973
DHT Holdings, Inc. ........................ 67,671 697,011
Dorian LPG, Ltd. ......................... 27,087 778,210
Matador Resources Co. .................... 7,408 440,628
Murphy Oil Corp. ......................... 9,717 440,666
Sitio Royalties Corp., Class A ................. 14,558 352,449
World Kinect Corp. ........................ 14,515 325,572
5,182,492
a
Paper & Forest Products  — 0.7%
Clearwater Paper Corp.
(a)
................... 14,002 507,573
Glatfelter Corp.
(a)
......................... 31,449 62,898
570,471
a
Passenger Airlines  — 0.7%
SkyWest, Inc.
(a)
.......................... 13,604 570,552
a
Pharmaceuticals  — 0.3%
Innoviva, Inc.
(a)
.......................... 20,284 263,489
a
Professional Services  — 0.6%
CRA International, Inc. ..................... 4,658 469,340
a
Real Estate Management & Development  — 0.4%
Anywhere Real Estate, Inc.
(a)(b)
................ 25,031 160,950
Newmark Group, Inc., Class A ................ 24,654 158,525
319,475
a
Retail REITs  — 0.7%
Acadia Realty Trust ....................... 17,979 257,999
SITE Centers Corp. ....................... 23,488 289,607
547,606
a
Semiconductors & Semiconductor Equipment  — 2.4%
Alpha & Omega Semiconductor Ltd.
(a)
........... 7,182 214,311
Amkor Technology, Inc. ..................... 18,070 408,382
Cohu, Inc.
(a)
............................ 13,260 456,674
Kulicke & Soffa Industries, Inc. ................ 7,006 340,702
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.
(a)
......................... 23,128 $ 467,417
1,887,486
a
Software  — 0.4%
Adeia, Inc. ............................. 22,661 242,020
Xperi, Inc.
(a)
............................. 9,064 89,371
331,391
a
Specialized REITs  — 0.4%
PotlatchDeltic Corp. ....................... 7,443 337,838
a
Specialty Retail  — 5.3%
Arko Corp. ............................. 43,131 308,387
Caleres, Inc. ............................ 20,305 583,972
Genesco, Inc.
(a)
.......................... 6,170 190,159
Group 1 Automotive, Inc. .................... 2,339 628,513
Haverty Furniture Cos., Inc. .................. 14,314 411,957
MarineMax, Inc.
(a)
......................... 9,749 319,962
ODP Corp. (The)
(a)
........................ 8,564 395,229
Shoe Carnival, Inc. ........................ 13,460 323,444
Signet Jewelers Ltd. ....................... 5,399 387,702
Urban Outfitters, Inc.
(a)(b)
.................... 15,631 510,977
Zumiez, Inc.
(a)
........................... 10,272 182,841
4,243,143
a
Textiles, Apparel & Luxury Goods  — 1.0%
G-III Apparel Group Ltd.
(a)
................... 14,510 361,589
Oxford Industries, Inc. ..................... 4,337 416,916
778,505
a
Trading Companies & Distributors  — 3.2%
Boise Cascade Co. ....................... 5,650 582,176
DXP Enterprises, Inc.
(a)
..................... 14,488 506,211
Herc Holdings, Inc. ........................ 2,349 279,390
MRC Global, Inc.
(a)
........................ 32,955 337,789
Rush Enterprises, Inc., Class A ............... 11,564 472,158
Titan Machinery, Inc.
(a)
..................... 13,889 369,169
2,546,893
a
Total Long-Term Investments — 99.6%
(Cost: $91,314,587) ................................. 80,293,464
a
Short-Term Securities
Money Market Funds  —  3.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 2,271,110 2,272,018
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.31%
(c)(d)
............................ 892,383 892,383
a
Total Short-Term Securities — 3.9%
(Cost: $3,163,137) .................................. 3,164,401
Total Investments — 103.5%
(Cost: $94,477,724) ................................. 83,457,865
Liabilities in Excess of Other Assets — (3.5)% ............... (2,858,329)
Net Assets — 100.0% ................................. $ 80,599,536
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
  Shares Held
at 09/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,856,572 $ — $ (1,584,955)
(a)
$ 519 $ (118) $ 2,272,018 2,271,110 $ 11,788
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 286,846 605,537
(a)
— — — 892,383 892,383 10,666 —
$ 519 $ (118)
$ 3,164,401
$ 22,454 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 20 12/15/23 $ 180 $ (6,904)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long .......
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 9,946 $ (927)
(c)
$ 9,482 – %
(d)
Monthly
HSBC Bank PLC
(e)
02/10/28
50,858 (1,565)
(f )
50,280 0.1
Monthly
JPMorgan Chase Bank NA
(g)
02/08/24
47,981 (2,103)
(h)
47,548 0.1
$ (4,595) $ 107,310
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(463) of net dividends, payable for referenced securities and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(987) of net dividends, payable for referenced securities and financing fees.
(h)
Amount includes $(1,670) of net dividends, payable for referenced securities and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (e) (g)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
US Small Cap Value Factor ETF
14
2023
iShares Semi-Annual Report to Shareholders
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
BankUnited, Inc. ................... 75 $ 1,702 17.9%
CVB Financial Corp. ................. 124 2,055 21.7
Fulton Financial Corp. ................ 132 1,599 16.9
Pacific Premier Bancorp, Inc. ........... 28 609 6.4
Simmons First National Corp., Class A .... 46 780 8.2
Southside Bancshares, Inc. ............ 28 804 8.5
Trustmark Corp. ................... 33 717 7.6
WSFS Financial Corp. ............... 1 36 0.4
8,302
Financial Services
Radian Group, Inc. .................. 47 1,180 12.4
a
Total Reference Entity — Long
9,482
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 9,482
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ........ 80 $ 2,302 4.6%
Banc of California, Inc. ............... 112 1,386 2.8
Berkshire Hills Bancorp, Inc. ........... 94 1,885 3.7
Cadence Bank .................... 134 2,843 5.7
Central Pacific Financial Corp. .......... 132 2,202 4.4
Eagle Bancorp, Inc. ................. 57 1,223 2.4
First Bancorp ..................... 92 2,589 5.1
First Financial Bancorp ............... 105 2,058 4.1
Hope Bancorp, Inc. ................. 227 2,009 4.0
Provident Financial Services, Inc. ........ 165 2,523 5.0
Seacoast Banking Corp. of Florida ....... 108 2,372 4.7
TrustCo Bank Corp. ................. 34 928 1.8
Washington Federal, Inc. .............. 92 2,357 4.7
26,677
Shares Value
% of
Basket
Value
Financial Services
Radian Group, Inc. .................. 358 $ 8,989 17.9%
a
Insurance
Employers Holdings, Inc. .............. 78 3,116 6.2
Horace Mann Educators Corp. .......... 62 1,822 3.6
ProAssurance Corp. ................. 357 6,744 13.4
Safety Insurance Group, Inc. ........... 43 2,932 5.9
14,614
Total Reference Entity — Long
50,280
Net Value of Reference Entity — HSBC Bank PLC .... $ 50,280
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2024 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ........ 164 $ 4,720 9.9%
Banc of California, Inc. ............... 37 458 1.0
Berkshire Hills Bancorp, Inc. ........... 117 2,346 4.9
Brookline Bancorp, Inc. ............... 88 802 1.7
Cadence Bank .................... 173 3,671 7.7
Central Pacific Financial Corp. .......... 27 450 1.0
Eagle Bancorp, Inc. ................. 94 2,016 4.2
First Bancorp ..................... 123 3,461 7.3
Hanmi Financial Corp. ............... 28 454 1.0
National Bank Holdings Corp., Class A .... 30 893 1.9
Pacific Premier Bancorp, Inc. ........... 60 1,306 2.8
Provident Financial Services, Inc. ........ 219 3,349 7.0
Renasant Corp. .................... 155 4,060 8.5
Trustmark Corp. ................... 3 65 0.1
Washington Federal, Inc. .............. 182 4,663 9.8
32,714
Insurance
Employers Holdings, Inc. .............. 247 9,868 20.8
Horace Mann Educators Corp. .......... 7 205 0.4
ProAssurance Corp. ................. 151 2,852 6.0
12,925
Retail REITs
Acadia Realty Trust ................. 133 1,909 4.0
a
Total Reference Entity — Long
47,548
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 47,548
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (4,595)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2023
15
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,904 $ — $ — $ — $ 6,904
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 4,595 — — — 4,595
$ —
$ — $ 11,499 $ — $ — $ — $ 11,499
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,308) $ — $ — $ — $ (1,308)
Swaps ......................................... — — 3,143 — — — 3,143
$ — $ — $ 1,835 $ — $ — $ — $ 1,835
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (11,900) $ — $ — $ — $ (11,900)
Swaps ......................................... — — (3,576) — — — (3,576)
$ —
$ — $ (15,476) $ — $ — $ — $ (15,476)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 194,634
Total return swaps
Average notional amount ............................................................................................... $ 210,619
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................ $ —  $ 1,050
Swaps — OTC
(a)
................................................................................ —  4,595
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ —  $ 5,645
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
—  (1,050)
Total derivative assets and liabilities subject to an MNA ........................................................ $ —  $ 4,595
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
US Small Cap Value Factor ETF
16
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
Goldman Sachs Bank USA .............................. $ 927  $ –  $ –  $ –  $ 927
HSBC Bank PLC ..................................... 1,565  –  –  –  1,565
JPMorgan Chase Bank NA .............................. 2,103  –  –  –  2,103
$ 4,595  $ –  $ –  $ –  $ 4,595
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 80,293,464  $ —  $ —  $ 80,293,464
Short-Term Securities
Money Market Funds ..................................... 3,164,401  —  —  3,164,401
$ 83,457,865  $ —  $ —  $ 83,457,865
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts .......................................... $ (6,904) $ (4,595) $ —  $ (11,499)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

17
Financial Statements
Statements of Assets and Liabilities
(unaudited)
September 30, 2023
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 17,562,279  $ 80,293,464
Investments, at value — affiliated
(c)
....................................................................... 598,009  3,164,401
Cash pledged:
Futures contracts ................................................................................. 4,000  14,000
Receivables:
Securities lending income — affiliated ................................................................... 154  596
Dividends — unaffiliated ............................................................................ 33,513  87,097
Dividends — affiliated .............................................................................. 262  2,762
Interest — unaffiliated .............................................................................. 4  34
Total assets ......................................................................................
18,198,221  83,562,354
LIABILITIES
Bank overdraft ..................................................................................... 745  6,082
Collateral on securities loaned .......................................................................... 433,992  2,271,144
Payables:
Investments purchased ............................................................................. —  69,962
Income dividend distributions ......................................................................... 133,587  596,297
Investment advisory fees ............................................................................ 3,733  13,688
Variation margin on futures contracts .................................................................... 299  1,050
Unrealized depreciation on:
OTC swaps ..................................................................................... —  4,595
Total liabilities .....................................................................................
572,356  2,962,818
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 17,625,865  $ 80,599,536
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 23,311,056  $ 101,113,857
Accumulated loss .................................................................................. (5,685,191) (20,514,321)
NET ASSETS .....................................................................................
$ 17,625,865  $ 80,599,536
NET ASSET VALUE
Shares outstanding ................................................................................. 350,000  3,050,000
Net asset value .................................................................................... $ 50.36  $ 26.43
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 421,194  $ 2,217,858
(b)
Investments, at cost — unaffiliated ..................................................................... $ 18,266,107  $ 91,314,587
(c)
Investments, at cost — affiliated ....................................................................... $ 597,954  $ 3,163,137

18
2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 263,075  $ 1,106,982
Dividends — affiliated .............................................................................. 1,154  10,666
Interest — unaffiliated .............................................................................. 116  680
Securities lending income — affiliated — net ............................................................... 579  11,788
Foreign taxes withheld ............................................................................. (303) (1,469)
Total investment income ..............................................................................
264,621  1,128,647
EXPENSES
Investment advisory ............................................................................... 23,515  104,679
Total expenses .................................................................................... 23,515  104,679
Less: —  (20,456)
Investment advisory fees waived ....................................................................... —  (20,456)
Total expenses after fees waived ........................................................................
23,515  84,223
Net investment income ...............................................................................
241,106  1,044,424
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 207,424  (1,973,479)
Investments — affiliated ........................................................................... 108  519
Futures contracts ............................................................................... 3,423  (1,308)
In-kind redemptions — unaffiliated
(a)
................................................................... (5,656) (994,584)
Swaps   ...................................................................................... —  3,143
205,299  (2,965,709)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (265,574) 1,727,608
Investments — affiliated ........................................................................... 55  (118)
Futures contracts ............................................................................... (4,348) (11,900)
Swaps   ...................................................................................... —  (3,576)
(269,867) 1,712,014
Net realized and unrealized loss .........................................................................
(64,568) (1,253,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ 176,538  $ (209,271)
(a)
See Note 2 of the Notes to Financial Statements.

19
Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Focused Value Factor ETF
iShares
US Small Cap Value Factor ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 241,106  $ 718,331  $ 1,044,424  $ 3,236,064
Net realized gain (loss) ......................................... 205,299  (3,887,014) (2,965,709) (2,533,049)
Net change in unrealized appreciation (depreciation) ..................... (269,867) (326,217) 1,712,014  (16,723,433)
Net increase (decrease) in net assets resulting from operations ................
176,538  (3,494,900) (209,271) (16,020,418)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(235,205) (726,394) (997,948) (3,151,456)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(2,469,647) (10,720,408) (15,323,581) (63,196,281)
NET ASSETS
Total decrease in net assets ....................................... (2,528,314) (14,941,702) (16,530,800) (82,368,155)
Beginning of period .............................................
20,154,179  35,095,881  97,130,336  179,498,491
End of period .................................................
$ 17,625,865  $ 20,154,179  $ 80,599,536  $ 97,130,336
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

20
2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Focused Value Factor ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Period From
03/19/19
(a)
to 03/31/19
Net asset value, beginning of period .....
$ 50.39  $ 58.49  $ 53.34  $ 30.23  $ 48.63  $ 49.43
Net investment income
(b)
............. 0 .67  1 .54  1 .71  1 .23  1 .33  0 .04
Net realized and unrealized gain (loss)
(c)
...
( 0 .03 ) ( 8 .03 ) 5 .25  23.04  (18.31) ( 0 .84 )
Net increase (decrease) from investment
operations .......................
0 .64  ( 6 .49 ) 6 .96  24.27  (16.98) ( 0 .80 )
Distributions from net investment income
(d)
... ( 0 .67 ) ( 1 .61 ) ( 1 .81 ) ( 1 .16 ) ( 1 .42 ) —
Net asset value, end of period ..........
$ 50.36  $ 50.39  $ 58.49  $ 53.34  $ 30.23  $ 48.63
Total Return
(e)
– – – – – –
Based on net asset value ..............
1 .27%
(f)
(11.02) % 13.20% 81.85% (35.71) % ( 1 .62 ) %
(f)
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .....................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
(h)
Net investment income ................
2 .56%
(h)
2 .94% 3 .01% 3 .20% 2 .76% 2 .36%
(h)
Supplemental Data
Net assets, end of period (000) ..........
$ 17,626  $ 20,154  $ 35,096  $ 40,003  $ 18,141  $ 31,607
Portfolio turnover rate
(i)
................
74% 133% 138% 70% 149% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

21
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period ......................................
$ 26.61  $ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
.............................................. 0 .33  0 .68  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
....................................
( 0 .18 ) ( 4 .03 ) 0 .28  10.94
Net increase (decrease) from investment operations .............................
0 .15  ( 3 .35 ) 0 .85  11.14
Distributions from net investment income
(d)
.................................... ( 0 .33 ) ( 0 .72 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ...........................................
$ 26.43  $ 26.61  $ 30.68  $ 30.56
Total Return
(e)
– – – –
Based on net asset value ...............................................
0 .53%
(f)
(10.95) % 2 .79% 57.05%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .25%
(h)
0 .30% 0 .30% 0 .30%
(h)
Total expenses after fees waived ..........................................
0 .20%
(h)
0 .20% 0 .20% 0 .20%
(h)
Net investment income .................................................
2 .47%
(h)
2 .39% 1 .84% 1 .74%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 80,600  $ 97,130  $ 179,498  $ 113,060
Portfolio turnover rate
(i)
.................................................
2% 71% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
22
2023
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Focused Value Factor .................................................................................................. Diversified
US Small Cap Value Factor .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
(unaudited) (continued)
24
2023
iShares Semi-Annual Report to Shareholders
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Focused Value Factor
J.P. Morgan Securities LLC ..................................... $ 421,194  $ (421,194) $ —  $ —
$ 421,194  $ (421,194)
$ —
$ —
a
US Small Cap Value Factor
Barclays Bank PLC ........................................... 615,848  (615,848) —  —
BNP Paribas SA ............................................. 167,446  (167,446) —  —
BofA Securities, Inc. .......................................... 98,003  (98,003) —  —
Goldman Sachs & Co. LLC ..................................... 195,314  (195,314) —  —
Jefferies LLC ............................................... 196,140  (196,140) —  —
Morgan Stanley ............................................. 20,972  (20,972) —  —
National Financial Services LLC .................................. 308,855  (308,855) —  —
RBC Capital Markets LLC ...................................... 382  (382) —  —
Scotia Capital (USA), Inc. ...................................... 423,443  (423,443) —  —
State Street Bank & Trust Co. .................................... 19,714  (19,714) —  —
Toronto-Dominion Bank ........................................ 9,645  (9,645) —  —
Virtu Americas LLC ........................................... 162,096  (162,096) —  —
$ 2,217,858  $ (2,217,858)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: Prior to June 30, 2023, BFA had contractually agreed to waive a portion of its management fee such that iShares US Small Cap Value Factor ETF’s total annual fund operating expenses after the fee waiver would not exceed 0.20%. The contractual waiver was terminated as of June 30, 2023, by written agreement of the Trust and BFA.
iShares ETF Investment Advisory Fees
Focused Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
US Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20

Notes to Financial Statements
(unaudited) (continued)
26
2023
iShares Semi-Annual Report to Shareholders
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  September 30, 2023 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2023 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts Waived
US Small Cap Value Factor ............................................................................................................................................. $ 20,456
iShares ETF Amounts
Focused Value Factor ................................................................................................. $ 234
US Small Cap Value Factor ............................................................................................. 3,421
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Focused Value Factor ............................................................. $ 1,379,654  $ 1,726,093  $ 26,188
US Small Cap Value Factor ......................................................... 33,940  143,731  (241,868)
iShares ETF Purchases Sales
Focused Value Factor ............................................................................... $ 13,990,105  $ 14,367,569
US Small Cap Value Factor ........................................................................... 2,005,214  4,976,361

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
For the six months ended September 30, 2023 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF In-kind Purchases In-kind Sales
Focused Value Factor ............................................................................... $ —  $ 2,308,953
US Small Cap Value Factor ........................................................................... 4,393,602  16,858,510
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified Late-Year
Ordinary Losses
Focused Value Factor ...............................................................................
$ 5,139,862  $ —
US Small Cap Value Factor ...........................................................................
6,226,922  26,369
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Focused Value Factor ........................................... $ 18,926,521  $ 747,599  $ (1,515,726) $ (768,127)
US Small Cap Value Factor ....................................... 94,784,186  7,047,722  (18,385,542) (11,337,820)

Notes to Financial Statements
(unaudited) (continued)
28
2023
iShares Semi-Annual Report to Shareholders
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Focused Value Factor
Shares sold ............................................... —  $ —  50,000  $ 2,482,133
Shares redeemed ........................................... (50,000) (2,469,647) (250,000) (13,202,541)
(50,000) $ (2,469,647) (200,000) $ (10,720,408)
US Small Cap Value Factor
Shares sold ............................................... 200,000  $ 5,373,660  600,000  $ 16,584,672
Shares redeemed ........................................... (800,000) (20,697,241) (2,800,000) (79,780,953)
(600,000) $ (15,323,581) (2,200,000) $ (63,196,281)

Notes to Financial Statements
(unaudited) ( continued)
29
Notes to Financial Statements
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
30
2023
iShares Semi-Annual Report to Shareholders
iShares Focused Value Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
( continued)
31
Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares US Small Cap Value Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)
32
2023
iShares Semi-Annual Report to Shareholders
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund : The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
33
Board Review and Approval of Investment Advisory Contract
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 7-8, 2023 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
34
2023
iShares Semi-Annual Report to Shareholders
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information
35
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
36
2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-320-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

Not applicable to this semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

                There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	November 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 20, 2023